UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2668
                                                      --------

                        Oppenheimer AMT - Free Municipals
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 04/30/2008
                                                ----------

================================================================================


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON     MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--129.2%
----------------------------------------------------------------------------------------------------------------------

ALABAMA--0.3%
 $         30,000       AL 21st Century Authority Tobacco Settlement         5.500%     12/01/2021   $        29,660
----------------------------------------------------------------------------------------------------------------------
           50,000       AL DCH Health Care Authority (Health Care
                        Facilities)                                          5.000      06/01/2021            50,551
----------------------------------------------------------------------------------------------------------------------
           15,000       AL HFA (Pelican)                                     6.550      03/20/2030            15,014
----------------------------------------------------------------------------------------------------------------------
        1,460,000       AL Space Science Exhibit Finance Authority           6.000      10/01/2025         1,342,835
----------------------------------------------------------------------------------------------------------------------
           35,000       Birmingham, AL Baptist Medical Centers
                        (Baptist Health System)                              5.625      11/15/2015            35,921
----------------------------------------------------------------------------------------------------------------------
           15,000       Birmingham, AL Baptist Medical Centers
                        (Baptist Health System)                              5.875      11/15/2024            15,103
----------------------------------------------------------------------------------------------------------------------
          160,000       Birmingham, AL Private Educational Building
                        Authority (Birmingham-Southern College)              6.125      12/01/2025           159,992
----------------------------------------------------------------------------------------------------------------------
           15,000       Birmingham, AL Special Care Facilities
                        (Children's Hospital of Alabama)                     5.500      06/01/2022            15,278
----------------------------------------------------------------------------------------------------------------------
           90,000       Birmingham, AL Special Care Facilities
                        Financing Authority (Daughters of Charity)           5.000      11/01/2025            90,104
----------------------------------------------------------------------------------------------------------------------
          245,000       Cooperative District, AL Fort Deposit                6.000      02/01/2036           222,485
----------------------------------------------------------------------------------------------------------------------
          185,000       Fayette, AL Waterworks                               5.250      10/01/2016           186,870
----------------------------------------------------------------------------------------------------------------------
          415,000       Greater Montgomery, AL Educational Building
                        Authority (Huntingdon College)                       5.100      05/01/2016           416,324
----------------------------------------------------------------------------------------------------------------------
           10,000       Jefferson County, AL Sewer                           4.500      02/01/2012             6,529
----------------------------------------------------------------------------------------------------------------------
          100,000       Jefferson County, AL Sewer                           5.000      02/01/2018            65,144
----------------------------------------------------------------------------------------------------------------------
          150,000       Jefferson County, AL Sewer                           5.000      02/01/2020            97,703
----------------------------------------------------------------------------------------------------------------------
        4,060,000       Jefferson County, AL Sewer                           5.375      02/01/2027         2,643,872
----------------------------------------------------------------------------------------------------------------------
           35,000       Jefferson County, AL Sewer                           5.625      02/01/2018            22,799
----------------------------------------------------------------------------------------------------------------------
          280,000       Jefferson County, AL Sewer                           5.625      02/01/2022           182,356
----------------------------------------------------------------------------------------------------------------------
           15,000       Lauderdale County & Florence, AL Health Care
                        Authority (Coffee Health Group)                      5.250      07/01/2024            15,384
----------------------------------------------------------------------------------------------------------------------
           15,000       Montgomery, AL Special Care Facilities
                        Financing Authority (Baptist Medical Center)         5.375      09/01/2019            15,786
----------------------------------------------------------------------------------------------------------------------
        1,500,000       Tuscaloosa, AL Educational Building Authority
                        (Stillman College)                                   5.000      06/01/2026         1,294,830
                                                                                                     -----------------
                                                                                                           6,924,540
ALASKA--2.1%
           10,000       AK HFC                                               5.200      06/01/2021            10,153
----------------------------------------------------------------------------------------------------------------------
           75,000       AK HFC (Veterans Mtg.)                               6.150      06/01/2039            75,915
----------------------------------------------------------------------------------------------------------------------
        8,000,000       AK HFC, Series A 1                                   5.000      12/01/2033         7,908,680
----------------------------------------------------------------------------------------------------------------------
          135,000       AK HFC, Series A                                     6.000      06/01/2049           137,261
----------------------------------------------------------------------------------------------------------------------
       10,000,000       AK HFC, Series C 1                                   5.250      06/01/2032        10,027,750
----------------------------------------------------------------------------------------------------------------------
          750,000       AK Industrial Devel. & Export Authority
                        (Anchorage Sportsplex/Grace Community Church
                        Obligated Group)                                     6.150      08/01/2031           676,035
----------------------------------------------------------------------------------------------------------------------
          600,000       AK Industrial Devel. & Export Authority
                        Community Provider (Boys & Girls Home)               5.875      12/01/2027           540,366
----------------------------------------------------------------------------------------------------------------------
          500,000       AK Industrial Devel. & Export Authority
                        Community Provider (Boys & Girls Home)               6.000      12/01/2036           444,410
----------------------------------------------------------------------------------------------------------------------
       14,000,000       AK Northern Tobacco Securitization Corp. (TASC)      5.000      06/01/2032        11,504,640
----------------------------------------------------------------------------------------------------------------------
       11,000,000       AK Northern Tobacco Securitization Corp. (TASC)      5.000      06/01/2046         8,594,850
----------------------------------------------------------------------------------------------------------------------
          800,000       Aleutians East Borough, AK (Aleutian Pribilof
                        Islands)                                             5.500      06/01/2025           752,280
----------------------------------------------------------------------------------------------------------------------

                      1 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON     MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------
ALASKA CONTINUED
----------------------------------------------------------------------------------------------------------------------
 $      2,840,000       Aleutians East Borough, AK (Aleutian Pribilof
                        Islands)                                             5.500%     06/01/2036   $     2,574,460
                                                                                                     -----------------
                                                                                                          43,246,800
ARIZONA--7.5%
           30,000       Apache County, AZ IDA (Tucson Electric Power
                        Company)                                             5.875      03/01/2033            28,497
----------------------------------------------------------------------------------------------------------------------
        1,000,000       Buckeye, AZ Watson Road Community Facilities
                        District                                             5.750      07/01/2022           969,320
----------------------------------------------------------------------------------------------------------------------
        1,900,000       Buckeye, AZ Watson Road Community Facilities
                        District                                             6.000      07/01/2030         1,798,616
----------------------------------------------------------------------------------------------------------------------
          200,000       Centerra, AZ Community Facilities District           5.150      07/15/2031           168,590
----------------------------------------------------------------------------------------------------------------------
          673,950       Central AZ Irrigation & Drain District, Series
                        A 2                                                  6.000      06/01/2013           674,597
----------------------------------------------------------------------------------------------------------------------
          200,000       Estrella Mountain Ranch, AZ Community
                        Facilities District                                  5.625      07/15/2025           184,636
----------------------------------------------------------------------------------------------------------------------
          100,000       Estrella Mountain Ranch, AZ Community
                        Facilities District                                  5.800      07/15/2030            91,220
----------------------------------------------------------------------------------------------------------------------
          527,000       Festival Ranch, AZ Community Facilities
                        District                                             5.750      07/01/2032           490,906
----------------------------------------------------------------------------------------------------------------------
          595,000       Festival Ranch, AZ Community Facilities
                        District                                             5.800      07/15/2032           557,884
----------------------------------------------------------------------------------------------------------------------
          250,000       Gladden Farms, AZ Community Facilities District      5.500      07/15/2031           219,820
----------------------------------------------------------------------------------------------------------------------
           10,000       Glendale, AZ IDA (Midwestern University)             5.375      05/15/2028            10,113
----------------------------------------------------------------------------------------------------------------------
          800,000       Litchfield Park, AZ Community Facility District      6.375      07/15/2026           802,240
----------------------------------------------------------------------------------------------------------------------
        1,750,000       Maricopa County, AZ IDA (Christian Care
                        Apartments) 2                                        6.500      01/01/2036         1,744,225
----------------------------------------------------------------------------------------------------------------------
        2,000,000       Maricopa County, AZ IDA (Christian Care Mesa
                        II) 2                                                6.625      01/01/2034         1,888,260
----------------------------------------------------------------------------------------------------------------------
          500,000       Maricopa County, AZ IDA (Immanuel Campus Care)       8.500      04/20/2041           472,375
----------------------------------------------------------------------------------------------------------------------
        1,500,000       Maricopa County, AZ IDA (Sun King Apartments) 2      6.750      11/01/2018         1,520,385
----------------------------------------------------------------------------------------------------------------------
          785,000       Maricopa County, AZ IDA (Sun King Apartments)        6.750      05/01/2031           770,187
----------------------------------------------------------------------------------------------------------------------
           55,000       Maricopa County, AZ Pollution Control Corp.
                        (Public Service Company of New Mexico)               6.300      12/01/2026            55,023
----------------------------------------------------------------------------------------------------------------------
        1,100,000       Maricopa County, AZ School District No. 24
                        (Gila Bend)                                          5.500      07/01/2022         1,101,870
----------------------------------------------------------------------------------------------------------------------
          200,000       Marley Park, AZ Community Facilities District        5.300      07/15/2031           200,036
----------------------------------------------------------------------------------------------------------------------
          497,000       Merrill Ranch, AZ Community Facilities
                        District No. 1 Special Assessment Lien               5.300      07/01/2030           428,200
----------------------------------------------------------------------------------------------------------------------
          275,000       Mesa, AZ IDA (Mesa Student Hsg.)                     6.000      07/01/2032           274,799
----------------------------------------------------------------------------------------------------------------------
          200,000       Mesa, AZ IDA Student Hsg. (Arizona State
                        University East)                                     6.000      07/01/2026           196,188
----------------------------------------------------------------------------------------------------------------------
          375,000       Palm Valley, AZ Community Facility District
                        No. 3                                                5.300      07/15/2031           379,549
----------------------------------------------------------------------------------------------------------------------
          980,000       Palm Valley, AZ Community Facility District
                        No. 3                                                5.800      07/15/2032           896,230
----------------------------------------------------------------------------------------------------------------------
        3,000,000       Peoria, AZ IDA (Sierra Winds)                        6.375      08/15/2029         3,002,700
----------------------------------------------------------------------------------------------------------------------
        5,535,000       Phoenix, AZ IDA (Christian Care) 2                   5.500      07/01/2035         5,021,795
----------------------------------------------------------------------------------------------------------------------
          500,000       Phoenix, AZ IDA (Espiritu Community Devel.
                        Corp.)                                               6.250      07/01/2036           467,720
----------------------------------------------------------------------------------------------------------------------
          775,000       Phoenix, AZ IDA (Summit Apartments)                  6.550      07/20/2037           803,543
----------------------------------------------------------------------------------------------------------------------
        1,735,000       Pima County, AZ IDA (Arizona Charter School)         6.100      07/01/2024         1,731,998
----------------------------------------------------------------------------------------------------------------------
          500,000       Pima County, AZ IDA (Arizona Charter School)         6.300      07/01/2031           496,635
----------------------------------------------------------------------------------------------------------------------
        1,400,000       Pima County, AZ IDA (Arizona Charter School)         6.500      07/01/2023         1,429,204
----------------------------------------------------------------------------------------------------------------------
        1,315,000       Pima County, AZ IDA (Arizona Charter School)         6.750      07/01/2031         1,335,527
----------------------------------------------------------------------------------------------------------------------
        2,100,000       Pima County, AZ IDA (Christian Senior Living) 2      5.050      01/01/2037         1,846,530
----------------------------------------------------------------------------------------------------------------------
          500,000       Pima County, AZ IDA (Facility Choice Education
                        & Devel. Corp.)                                      6.250      06/01/2026           483,430
----------------------------------------------------------------------------------------------------------------------

                      2 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON     MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
----------------------------------------------------------------------------------------------------------------------
 $        750,000       Pima County, AZ IDA (Facility Choice Education
                        & Devel. Corp.)                                      6.375%     06/01/2036   $       715,643
----------------------------------------------------------------------------------------------------------------------
        1,100,000       Pima County, AZ IDA (Noah Webster Basic School)      6.125      12/15/2034         1,066,241
----------------------------------------------------------------------------------------------------------------------
          500,000       Pima County, AZ IDA (P.L.C. Charter Schools)         6.750      04/01/2036           495,925
----------------------------------------------------------------------------------------------------------------------
          120,000       Pima County, AZ IDA (Paradise Education Center)      5.875      06/01/2033           105,223
----------------------------------------------------------------------------------------------------------------------
          250,000       Pima County, AZ IDA (Paradise Education Center)      6.000      06/01/2036           221,243
----------------------------------------------------------------------------------------------------------------------
        2,845,000       Pima County, AZ IDA (Phoenix Advantage Charter
                        School)                                              5.600      07/01/2023         2,570,827
----------------------------------------------------------------------------------------------------------------------
          500,000       Pima County, AZ IDA (Sonoran Science Academy)        5.670      12/01/2027           449,210
----------------------------------------------------------------------------------------------------------------------
          650,000       Pima County, AZ IDA (Sonoran Science Academy)        5.750      12/01/2037           564,571
----------------------------------------------------------------------------------------------------------------------
       23,000,000       Pima County, AZ IDA (Tucson Electric Power
                        Company)                                             6.375      09/01/2029        23,177,790
----------------------------------------------------------------------------------------------------------------------
        1,000,000       Pima County, AZ IDA (Valley Academy)                 6.500      07/01/2038         1,012,870
----------------------------------------------------------------------------------------------------------------------
          500,000       Quail Creek, AZ Community Facilities District        5.550      07/15/2030           445,650
----------------------------------------------------------------------------------------------------------------------
       58,000,000       Salt Verde, AZ Financial Corp. 1                     5.000      12/01/2037        52,073,270
----------------------------------------------------------------------------------------------------------------------
       29,030,000       Salt Verde, AZ Financial Corp. 1                     5.500      12/01/2037        25,770,841
----------------------------------------------------------------------------------------------------------------------
        1,000,000       San Luis, AZ Facility Devel. Corp. (Regional
                        Detention Center)                                    7.000      05/01/2020           931,320
----------------------------------------------------------------------------------------------------------------------
          100,000       Show Low Bluff, AZ Community Facilities
                        District Special Assessment                          5.200      07/01/2017            97,244
----------------------------------------------------------------------------------------------------------------------
        1,655,000       Tartesso West, AZ Community Facilities District      5.900      07/15/2032         1,533,573
----------------------------------------------------------------------------------------------------------------------
        3,000,000       Verrado, AZ Community Facilities District No. 1      5.350      07/15/2031         2,616,690
----------------------------------------------------------------------------------------------------------------------
        4,775,000       Verrado, AZ Community Facilities District No. 1      6.500      07/15/2027         4,842,662
----------------------------------------------------------------------------------------------------------------------
        1,200,000       Vistancia, AZ Community Facilities District          5.750      07/15/2024         1,194,252
----------------------------------------------------------------------------------------------------------------------
        1,775,000       Vistancia, AZ Community Facilities District          6.750      07/15/2022         1,844,669
----------------------------------------------------------------------------------------------------------------------
          500,000       Westpark, AZ Community Facilities District           5.250      07/15/2031           430,120
                                                                                                     -----------------
                                                                                                         154,702,682
ARKANSAS--0.1%
        2,550,000       Cave Springs, AR Municipal Property (Creeks
                        Special Sewer District)                              6.250      02/01/2038         2,304,410
----------------------------------------------------------------------------------------------------------------------
           50,000       Hot Springs, AR New Public Hsg. Authority            5.125      02/01/2011            52,716
----------------------------------------------------------------------------------------------------------------------
          100,000       Independence County, AR Hydroelectric Power          5.300      05/01/2033            70,825
----------------------------------------------------------------------------------------------------------------------
          700,000       Pope County, AR Pollution Control (Arkansas
                        Power & Light Company)                               6.300      11/01/2020           700,357
----------------------------------------------------------------------------------------------------------------------
           15,000       University of Arkansas (Phillips College)            5.000      09/01/2017            15,011
                                                                                                     -----------------
                                                                                                           3,143,319
CALIFORNIA--11.7%
        1,000,000       Azusa, CA Redevel. Agency Tax Allocation             5.300      08/01/2036           851,840
----------------------------------------------------------------------------------------------------------------------
        1,395,000       Azusa, CA Special Tax Community Facilities
                        District No. 05-1                                    5.000      09/01/2027         1,193,088
----------------------------------------------------------------------------------------------------------------------
        4,505,000       Azusa, CA Special Tax Community Facilities
                        District No. 05-1                                    5.000      09/01/2037         3,651,663
----------------------------------------------------------------------------------------------------------------------
        2,220,000       Beaumont, CA Financing Authority, Series B 2         5.875      09/01/2023         2,240,846
----------------------------------------------------------------------------------------------------------------------
       16,500,000       CA County Tobacco Securitization Agency              5.714 3    06/01/2046         1,083,225
----------------------------------------------------------------------------------------------------------------------
        7,000,000       CA County Tobacco Securitization Agency              6.500 3    06/01/2046           459,550
----------------------------------------------------------------------------------------------------------------------
        6,000,000       CA County Tobacco Securitization Agency              6.650 3    06/01/2046           356,700
----------------------------------------------------------------------------------------------------------------------
      129,820,000       CA County Tobacco Securitization Agency              6.700 3    06/01/2050         4,591,733
----------------------------------------------------------------------------------------------------------------------
        8,810,000       CA County Tobacco Securitization Agency              7.234 3    06/01/2033         1,468,891
----------------------------------------------------------------------------------------------------------------------
       38,650,000       CA County Tobacco Securitization Agency              7.550 3    06/01/2055           774,160
----------------------------------------------------------------------------------------------------------------------

                      3 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON     MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------
 $      8,000,000       CA County Tobacco Securitization Agency              7.750% 3   06/01/2046   $       475,600
----------------------------------------------------------------------------------------------------------------------
        2,715,000       CA County Tobacco Securitization Agency (TASC)       5.125      06/01/2038         2,267,785
----------------------------------------------------------------------------------------------------------------------
        4,060,000       CA County Tobacco Securitization Agency (TASC)       5.125      06/01/2038         3,391,237
----------------------------------------------------------------------------------------------------------------------
       93,000,000       CA County Tobacco Securitization Agency (TASC)       6.650 3    06/01/2046         4,519,800
----------------------------------------------------------------------------------------------------------------------
        4,335,000       CA Golden State Tobacco Securitization Corp.         5.000      06/01/2036         3,636,675
----------------------------------------------------------------------------------------------------------------------
       23,000,000       CA Golden State Tobacco Securitization Corp.
                        (TASC) 1                                             5.000      06/01/2033        19,639,240
----------------------------------------------------------------------------------------------------------------------
       65,930,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               0.000 4    06/01/2037        40,436,188
----------------------------------------------------------------------------------------------------------------------
        5,210,000       CA Golden State Tobacco Securitization Corp.
                        (TASC) 2                                             5.000      06/01/2033         4,448,663
----------------------------------------------------------------------------------------------------------------------
       24,650,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               5.125      06/01/2047        19,949,492
----------------------------------------------------------------------------------------------------------------------
      414,000,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               5.973 3    06/01/2047        25,303,680
----------------------------------------------------------------------------------------------------------------------
      110,000,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               6.000 3    06/01/2047         6,073,100
----------------------------------------------------------------------------------------------------------------------
        2,000,000       Corona-Norco, CA Unified School District
                        Community Facilities District No. 04-1               5.200      09/01/2036         1,740,400
----------------------------------------------------------------------------------------------------------------------
        2,000,000       Corona-Norco, CA Unified School District
                        Public Financing Authority Special Tax 2             5.000      09/01/2036         1,675,540
----------------------------------------------------------------------------------------------------------------------
        1,000,000       Davis, CA Special Tax Community Facilities
                        District No. 2007-2                                  5.200      09/01/2027           884,560
----------------------------------------------------------------------------------------------------------------------
        2,000,000       Davis, CA Special Tax Community Facilities
                        District No. 2007-2                                  5.250      09/01/2037         1,693,580
----------------------------------------------------------------------------------------------------------------------
          970,000       Elk Grove, CA Special Tax Community Facilities
                        District No. 2005-1X                                 5.250      09/01/2037           629,433
----------------------------------------------------------------------------------------------------------------------
          420,000       Hemet, CA Unified School District                    5.050      09/01/2026           366,866
----------------------------------------------------------------------------------------------------------------------
          590,000       Independent Cities, CA Lease Finance Authority
                        (Morgan Hill-Hacienda Valley)                        5.950      11/15/2039           578,702
----------------------------------------------------------------------------------------------------------------------
       60,000,000       Inland, CA Empire Tobacco Securitization
                        Authority (TASC)                                     6.625 3    06/01/2036         8,074,800
----------------------------------------------------------------------------------------------------------------------
      120,000,000       Inland, CA Empire Tobacco Securitization
                        Authority (TASC)                                     6.750 3    06/01/2047         7,334,400
----------------------------------------------------------------------------------------------------------------------
      360,655,000       Inland, CA Empire Tobacco Securitization
                        Authority (TASC)                                     7.000 3    06/01/2057         9,488,833
----------------------------------------------------------------------------------------------------------------------
      345,750,000       Inland, CA Empire Tobacco Securitization
                        Authority (TASC)                                     8.001 3    06/01/2057         5,863,920
----------------------------------------------------------------------------------------------------------------------
        2,345,000       Jurupa, CA Community Services District Special
                        Tax Community Facilities District No. 14             6.000      09/01/2027         2,260,416
----------------------------------------------------------------------------------------------------------------------
        5,175,000       Jurupa, CA Community Services District Special
                        Tax Community Facilities District No. 14             6.150      09/01/2037         4,954,752
----------------------------------------------------------------------------------------------------------------------
          745,000       Jurupa, CA Community Services District Special
                        Tax Community Facilities District No. 14             6.200      09/01/2037           716,273
----------------------------------------------------------------------------------------------------------------------
        1,425,000       Jurupa, CA Community Services District Special
                        Tax Community Facilities District No. 14             6.200      09/01/2037         1,370,052
----------------------------------------------------------------------------------------------------------------------
        1,200,000       Jurupa, CA Community Services District Special
                        Tax Community Facilities District No. 17             5.125      09/01/2025         1,072,824
----------------------------------------------------------------------------------------------------------------------
        1,685,000       Jurupa, CA Community Services District Special
                        Tax Community Facilities District No. 17             5.200      09/01/2036         1,419,040
----------------------------------------------------------------------------------------------------------------------
        1,270,000       Lake Elsinore, CA Special Tax                        5.150      09/01/2025         1,190,282
----------------------------------------------------------------------------------------------------------------------
        1,195,000       Lake Elsinore, CA Special Tax                        5.250      09/01/2030         1,102,650
----------------------------------------------------------------------------------------------------------------------

                      4 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON     MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------
 $      2,450,000       Lake Elsinore, CA Special Tax                        5.250%     09/01/2035   $     2,215,021
----------------------------------------------------------------------------------------------------------------------
        4,175,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (Delta Airlines) 2                             6.350      11/01/2025         3,777,039
----------------------------------------------------------------------------------------------------------------------
          610,000       Menifee, CA Union School District Special Tax 2      5.000      09/01/2026           529,517
----------------------------------------------------------------------------------------------------------------------
          365,000       Menifee, CA Union School District Special Tax
                        Community Facilities District No. 2006-3             5.000      09/01/2037           297,088
----------------------------------------------------------------------------------------------------------------------
        2,500,000       Modesto, CA Special Tax Community Facilities
                        District No. 4 2                                     5.150      09/01/2036         2,089,175
----------------------------------------------------------------------------------------------------------------------
          660,000       Moreno Valley, CA Unified School District
                        Community Facilities District Special Tax No.
                        2004-3 2                                             5.000      09/01/2027           569,098
----------------------------------------------------------------------------------------------------------------------
        1,250,000       Moreno Valley, CA Unified School District
                        Community Facilities District Special Tax No.
                        2004-3 2                                             5.000      09/01/2037         1,017,425
----------------------------------------------------------------------------------------------------------------------
          580,000       Perris, CA Community Facilities District
                        Special Tax No. 2001 2                               5.000      09/01/2026           495,552
----------------------------------------------------------------------------------------------------------------------
        1,605,000       Perris, CA Community Facilities District
                        Special Tax No. 2001 2                               5.000      09/01/2037         1,281,512
----------------------------------------------------------------------------------------------------------------------
          660,000       Perris, CA Community Facilities District
                        Special Tax No. 2005-1 2                             5.000      09/01/2037           534,983
----------------------------------------------------------------------------------------------------------------------
        3,000,000       Redding, CA Electric System COP Linked SAVRS &
                        RIBS 2                                               6.368 5    07/01/2022         3,520,860
----------------------------------------------------------------------------------------------------------------------
        1,750,000       San Bernardino County, CA Redevel. Agency Tax
                        Allocation (San Sevaine Redevel.)                    5.000      09/01/2025         1,749,878
----------------------------------------------------------------------------------------------------------------------
        7,000,000       Santa Rosa, CA Rancheria Tachi Yokut Tribe
                        Enterprise 2                                         6.625      03/01/2018         7,149,030
----------------------------------------------------------------------------------------------------------------------
       13,675,000       Southern CA Tobacco Securitization Authority         6.400 3    06/01/2046           812,979
----------------------------------------------------------------------------------------------------------------------
       47,250,000       Southern CA Tobacco Securitization Authority         7.100 3    06/01/2046         2,296,350
----------------------------------------------------------------------------------------------------------------------
        5,000,000       Southern CA Tobacco Securitization Authority
                        (TASC) 2                                             5.000      06/01/2037         4,155,100
----------------------------------------------------------------------------------------------------------------------
          870,000       Stockton, CA Public Financing Authority,
                        Series A                                             5.000      09/01/2023           879,996
----------------------------------------------------------------------------------------------------------------------
        1,250,000       Stockton, CA Public Financing Authority,
                        Series A                                             5.000      09/01/2024         1,263,500
----------------------------------------------------------------------------------------------------------------------
        2,800,000       Stockton, CA Public Financing Authority,
                        Series A 2                                           5.250      09/01/2031         2,809,156
----------------------------------------------------------------------------------------------------------------------
          235,000       Temecula Valley, CA Unified School District
                        Community Facilities District No. 2004 2             5.000      09/01/2037           199,170
----------------------------------------------------------------------------------------------------------------------
        2,000,000       Temecula, CA Public Financing Authority
                        Community Facilities District (Roripaugh) 6          5.450      09/01/2026         1,401,640
----------------------------------------------------------------------------------------------------------------------
        1,000,000       Temecula, CA Public Financing Authority
                        Community Facilities District (Roripaugh) 6          5.500      09/01/2036           653,510
----------------------------------------------------------------------------------------------------------------------
          100,000       Victor Valley, CA Union High School District         5.050      09/01/2025            90,089
----------------------------------------------------------------------------------------------------------------------
        1,160,000       Victor Valley, CA Union High School District 2       5.100      09/01/2035           965,723
----------------------------------------------------------------------------------------------------------------------
        2,025,000       Westside, CA Unified School District Community
                        Facilities District Special Tax No. 2005-2           5.000      09/01/2036         1,652,785
                                                                                                     -----------------
                                                                                                         241,636,655
COLORADO--5.0%
          500,000       Andonea, CO Metropolitan District No. 2              6.125      12/01/2025           430,140
----------------------------------------------------------------------------------------------------------------------
        1,000,000       Andonea, CO Metropolitan District No. 3              6.250      12/01/2035           837,500
----------------------------------------------------------------------------------------------------------------------
        2,800,000       Arista, CO Metropolitan District                     6.750      12/01/2035         2,536,996
----------------------------------------------------------------------------------------------------------------------
          500,000       Beacon Point, CO Metropolitan District               6.125      12/01/2025           438,925
----------------------------------------------------------------------------------------------------------------------

                      5 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON     MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
----------------------------------------------------------------------------------------------------------------------
 $        600,000       Black Hawk, CO Excise Tax Revenue 2                  5.000%     12/01/2021   $       564,678
----------------------------------------------------------------------------------------------------------------------
        4,580,000       Broomfield, CO Village Metropolitan District
                        No. 2                                                6.250      12/01/2032         4,074,322
----------------------------------------------------------------------------------------------------------------------
          970,000       Central Marksheffel, CO Metropolitan District        7.250      12/01/2029           968,341
----------------------------------------------------------------------------------------------------------------------
       24,925,000       CO E-470 Public Highway Authority 6                 10.990 5    09/01/2039        24,925,000
----------------------------------------------------------------------------------------------------------------------
          500,000       CO Educational & Cultural Facilities Authority
                        (Banning Lewis Ranch Academy)                        6.125      12/15/2035           465,470
----------------------------------------------------------------------------------------------------------------------
        5,000,000       CO Educational & Cultural Facilities Authority
                        (Inn at Auraria)                                     6.000      07/01/2042         4,006,400
----------------------------------------------------------------------------------------------------------------------
           10,000       CO Educational & Cultural Facilities Authority
                        (University of Northern Colorado)                    5.000      07/01/2031            10,052
----------------------------------------------------------------------------------------------------------------------
          500,000       CO Elbert and Highway 86 Metropolitan District       5.750      12/01/2036           394,360
----------------------------------------------------------------------------------------------------------------------
           10,000       CO Health Facilities Authority (Denver Options)      5.375      02/01/2022             9,095
----------------------------------------------------------------------------------------------------------------------
           30,000       CO Health Facilities Authority (Denver Options)      5.625      02/01/2032            26,650
----------------------------------------------------------------------------------------------------------------------
           30,000       CO Health Facilities Authority (Northern
                        Colorado Medical Center)                             6.000      05/15/2020            31,261
----------------------------------------------------------------------------------------------------------------------
        1,825,000       CO International Center Metropolitan District
                        No.3 2                                               6.500      12/01/2035         1,521,083
----------------------------------------------------------------------------------------------------------------------
        7,200,000       Compark Business Campus, CO Metropolian
                        District                                             5.600      12/01/2034         7,268,688
----------------------------------------------------------------------------------------------------------------------
          500,000       Copperleaf, CO Metropolitan District No. 2           5.850      12/01/2026           414,690
----------------------------------------------------------------------------------------------------------------------
          625,000       Copperleaf, CO Metropolitan District No. 2           5.950      12/01/2036           500,794
----------------------------------------------------------------------------------------------------------------------
          500,000       Crystal Crossing, CO Metropolitan District           6.000      12/01/2036           408,905
----------------------------------------------------------------------------------------------------------------------
           10,000       Deer Creek, CO Metropolitan District                 5.000      12/01/2026            10,361
----------------------------------------------------------------------------------------------------------------------
       10,000,000       Ebert, CO Metropolitan District 2                    5.350      12/01/2037         9,755,900
----------------------------------------------------------------------------------------------------------------------
        1,000,000       Elkhorn Ranch, CO Metropolitan District              6.375      12/01/2035           897,790
----------------------------------------------------------------------------------------------------------------------
          175,000       Fairplay, CO Sanitation District                     5.250      12/15/2031           170,597
----------------------------------------------------------------------------------------------------------------------
          500,000       Fallbrook, CO Metropolitan District                  5.625      12/01/2026           417,055
----------------------------------------------------------------------------------------------------------------------
        2,435,000       Goodman, CO Metropolitan District                   12.000      06/01/2019         3,450,541
----------------------------------------------------------------------------------------------------------------------
          500,000       Heritage Todd Creek, CO Metropolitan District        5.500      12/01/2037           378,650
----------------------------------------------------------------------------------------------------------------------
          500,000       High Plains, CO Metropolitan District                6.250      12/01/2035           418,750
----------------------------------------------------------------------------------------------------------------------
          500,000       Horse Creek, CO Metropolitan District                5.750      12/01/2036           411,825
----------------------------------------------------------------------------------------------------------------------
          500,000       Huntington Trails, CO Metropolitan District          6.250      12/01/2036           423,450
----------------------------------------------------------------------------------------------------------------------
          180,000       Jefferson County, CO (Section 14 Metropolitan
                        District)                                            5.000      12/01/2018           183,262
----------------------------------------------------------------------------------------------------------------------
        1,200,000       Kiowa, CO Water and Sewer 2                          5.500      12/01/2030         1,203,624
----------------------------------------------------------------------------------------------------------------------
          500,000       Liberty Ranch, CO Metropolitan District              6.250      12/01/2036           423,450
----------------------------------------------------------------------------------------------------------------------
        3,090,000       Loveland, CO Special Assessment                      5.625      07/01/2029         2,753,499
----------------------------------------------------------------------------------------------------------------------
          625,000       Madre, CO Metropolitan District No. 2 2              5.500      12/01/2036           492,863
----------------------------------------------------------------------------------------------------------------------
        8,535,000       Maher Ranch, CO Metropolitan District No. 4 2        5.250      12/01/2036         8,193,259
----------------------------------------------------------------------------------------------------------------------
        1,000,000       Murphy Creek, CO Metropolitan District No. 3         6.000      12/01/2026           824,470
----------------------------------------------------------------------------------------------------------------------
        2,850,000       Murphy Creek, CO Metropolitan District No. 3         6.125      12/01/2035         2,310,524
----------------------------------------------------------------------------------------------------------------------
        2,670,000       North Pines, CO Metropolitan District                6.750      12/01/2036         2,586,162
----------------------------------------------------------------------------------------------------------------------
        1,545,000       North Range, CO Metropolitan District No. 1          5.000      12/15/2024         1,340,473
----------------------------------------------------------------------------------------------------------------------
        1,250,000       North Range, CO Metropolitan District No. 2          5.500      12/15/2018         1,172,825
----------------------------------------------------------------------------------------------------------------------
          500,000       North Range, CO Metropolitan District No. 2          5.500      12/15/2037           416,730
----------------------------------------------------------------------------------------------------------------------
        1,000,000       Northwest CO Metropolitan District No. 3             6.125      12/01/2025           897,780
----------------------------------------------------------------------------------------------------------------------
        1,875,000       Northwest CO Metropolitan District No. 3             6.250      12/01/2035         1,590,938
----------------------------------------------------------------------------------------------------------------------
          125,000       Potomac Farms, CO Metropolitan District              0.000 4    12/01/2023           102,313
----------------------------------------------------------------------------------------------------------------------
          750,000       Potomac Farms, CO Metropolitan District              7.250      12/01/2037           697,260
----------------------------------------------------------------------------------------------------------------------
          500,000       Prairie Center, CO Metropolitan District No. 3       5.250      12/15/2021           453,060
----------------------------------------------------------------------------------------------------------------------
          815,000       Prairie Center, CO Metropolitan District No. 3       5.400      12/15/2031           701,748
----------------------------------------------------------------------------------------------------------------------
          750,000       Regency, CO Metropolitan District                    5.750      12/01/2036           591,540
----------------------------------------------------------------------------------------------------------------------

                      6 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON     MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
----------------------------------------------------------------------------------------------------------------------
 $         20,000       Ridges, CO Metropolitan District Mesa County         6.100%     10/15/2013   $        20,056
----------------------------------------------------------------------------------------------------------------------
        1,000,000       Serenity Ridge, CO Metropolitan District No. 2
                        6                                                    7.500      12/01/2034           758,500
----------------------------------------------------------------------------------------------------------------------
          270,000       Silver Dollar, CO Metropolitan District              5.100      12/01/2030           224,570
----------------------------------------------------------------------------------------------------------------------
          500,000       Silver Peaks, CO Metropolitan District               5.750      12/01/2036           394,360
----------------------------------------------------------------------------------------------------------------------
        1,000,000       Sorrell Ranch, CO Metropolitan District              6.750      12/15/2036           786,790
----------------------------------------------------------------------------------------------------------------------
          685,000       Tallgrass, CO Metropolitan District                  5.250      12/01/2037           552,980
----------------------------------------------------------------------------------------------------------------------
          540,000       Tallyns Reach, CO Metropolitan District No. 3        5.100      12/01/2026           470,923
----------------------------------------------------------------------------------------------------------------------
          500,000       Traditions, CO Metropolitan District No. 2           5.750      12/01/2036           390,065
----------------------------------------------------------------------------------------------------------------------
           30,000       University of Colorado Hospital Authority            5.200      11/15/2017            30,653
----------------------------------------------------------------------------------------------------------------------
           20,000       University of Colorado Hospital Authority            5.250      11/15/2022            20,343
----------------------------------------------------------------------------------------------------------------------
        1,580,000       Wheatlands, CO Metropolitan District 2               6.000      12/01/2025         1,340,219
----------------------------------------------------------------------------------------------------------------------
          500,000       Wheatlands, CO Metropolitan District                 6.125      12/01/2035           411,625
----------------------------------------------------------------------------------------------------------------------
          500,000       Wildgrass, CO Metropolitan District                  6.200      12/01/2034           448,410
----------------------------------------------------------------------------------------------------------------------
          250,000       Woodmen Heights, CO Metropolitan District No. 1      6.750      12/01/2020           227,420
----------------------------------------------------------------------------------------------------------------------
        4,500,000       Woodmen Heights, CO Metropolitan District No. 1      7.000      12/01/2030         4,047,795
                                                                                                     -----------------
                                                                                                         103,228,758
CONNECTICUT--0.9%
           75,000       CT Devel. Authority (Church Homes)                   5.800      04/01/2021            76,589
----------------------------------------------------------------------------------------------------------------------
        3,465,000       CT Devel. Authority Pollution Control (Western
                        Massachusetts Electric Company)                      5.850      09/01/2028         3,484,196
----------------------------------------------------------------------------------------------------------------------
        1,010,000       CT H&EFA (Bridgeport Hospital) 2                     6.625      07/01/2018         1,014,969
----------------------------------------------------------------------------------------------------------------------
           55,000       CT H&EFA (Bridgeport Hospital/Bridgeport
                        Hospital Foundation Obligated Group)                 5.250      07/01/2015            55,219
----------------------------------------------------------------------------------------------------------------------
           25,000       CT H&EFA (Day Kimball Hospital)                      5.375      07/01/2016            25,109
----------------------------------------------------------------------------------------------------------------------
          220,000       CT H&EFA (DKH/CHHC/HNE Obligated Group)              5.375      07/01/2026           220,576
----------------------------------------------------------------------------------------------------------------------
        1,500,000       CT H&EFA (Hospital for Special Care/HSC
                        Community Services/Foundation of Special Care
                        Obligated Group)                                     5.250      07/01/2027         1,524,990
----------------------------------------------------------------------------------------------------------------------
           20,000       CT H&EFA (Lawrence & Memorial Hospital)              5.000      07/01/2013            20,033
----------------------------------------------------------------------------------------------------------------------
           50,000       CT H&EFA (Middlesex Hospital)                        5.125      07/01/2017            50,588
----------------------------------------------------------------------------------------------------------------------
          755,000       CT H&EFA (New Britain General Hospital),
                        Series B                                             6.000      07/01/2024           765,238
----------------------------------------------------------------------------------------------------------------------
           10,000       CT H&EFA (Sacred Heart University)                   5.000      07/01/2028             9,862
----------------------------------------------------------------------------------------------------------------------
           20,000       CT HFA                                               5.200      11/15/2021            20,149
----------------------------------------------------------------------------------------------------------------------
           60,000       CT HFA                                               5.600      06/15/2017            60,865
----------------------------------------------------------------------------------------------------------------------
        3,000,000       Georgetown, CT Special Taxing District               5.125      10/01/2036         2,320,530
----------------------------------------------------------------------------------------------------------------------
       10,150,000       Mashantucket, CT Western Pequot Tribe, Series B      5.750      09/01/2027         9,699,036
                                                                                                     -----------------
                                                                                                          19,347,949
DELAWARE--0.4%
        4,000,000       Bridgeville, DE Special Obligation (Heritage
                        Shores)                                              5.450      07/01/2035         3,371,320
----------------------------------------------------------------------------------------------------------------------
          255,000       DE EDA (General Motors Corp.)                        5.600      04/01/2009           251,425
----------------------------------------------------------------------------------------------------------------------
            5,000       DE Health Facilities Authority (Bayhealth
                        Medical Center)                                      5.200      07/01/2029             5,051
----------------------------------------------------------------------------------------------------------------------
          455,000       DE Health Facilities Authority (NMH/DDC/NAC
                        Obligated Group)                                     5.625      05/01/2032           427,400
----------------------------------------------------------------------------------------------------------------------
        1,000,000       Kent County, DE Student Hsg. (Delaware State
                        University Student Hsg. Foundation)                  5.000      07/01/2025           853,010
----------------------------------------------------------------------------------------------------------------------
          630,000       Kent County, DE Student Hsg. (Delaware State
                        University Student Hsg. Foundation)                  5.000      07/01/2030           514,364
----------------------------------------------------------------------------------------------------------------------
        2,310,000       Millsboro, DE Special Obligation (Plantation
                        Lakes)                                               5.450      07/01/2036         1,942,317
                                                                                                     -----------------
                                                                                                           7,364,887

                      7 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON     MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.5%
 $      6,130,000       District of Columbia Friendship Public Charter
                        School 2                                             5.000%     06/01/2035   $     5,022,003
----------------------------------------------------------------------------------------------------------------------
        2,000,000       District of Columbia Friendship Public Charter
                        School                                               5.250      06/01/2033         1,715,620
----------------------------------------------------------------------------------------------------------------------
          180,000       District of Columbia Hospital
                        (MH/NRH/MEDE/MRI/MLTCC/MCAS Obligated Group)         5.750      08/15/2026           181,078
----------------------------------------------------------------------------------------------------------------------
          695,000       District of Columbia Tobacco Settlement
                        Financing Corp.                                      6.750      05/15/2040           698,642
----------------------------------------------------------------------------------------------------------------------
       72,125,000       District of Columbia Tobacco Settlement
                        Financing Corp. (TASC)                               6.375 3    06/15/2046         4,121,223
----------------------------------------------------------------------------------------------------------------------
      304,205,000       District of Columbia Tobacco Settlement
                        Financing Corp. (TASC)                               6.924 3    06/15/2046        18,641,682
                                                                                                     -----------------
                                                                                                          30,380,248

FLORIDA--27.3%
          905,000       Aberdeen, FL Community Devel. District               5.250      11/01/2015           799,975
----------------------------------------------------------------------------------------------------------------------
        1,000,000       Aberdeen, FL Community Devel. District               5.500      05/01/2036           777,280
----------------------------------------------------------------------------------------------------------------------
          700,000       Amelia Walk, FL Community Devel. District
                        Special Assessment                                   5.500      05/01/2037           558,446
----------------------------------------------------------------------------------------------------------------------
        2,000,000       Amelia, FL Concourse Community Devel. District       5.750      05/01/2038         1,657,020
----------------------------------------------------------------------------------------------------------------------
       15,000,000       Arborwood, FL Community Devel. District
                        (Centex Homes)                                       5.250      05/01/2016        13,298,400
----------------------------------------------------------------------------------------------------------------------
        1,165,000       Arlington Ridge, FL Community Devel. District        5.500      05/01/2036           920,105
----------------------------------------------------------------------------------------------------------------------
        6,750,000       Ave Maria Stewardship, FL Community Devel.
                        District                                             5.125      05/01/2038         5,093,820
----------------------------------------------------------------------------------------------------------------------
        1,530,000       Avelar Creek, FL Community Devel. District           5.375      05/01/2036         1,207,109
----------------------------------------------------------------------------------------------------------------------
          435,000       Avignon Villages, FL Community Devel. District       5.300      05/01/2014           397,164
----------------------------------------------------------------------------------------------------------------------
          250,000       Avignon Villages, FL Community Devel. District       5.400      05/01/2037           196,913
----------------------------------------------------------------------------------------------------------------------
          440,000       Bahia Lakes, FL Community Devel. District            5.450      05/01/2037           345,259
----------------------------------------------------------------------------------------------------------------------
        1,620,000       Bainebridge, FL Community Devel. District            5.500      05/01/2038         1,247,125
----------------------------------------------------------------------------------------------------------------------
           65,000       Baker County, FL Hospital Authority                  5.300      12/01/2023            59,489
----------------------------------------------------------------------------------------------------------------------
        7,680,000       Bartram Park, FL Community Devel. District           5.300      05/01/2035         5,972,122
----------------------------------------------------------------------------------------------------------------------
        1,890,000       Bay Laurel Center, FL Community Devel. District      5.450      05/01/2037         1,513,682
----------------------------------------------------------------------------------------------------------------------
        1,605,000       Baywinds, FL Community Devel. District               5.250      05/01/2037         1,230,120
----------------------------------------------------------------------------------------------------------------------
        1,500,000       Beacon Lakes, FL Community Devel. District
                        Special Assessment                                   6.000      05/01/2038         1,282,365
----------------------------------------------------------------------------------------------------------------------
        1,200,000       Beacon Lakes, FL Community Devel. District
                        Special Assessment                                   6.200      05/01/2038         1,028,028
----------------------------------------------------------------------------------------------------------------------
        1,775,000       Beacon, FL Tradeport Community Devel. District       7.250      05/01/2033         1,801,803
----------------------------------------------------------------------------------------------------------------------
       10,990,000       Beacon, FL Tradeport Community Devel.
                        District, Series A                                   5.625      05/01/2032        11,031,542
----------------------------------------------------------------------------------------------------------------------
          115,000       Bluewaters, FL Community Devel. District
                        Special Assessment                                   6.000      05/01/2035           113,712
----------------------------------------------------------------------------------------------------------------------
        2,000,000       Boynton Village, FL Community Devel. District
                        Special Assessment                                   6.000      05/01/2038         1,709,820
----------------------------------------------------------------------------------------------------------------------
          100,000       Brevard County, FL Second Guaranteed
                        Entitlement                                          5.500      11/01/2014           100,246
----------------------------------------------------------------------------------------------------------------------
           25,000       Broward County, FL Educational Facilities
                        Authority (Nova Southeastern University)             5.625      04/01/2034            24,449
----------------------------------------------------------------------------------------------------------------------
        2,000,000       Callaway, FL Capital Improvement                     5.000      08/01/2026         1,705,640
----------------------------------------------------------------------------------------------------------------------
        5,615,000       Callaway, FL Capital Improvement                     5.250      08/01/2032         4,742,429
----------------------------------------------------------------------------------------------------------------------
        5,520,000       Callaway, FL Capital Improvement                     5.250      08/01/2037         4,580,827
----------------------------------------------------------------------------------------------------------------------
          200,000       Cape Coral, FL Health Facilities Authority
                        (Gulf Care)                                          5.625      10/01/2027           201,030
----------------------------------------------------------------------------------------------------------------------

                      8 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON     MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------
 $        175,000       Cape Coral, FL Health Facilities Authority
                        (Gulf Care)                                          6.000%     10/01/2025   $       175,243
----------------------------------------------------------------------------------------------------------------------
        1,345,000       Cascades, FL Groveland Community Devel.
                        District                                             5.300      05/01/2036           917,815
----------------------------------------------------------------------------------------------------------------------
        3,965,000       Century Gardens at Tamiami, FL Community
                        Devel. District (Century Gardens at Tamiami)         6.125      05/01/2012         3,810,405
----------------------------------------------------------------------------------------------------------------------
        6,825,000       Century Gardens at Tamiami, FL Community
                        Devel. District (Century Gardens at Tamiami)         6.250      05/01/2037         5,918,572
----------------------------------------------------------------------------------------------------------------------
          350,000       Century Gardens, FL Community Devel. District        5.100      05/01/2037           274,131
----------------------------------------------------------------------------------------------------------------------
        3,500,000       Chapel Creek, FL Community Devel. District
                        Special Assessment                                   5.500      05/01/2038         2,598,820
----------------------------------------------------------------------------------------------------------------------
           10,000       Charlotte County, FL Utilities                       5.000      10/01/2023            10,073
----------------------------------------------------------------------------------------------------------------------
        1,500,000       City Center, FL Community Devel. District            6.000      05/01/2038         1,310,385
----------------------------------------------------------------------------------------------------------------------
        1,975,000       Clearwater Cay, FL Community Devel. District         5.500      05/01/2037         1,259,043
----------------------------------------------------------------------------------------------------------------------
          355,000       Clearwater, FL Hsg. Authority (Hamptons at
                        Clearwater)                                          5.350      05/01/2024           316,866
----------------------------------------------------------------------------------------------------------------------
        3,600,000       Concorde Estates, FL Community Devel. District       5.850      05/01/2035         3,114,396
----------------------------------------------------------------------------------------------------------------------
        1,350,000       Connerton West, FL Community Devel. District         5.125      05/01/2016         1,192,725
----------------------------------------------------------------------------------------------------------------------
        1,685,000       Copperstone, FL Community Devel. District            5.200      05/01/2038         1,285,470
----------------------------------------------------------------------------------------------------------------------
        2,685,000       Cordoba Ranch, FL Community Devel. District
                        Special Assessment                                   5.550      05/01/2037         2,155,599
----------------------------------------------------------------------------------------------------------------------
          450,000       Coronado, FL Community Devel. District               6.000      05/01/2038           387,644
----------------------------------------------------------------------------------------------------------------------
        4,395,000       Creekside, FL Community Devel. District              5.200      05/01/2038         3,279,901
----------------------------------------------------------------------------------------------------------------------
          400,000       Crestview II, FL Community Devel. District
                        Special Assessment                                   5.600      05/01/2037           323,560
----------------------------------------------------------------------------------------------------------------------
          875,000       Crosscreek, FL Community Devel. District             5.500      05/01/2017           699,160
----------------------------------------------------------------------------------------------------------------------
          425,000       Crosscreek, FL Community Devel. District             5.600      05/01/2039           281,954
----------------------------------------------------------------------------------------------------------------------
        5,900,000       Cypress Creek of Hillsborough County, FL
                        Community Devel. District                            5.350      05/01/2037         4,593,563
----------------------------------------------------------------------------------------------------------------------
          125,000       Dade County, FL Aviation (Miami International
                        Airport)                                             5.125      10/01/2027           125,921
----------------------------------------------------------------------------------------------------------------------
          250,000       Dade County, FL GO (Seaport)                         5.450      10/01/2016           252,735
----------------------------------------------------------------------------------------------------------------------
        1,640,000       Dade County, FL IDA (Miami Cerebral Palsy
                        Residence)                                           8.000      06/01/2022         1,635,703
----------------------------------------------------------------------------------------------------------------------
          100,000       Dade County, FL Special Obligation                   5.000      10/01/2035           100,025
----------------------------------------------------------------------------------------------------------------------
           10,000       Dania, FL Sales Tax                                  5.000      10/01/2025            10,010
----------------------------------------------------------------------------------------------------------------------
           25,000       Destin, FL Community Redevel. Agency (Town
                        Center Area)                                         5.300      05/01/2027            21,594
----------------------------------------------------------------------------------------------------------------------
        1,900,000       Double Branch, FL Special Assessment Community
                        Devel. District                                      6.700      05/01/2034         1,992,017
----------------------------------------------------------------------------------------------------------------------
        1,880,000       Dupree Lakes, FL Community Devel. District           5.375      05/01/2037         1,501,932
----------------------------------------------------------------------------------------------------------------------
        1,045,000       Durbin Crossing, FL Community Devel. District
                        Special Assessment                                   5.250      11/01/2015           933,749
----------------------------------------------------------------------------------------------------------------------
           10,000       Duval County, FL HFA (CAU Eagles Point
                        North/CAU Cedars Obligated Group)                    5.650      07/01/2022            10,055
----------------------------------------------------------------------------------------------------------------------
          475,000       East Homestead, FL Community Devel. District         5.000      05/01/2011           450,956
----------------------------------------------------------------------------------------------------------------------
        2,485,000       East Homestead, FL Community Devel. District         5.375      05/01/2036         1,960,566
----------------------------------------------------------------------------------------------------------------------
        1,395,000       East Homestead, FL Community Devel. District         5.450      11/01/2036         1,111,815
----------------------------------------------------------------------------------------------------------------------
          370,000       Easton Park, FL Community Devel. District            5.200      05/01/2037           284,996
----------------------------------------------------------------------------------------------------------------------
          500,000       Enclave at Black Point Marina, FL Community
                        Devel. District                                      5.200      05/01/2014           448,235
----------------------------------------------------------------------------------------------------------------------
          250,000       Enclave at Black Point Marina, FL Community
                        Devel. District                                      5.400      05/01/2037           189,098
----------------------------------------------------------------------------------------------------------------------

                      9 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON     MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------
 $         50,000       Escambia County, FL Health Facilities
                        Authority (Baptist Manor)                            5.125%     10/01/2019   $        49,806
----------------------------------------------------------------------------------------------------------------------
          880,000       Fiddler's Creek, FL Community Devel. District        5.875      05/01/2021           863,562
----------------------------------------------------------------------------------------------------------------------
        7,500,000       Fiddler's Creek, FL Community Devel. District
                        No.2                                                 6.000      05/01/2038         6,460,725
----------------------------------------------------------------------------------------------------------------------
          685,000       FL Capital Trust Agency (AHF Florida LLC)            8.125      10/01/2038           649,654
----------------------------------------------------------------------------------------------------------------------
        2,550,000       FL Capital Trust Agency (American Opportunity)       5.875      06/01/2038         2,223,116
----------------------------------------------------------------------------------------------------------------------
       10,000,000       FL Capital Trust Agency (Atlantic Hsg.
                        Foundation)                                          5.300      07/01/2035         8,688,600
----------------------------------------------------------------------------------------------------------------------
        5,000,000       FL Capital Trust Agency (Atlantic Hsg.
                        Foundation)                                          5.350      07/01/2040         4,308,450
----------------------------------------------------------------------------------------------------------------------
        6,000,000       FL Capital Trust Agency (Atlantic Hsg.
                        Foundation)                                          6.000      07/01/2040         4,995,780
----------------------------------------------------------------------------------------------------------------------
        1,905,000       FL Capital Trust Agency (Atlantic Hsg.
                        Foundation)                                          8.000      07/01/2040         1,472,698
----------------------------------------------------------------------------------------------------------------------
           25,000       FL Correctional Private Commission (350 Bed
                        Youthful) COP                                        5.000      08/01/2017            25,041
----------------------------------------------------------------------------------------------------------------------
          240,000       FL Gateway Services Community Devel. District
                        (Sun City Center)                                    6.500      05/01/2033           249,955
----------------------------------------------------------------------------------------------------------------------
          950,000       FL Principal One Community Devel. District           5.650      05/01/2035           895,546
----------------------------------------------------------------------------------------------------------------------
           60,000       FL State Board of Education                          5.000      06/01/2024            60,066
----------------------------------------------------------------------------------------------------------------------
          500,000       Flora Ridge, FL Educational Facilities Benefit
                        District                                             5.300      05/01/2037           386,745
----------------------------------------------------------------------------------------------------------------------
        2,500,000       Fontainbleau Lakes, FL Community Devel.
                        District                                             6.000      05/01/2015         2,303,025
----------------------------------------------------------------------------------------------------------------------
        1,000,000       Fontainbleau Lakes, FL Community Devel.
                        District                                             6.000      05/01/2038           825,520
----------------------------------------------------------------------------------------------------------------------
        1,215,000       Forest Creek, FL Community Devel. District           5.450      05/01/2036           931,455
----------------------------------------------------------------------------------------------------------------------
        5,750,000       Glades, FL Correctional Devel. Corp. (Glades
                        County Detention)                                    7.375      03/01/2030         5,602,743
----------------------------------------------------------------------------------------------------------------------
       10,000,000       Grand Bay at Doral, FL Community Devel.
                        District                                             6.000      05/01/2017         8,812,700
----------------------------------------------------------------------------------------------------------------------
        3,000,000       Grand Bay at Doral, FL Community Devel.
                        District                                             6.000      05/01/2039         2,353,680
----------------------------------------------------------------------------------------------------------------------
        3,625,000       Greater Lakes/Sawgrass Bay, FL Community
                        Devel. District                                      5.500      05/01/2038         2,836,961
----------------------------------------------------------------------------------------------------------------------
        3,820,000       Harrison Ranch, FL Community Devel. District         5.300      05/01/2038         2,934,562
----------------------------------------------------------------------------------------------------------------------
          375,000       Hawks Point, FL Community Devel. District            5.300      05/01/2039           287,269
----------------------------------------------------------------------------------------------------------------------
        3,895,000       Heritage Bay, FL Community Devel. District 2         5.500      05/01/2036         3,065,482
----------------------------------------------------------------------------------------------------------------------
          950,000       Heritage Harbour South, FL Community Devel.
                        District                                             6.500      05/01/2034           969,580
----------------------------------------------------------------------------------------------------------------------
          200,000       Heritage Isles, FL Community Devel. District         7.100      10/01/2023           199,984
----------------------------------------------------------------------------------------------------------------------
        1,235,000       Heritage Plantation, FL Community Devel.
                        District                                             5.400      05/01/2037           932,981
----------------------------------------------------------------------------------------------------------------------
           10,000       Hialeah, FL Hsg. Authority                           5.800      06/20/2033            10,284
----------------------------------------------------------------------------------------------------------------------
          315,000       Highland Meadows, FL Community Devel. District
                        Special Assessment, Series A 7                       5.500      05/01/2036           246,371
----------------------------------------------------------------------------------------------------------------------
           10,000       Highlands County, FL Health Facilities
                        Authority (Adventist)                                5.250      11/15/2028            10,268
----------------------------------------------------------------------------------------------------------------------
        1,220,000       Highlands, FL Community Devel. District 2            5.000      05/01/2011         1,151,009
----------------------------------------------------------------------------------------------------------------------
        5,700,000       Highlands, FL Community Devel. District              5.550      05/01/2036         4,491,771
----------------------------------------------------------------------------------------------------------------------
          745,000       Hillsborough County, FL IDA (Senior Care Group)      6.750      07/01/2029           732,156
----------------------------------------------------------------------------------------------------------------------
           25,000       Hillsborough County, FL IDA (Tampa General
                        Hospital)                                            5.400      10/01/2028            25,169
----------------------------------------------------------------------------------------------------------------------
        2,980,000       Hillsborough County, FL IDA (University
                        Community Hospital)                                  5.625      08/15/2023         2,921,383
----------------------------------------------------------------------------------------------------------------------
           60,000       Hillsborough County, FL School Board COP             5.375      07/01/2021            60,756
----------------------------------------------------------------------------------------------------------------------
           25,000       Indian River County, FL Water and Sewer              5.250      09/01/2020            25,567
----------------------------------------------------------------------------------------------------------------------
          905,000       Indigo, FL Community Devel. District                 5.750      05/01/2036           725,566
----------------------------------------------------------------------------------------------------------------------
        7,885,000       Island at Doral III, FL Community Devel.
                        District Special Assessment 2                        5.900      05/01/2035         6,196,585
----------------------------------------------------------------------------------------------------------------------
           10,000       Jacksonville, FL Electric Authority (Water and
                        Sewer)                                               5.250      10/01/2039            10,098
----------------------------------------------------------------------------------------------------------------------

                      10 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $       35,000   Jacksonville, FL Health Facilities Authority (Daughters of
                  Charity Health Services of Austin)                                5.250%    08/15/2027    $     35,395
--------------------------------------------------------------------------------------------------------------------------
         25,000   Jacksonville, FL Sales Tax                                        5.000     10/01/2030          25,186
--------------------------------------------------------------------------------------------------------------------------
      3,005,000   K-Bar Ranch, FL Community Devel. District Special Assessment      5.450     05/01/2036       2,382,875
--------------------------------------------------------------------------------------------------------------------------
      5,710,000   Keys Cove, FL Community Devel. District                           5.500     05/01/2036       4,573,653
--------------------------------------------------------------------------------------------------------------------------
      1,200,000   Lake Ashton II, FL Community Devel. District                      5.375     05/01/2036         946,752
--------------------------------------------------------------------------------------------------------------------------
        240,000   Lake Frances, FL Community Devel. District Special Assessment     5.300     05/01/2037         178,702
--------------------------------------------------------------------------------------------------------------------------
         75,000   Lakeland, FL Hospital System (Lakeland Regional Medical Center)   5.250     11/15/2025          75,540
--------------------------------------------------------------------------------------------------------------------------
        250,000   Lakeside Landings, FL Devel. District                             5.500     05/01/2038         198,168
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Landmark at Doral, FL Community Devel. District Special
                  Assessment                                                        5.500     05/01/2038         729,010
--------------------------------------------------------------------------------------------------------------------------
      4,500,000   Lee County, FL IDA (Cypress Cove Healthpark)                      6.750     10/01/2032       4,549,365
--------------------------------------------------------------------------------------------------------------------------
        500,000   Legends Bay, FL Community Devel. District                         5.500     05/01/2014         459,725
--------------------------------------------------------------------------------------------------------------------------
        500,000   Legends Bay, FL Community Devel. District                         5.875     05/01/2038         407,335
--------------------------------------------------------------------------------------------------------------------------
      2,145,000   Lucaya, FL Community Devel. District                              5.375     05/01/2035       1,699,848
--------------------------------------------------------------------------------------------------------------------------
      2,500,000   Madeira, FL Community Devel. District                             5.250     11/01/2014       2,230,625
--------------------------------------------------------------------------------------------------------------------------
      2,500,000   Madeira, FL Community Devel. District                             5.450     05/01/2039       1,894,750
--------------------------------------------------------------------------------------------------------------------------
        560,000   Madison County, FL Mtg. (Twin Oaks)                               6.000     07/01/2025         534,341
--------------------------------------------------------------------------------------------------------------------------
      1,775,000   Magnolia Creek, FL Community Devel. District                      5.900     05/01/2039       1,491,231
--------------------------------------------------------------------------------------------------------------------------
      1,480,000   Magnolia West, FL Community Devel. District Special Assessment    5.350     05/01/2037       1,127,627
--------------------------------------------------------------------------------------------------------------------------
      1,925,000   Marsh Harbor, FL Community Devel. District,
                  Series A                                                          5.450     05/01/2036       1,526,467
--------------------------------------------------------------------------------------------------------------------------
      9,290,000   Meadow Pines, FL Community Devel. District Special Assessment     6.250     05/01/2034       8,559,527
--------------------------------------------------------------------------------------------------------------------------
      1,605,000   Meadow Woods, FL Community Devel. District Special Assessment     6.050     05/01/2035       1,375,662
--------------------------------------------------------------------------------------------------------------------------
      3,015,000   Mediterranea, FL Community Devel. District Special Assessment 7   5.600     05/01/2037       2,438,834
--------------------------------------------------------------------------------------------------------------------------
      2,390,000   Miami Beach, FL Health Facilities Authority (Mt. Sinai Medical
                  Center) 2                                                         6.800     11/15/2031       2,395,162
--------------------------------------------------------------------------------------------------------------------------
         50,000   Miami, FL Health Facilities Authority (Catholic Health East)      5.250     11/15/2028          50,249
--------------------------------------------------------------------------------------------------------------------------
      2,470,000   Midtown Miami, FL Community Devel. District Special Assessment    6.500     05/01/2037       2,237,252
--------------------------------------------------------------------------------------------------------------------------
         90,000   Mira Lago West, FL Community Devel. District                      5.375     05/01/2036          73,132
--------------------------------------------------------------------------------------------------------------------------
      4,260,000   Miromar Lakes, FL Community Devel. District                       6.875     05/01/2035       4,021,525
--------------------------------------------------------------------------------------------------------------------------
      3,500,000   Miromar Lakes, FL Community Devel. District                       7.375     05/01/2032       3,482,465
--------------------------------------------------------------------------------------------------------------------------
      3,930,000   Monterey/Congress, FL Community Devel. District Special
                  Assessment                                                        5.375     05/01/2036       3,181,099
--------------------------------------------------------------------------------------------------------------------------
        995,000   Monterra, FL Community Devel. District Special Assessment 7       5.000     11/01/2010         933,280
--------------------------------------------------------------------------------------------------------------------------
      1,625,000   Monterra, FL Community Devel. District Special Assessment 7       5.125     11/01/2014       1,408,420
--------------------------------------------------------------------------------------------------------------------------
        740,000   Monterra, FL Community Devel. District Special Assessment 7       5.500     05/01/2036         546,409
--------------------------------------------------------------------------------------------------------------------------
      9,715,000   Moody River, FL Estates Community Devel. District                 5.350     05/01/2036       7,492,791
--------------------------------------------------------------------------------------------------------------------------

                      11 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $   11,465,000   Myrtle Creek, FL Improvement District Special Assessment 2        5.200%    05/01/2037    $  8,659,515
--------------------------------------------------------------------------------------------------------------------------
        150,000   Naples, FL Hospital Revenue (Naples Community Hospital)           5.250     10/01/2014         150,288
--------------------------------------------------------------------------------------------------------------------------
        200,000   Naples, FL Hospital Revenue (Naples Community Hospital)           5.500     10/01/2026         201,348
--------------------------------------------------------------------------------------------------------------------------
        580,000   Naturewalk, FL Community Devel. District                          5.300     05/01/2016         513,358
--------------------------------------------------------------------------------------------------------------------------
        500,000   Naturewalk, FL Community Devel. District                          5.500     05/01/2038         386,375
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   New Port Tampa Bay, FL Community Devel. District 6                5.300     11/01/2012         605,020
--------------------------------------------------------------------------------------------------------------------------
      7,310,000   New Port Tampa Bay, FL Community Devel. District 6                5.875     05/01/2038       4,403,105
--------------------------------------------------------------------------------------------------------------------------
      1,800,000   Northern Palm Beach, FL Improvement District                      5.350     08/01/2041       1,382,220
--------------------------------------------------------------------------------------------------------------------------
        490,000   Oak Creek, FL Community Devel. District Special Assessment        5.800     05/01/2035         440,045
--------------------------------------------------------------------------------------------------------------------------
      7,725,000   Oakland, FL Charter School                                        6.950     12/01/2032       7,831,991
--------------------------------------------------------------------------------------------------------------------------
      1,345,000   Oakmont Grove, FL Community Devel. District Special Assessment    5.250     05/01/2012       1,229,209
--------------------------------------------------------------------------------------------------------------------------
        500,000   Oakmont Grove, FL Community Devel. District Special Assessment    5.400     05/01/2038         357,900
--------------------------------------------------------------------------------------------------------------------------
        300,000   Orange County, FL Health Facilities Authority (GF Orlando/CFGH
                  Obligated Group)                                                  8.875     07/01/2021         320,580
--------------------------------------------------------------------------------------------------------------------------
        800,000   Orange County, FL Health Facilities Authority (GF Orlando/CFGH
                  Obligated Group)                                                  9.000     07/01/2031         851,992
--------------------------------------------------------------------------------------------------------------------------
        250,000   Orange County, FL Health Facilities Authority (Orlando Lutheran
                  Tower)                                                            5.500     07/01/2032         215,503
--------------------------------------------------------------------------------------------------------------------------
        375,000   Orange County, FL Health Facilities Authority (Orlando Lutheran
                  Tower)                                                            5.500     07/01/2038         316,785
--------------------------------------------------------------------------------------------------------------------------
         25,000   Orlando & Orange County, FL Expressway Authority                  5.000     07/01/2028          25,014
--------------------------------------------------------------------------------------------------------------------------
      1,250,000   Palm Bay, FL Educational Facilities (Patriot Charter School)      7.000     07/01/2036       1,239,950
--------------------------------------------------------------------------------------------------------------------------
         35,000   Palm Beach County, FL Health Facilities Authority (Boca Raton
                  Community Hospital)                                               5.500     12/01/2021          35,068
--------------------------------------------------------------------------------------------------------------------------
         25,000   Palm Beach County, FL Health Facilities Authority (Boca Raton
                  Community Hospital)                                               5.625     12/01/2031          23,945
--------------------------------------------------------------------------------------------------------------------------
      2,100,000   Palm Coast Park, FL Community Devel. District Special Assessment  5.700     05/01/2037       1,698,312
--------------------------------------------------------------------------------------------------------------------------
      1,515,000   Palm Glades, FL Community Devel. District                         4.850     05/01/2011       1,426,100
--------------------------------------------------------------------------------------------------------------------------
      2,510,000   Palm Glades, FL Community Devel. District                         5.300     05/01/2036       1,965,104
--------------------------------------------------------------------------------------------------------------------------
        460,000   Palm River, FL Community Devel. District                          5.150     05/01/2013         423,412
--------------------------------------------------------------------------------------------------------------------------
        265,000   Palm River, FL Community Devel. District                          5.375     05/01/2036         209,074
--------------------------------------------------------------------------------------------------------------------------
      4,745,000   Palma Sola Trace, FL Community Devel. District                    5.750     05/01/2035       3,997,283
--------------------------------------------------------------------------------------------------------------------------
        500,000   Parker Road, FL Community Devel. District                         5.350     05/01/2015         453,265
--------------------------------------------------------------------------------------------------------------------------
        500,000   Parker Road, FL Community Devel. District                         5.600     05/01/2038         402,450
--------------------------------------------------------------------------------------------------------------------------
      2,740,000   Parkway Center, FL Community Devel. District, Series A            6.125     05/01/2024       2,663,883
--------------------------------------------------------------------------------------------------------------------------
      2,205,000   Parkway Center, FL Community Devel. District, Series A            6.300     05/01/2034       2,140,592
--------------------------------------------------------------------------------------------------------------------------
      1,480,000   Pine Ridge Plantation, FL Community Devel. District               5.400     05/01/2037       1,109,734
--------------------------------------------------------------------------------------------------------------------------
        100,000   Pinellas County, FL Educational Facilities Authority (Barry
                  University)                                                       5.375     10/01/2028         100,253
--------------------------------------------------------------------------------------------------------------------------
        820,000   Pinellas County, FL Educational Facilities Authority (Barry
                  University)                                                       5.875     10/01/2030         835,039
--------------------------------------------------------------------------------------------------------------------------

                      12 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $   16,410,000   Pinellas County, FL Educational Facilities Authority (Eckerd
                  College)                                                          5.250%    10/01/2029    $ 14,726,662
--------------------------------------------------------------------------------------------------------------------------
      1,500,000   Pinellas County, FL Health Facility Authority (St. Mark Village)  5.650     05/01/2037       1,222,605
--------------------------------------------------------------------------------------------------------------------------
        435,000   Poinciana West, FL Community Devel. District Special Assessment   6.000     05/01/2037         377,228
--------------------------------------------------------------------------------------------------------------------------
         10,000   Polk County, FL School Board COP                                  5.000     01/01/2023          10,037
--------------------------------------------------------------------------------------------------------------------------
         25,000   Port Everglades, FL Authority, Series A                           5.000     09/01/2016          25,117
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Port St. Lucie, FL Special Assessment (Peacock & Lowry)           5.350     07/01/2027         853,930
--------------------------------------------------------------------------------------------------------------------------
        300,000   Portfino Springs, FL Community Devel. District Special
                  Assessment                                                        5.500     05/01/2038         237,801
--------------------------------------------------------------------------------------------------------------------------
        750,000   Portico, FL Community Devel. District                             5.450     05/01/2037         590,010
--------------------------------------------------------------------------------------------------------------------------
      2,670,000   Portofino Cove, FL Community Devel. District Special Assessment   5.250     05/01/2012       2,512,390
--------------------------------------------------------------------------------------------------------------------------
        500,000   Portofino Cove, FL Community Devel. District Special Assessment   5.500     05/01/2038         396,335
--------------------------------------------------------------------------------------------------------------------------
        285,000   Portofino Landings, FL Community Devel. District Special
                  Assessment                                                        5.200     05/01/2017         248,825
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Portofino Landings, FL Community Devel. District Special
                  Assessment                                                        5.400     05/01/2038         774,450
--------------------------------------------------------------------------------------------------------------------------
      8,800,000   Quarry, FL Community Devel. District 2                            5.250     05/01/2016       7,895,888
--------------------------------------------------------------------------------------------------------------------------
        910,000   Quarry, FL Community Devel. District                              5.250     05/01/2036         720,456
--------------------------------------------------------------------------------------------------------------------------
     46,355,000   Quarry, FL Community Devel. District                              5.500     05/01/2036      37,177,174
--------------------------------------------------------------------------------------------------------------------------
     11,190,000   Renaissance Commons, FL Community Devel. District, Series A       5.600     05/01/2036       9,307,506
--------------------------------------------------------------------------------------------------------------------------
      1,850,000   Reunion East, FL Community Devel. District                        5.800     05/01/2036       1,533,206
--------------------------------------------------------------------------------------------------------------------------
      6,025,000   Reunion East, FL Community Devel. District,
                  Series A 2                                                        7.375     05/01/2033       6,261,361
--------------------------------------------------------------------------------------------------------------------------
      2,470,000   Reunion West, FL Community Devel. District                        6.250     05/01/2036       2,178,886
--------------------------------------------------------------------------------------------------------------------------
        750,000   Ridgewood Trails, FL Community Devel. District                    5.650     05/01/2038         590,828
--------------------------------------------------------------------------------------------------------------------------
      2,500,000   River Glen, FL Community Devel. District Special Assessment       5.450     05/01/2038       1,961,350
--------------------------------------------------------------------------------------------------------------------------
      1,165,000   Riverwood Estates, FL Community Devel. District Special
                  Assessment                                                        5.350     05/01/2037         882,045
--------------------------------------------------------------------------------------------------------------------------
        250,000   Rolling Hills, FL Community Devel. District                       5.450     05/01/2037         196,920
--------------------------------------------------------------------------------------------------------------------------
        400,000   Santa Rosa Bay, FL Bridge Authority                               6.250     07/01/2028         363,112
--------------------------------------------------------------------------------------------------------------------------
     16,500,000   Sarasota, FL National Community Devel. District Special
                  Assessment                                                        5.300     05/01/2039      12,476,970
--------------------------------------------------------------------------------------------------------------------------
         25,000   Seminole County, FL GO                                            5.125     04/01/2010          25,052
--------------------------------------------------------------------------------------------------------------------------
      2,290,000   Shingle Creek, FL Community Devel. District                       6.100     05/01/2025       2,033,955
--------------------------------------------------------------------------------------------------------------------------
      6,350,000   Shingle Creek, FL Community Devel. District                       6.125     05/01/2037       5,425,440
--------------------------------------------------------------------------------------------------------------------------
      2,875,000   Six Mile Creek, FL Community Devel. District                      5.875     05/01/2038       2,232,840
--------------------------------------------------------------------------------------------------------------------------
      1,265,000   Sonoma Bay, FL Community Devel. District, Series A                5.450     05/01/2036       1,018,502
--------------------------------------------------------------------------------------------------------------------------
      1,770,000   South Bay, FL Community Devel. District                           5.125     11/01/2009       1,674,261
--------------------------------------------------------------------------------------------------------------------------
      2,750,000   South Bay, FL Community Devel. District                           5.375     05/01/2013       2,349,985
--------------------------------------------------------------------------------------------------------------------------
      5,400,000   South Bay, FL Community Devel. District                           5.950     05/01/2036       3,703,374
--------------------------------------------------------------------------------------------------------------------------
         75,000   South Lake County, FL Hospital District (Orlando Regional
                  Healthcare System)                                                5.800     10/01/2034          75,702
--------------------------------------------------------------------------------------------------------------------------
      1,280,000   South-Dade, FL Venture Community Devel. District                  6.125     05/01/2034       1,282,880
--------------------------------------------------------------------------------------------------------------------------
      3,000,000   St. John's Forest, FL Community Devel. District,
                  Series A                                                          6.125     05/01/2034       2,843,550
--------------------------------------------------------------------------------------------------------------------------

                      13 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $      400,000   St. Johns County, FL IDA (St. John's County Welfare Federation)   5.250%    10/01/2041    $    318,340
--------------------------------------------------------------------------------------------------------------------------
        990,000   Stonebrier, FL Community Devel. District                          5.500     05/01/2037         776,893
--------------------------------------------------------------------------------------------------------------------------
        880,000   Stonegate, FL Community Devel. District                           6.000     05/01/2024         882,737
--------------------------------------------------------------------------------------------------------------------------
        995,000   Stonegate, FL Community Devel. District                           6.125     05/01/2034         997,239
--------------------------------------------------------------------------------------------------------------------------
      1,055,000   Stoneybrook, FL South Community Devel. District                   5.800     05/01/2039         866,640
--------------------------------------------------------------------------------------------------------------------------
        730,000   Summerville, FL Community Devel. District                         5.500     05/01/2036         583,248
--------------------------------------------------------------------------------------------------------------------------
         10,000   Sunrise, FL Utility System                                        5.250     10/01/2019          10,014
--------------------------------------------------------------------------------------------------------------------------
      2,000,000   Sweetwater Creek, FL Community Devel. District                    5.500     05/01/2038       1,485,040
--------------------------------------------------------------------------------------------------------------------------
      2,535,000   Tern Bay, FL Community Devel. District 6,7                        5.000     05/01/2015       1,530,253
--------------------------------------------------------------------------------------------------------------------------
        500,000   Tern Bay, FL Community Devel. District 6,7                        5.375     05/01/2037         301,270
--------------------------------------------------------------------------------------------------------------------------
      4,350,000   Tolomato, FL Community Devel. District Special Assessment         6.650     05/01/2040       4,256,997
--------------------------------------------------------------------------------------------------------------------------
      4,880,000   Town Center, FL at Palm Coast Community Devel. District 2         6.000     05/01/2036       4,181,428
--------------------------------------------------------------------------------------------------------------------------
        245,000   Turnbull Creek, FL Community Devel. District Special Assessment   5.250     05/01/2037         183,745
--------------------------------------------------------------------------------------------------------------------------
      9,590,000   Turnbull Creek, FL Community Devel. District Special Assessment   5.800     05/01/2035       7,908,585
--------------------------------------------------------------------------------------------------------------------------
      9,350,000   Two Creeks, FL Community Devel. District 2                        5.250     05/01/2037       6,924,236
--------------------------------------------------------------------------------------------------------------------------
         25,000   University of South Florida (University Bookstore)                5.900     07/01/2010          25,067
--------------------------------------------------------------------------------------------------------------------------
        750,000   University Square, FL Community Devel. District                   5.875     05/01/2038         633,713
--------------------------------------------------------------------------------------------------------------------------
      5,830,000   Verandah East, FL Community Devel. District                       5.400     05/01/2037       4,603,776
--------------------------------------------------------------------------------------------------------------------------
      4,535,000   Verandah, FL Community Devel District                             5.250     05/01/2036       3,527,595
--------------------------------------------------------------------------------------------------------------------------
      1,970,000   Verano Center, FL Community Devel. District                       5.375     05/01/2037       1,466,803
--------------------------------------------------------------------------------------------------------------------------
      9,390,000   Verona Walk, FL Community Devel. District                         5.375     05/01/2037       7,521,108
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Villa Portofino East, FL Community Devel. District                5.200     05/01/2037         765,290
--------------------------------------------------------------------------------------------------------------------------
      1,755,000   Villa Portofino West, FL Community Devel. District                5.350     05/01/2036       1,370,602
--------------------------------------------------------------------------------------------------------------------------
      2,565,000   Villa Vizcaya, FL Community Devel. District Special Assessment    5.350     05/01/2017       2,264,664
--------------------------------------------------------------------------------------------------------------------------
        420,000   Villa Vizcaya, FL Community Devel. District Special Assessment    5.550     05/01/2039         332,128
--------------------------------------------------------------------------------------------------------------------------
        900,000   Village, FL Community Devel. District, Series A                   6.100     05/01/2034         898,254
--------------------------------------------------------------------------------------------------------------------------
        710,000   Village, FL Community Devel. District, Series A                   6.500     05/01/2033         723,916
--------------------------------------------------------------------------------------------------------------------------
      1,600,000   Villages of Westport, FL Community Devel. District                5.700     05/01/2035       1,284,880
--------------------------------------------------------------------------------------------------------------------------
      7,000,000   Villagewalk of Bonita Springs, FL Community Devel. District       5.150     05/01/2038       5,310,970
--------------------------------------------------------------------------------------------------------------------------
      5,100,000   Vista, FL Community Devel. District Special Assessment            5.375     05/01/2037       4,006,662
--------------------------------------------------------------------------------------------------------------------------
      3,240,000   Volusia County, FL Educational Facility Authority (Embry-Riddle
                  Aeronautical University) 2                                        5.000     10/15/2025       3,210,160
--------------------------------------------------------------------------------------------------------------------------
      1,500,000   Waterford Estates, FL Community Devel. District Special
                  Assessment                                                        5.125     05/01/2013       1,312,950
--------------------------------------------------------------------------------------------------------------------------
      2,470,000   Waterford Estates, FL Community Devel. District Special
                  Assessment                                                        5.500     05/01/2037       1,682,959
--------------------------------------------------------------------------------------------------------------------------
      3,950,000   Watergrass, FL Community Devel. District Special Assessment 2     4.875     11/01/2010       3,766,799
--------------------------------------------------------------------------------------------------------------------------
      1,250,000   Watergrass, FL Community Devel. District Special Assessment       5.125     11/01/2014       1,133,163
--------------------------------------------------------------------------------------------------------------------------
        790,000   Watergrass, FL Community Devel. District Special Assessment       5.375     05/01/2039         626,265
--------------------------------------------------------------------------------------------------------------------------

                      14 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $    6,055,000   Watergrass, FL Community Devel. District Special Assessment       5.500%    05/01/2036    $  4,937,610
--------------------------------------------------------------------------------------------------------------------------
        975,000   Waterlefe, FL Community Devel. District Golf Course               8.125     10/01/2025         926,981
--------------------------------------------------------------------------------------------------------------------------
      6,835,000   Waters Edge, FL Community Devel. District 2                       5.300     05/01/2036       5,358,025
--------------------------------------------------------------------------------------------------------------------------
        890,000   Waters Edge, FL Community Devel. District                         5.350     05/01/2039         647,297
--------------------------------------------------------------------------------------------------------------------------
        250,000   Waters Edge, FL Community Devel. District                         5.400     05/01/2039         182,160
--------------------------------------------------------------------------------------------------------------------------
      1,915,000   Waterstone, FL Community Devel. District                          5.500     05/01/2018       1,685,066
--------------------------------------------------------------------------------------------------------------------------
      3,960,000   Wentworth Estates, FL Community Devel. District                   5.125     11/01/2012       3,611,084
--------------------------------------------------------------------------------------------------------------------------
      3,725,000   Wentworth Estates, FL Community Devel. District                   5.625     05/01/2037       2,744,245
--------------------------------------------------------------------------------------------------------------------------
      8,420,000   West Palm Beach, FL Community Redevel. Agency 1                   5.000     03/01/2026       8,465,047
--------------------------------------------------------------------------------------------------------------------------
         70,000   West Palm Beach, FL Utility System                                5.000     10/01/2027          70,018
--------------------------------------------------------------------------------------------------------------------------
      1,100,000   West Villages, FL Improvement District                            5.350     05/01/2015         997,183
--------------------------------------------------------------------------------------------------------------------------
      4,145,000   West Villages, FL Improvement District                            5.500     05/01/2037       3,302,612
--------------------------------------------------------------------------------------------------------------------------
      3,500,000   West Villages, FL Improvement District                            5.500     05/01/2038       2,763,705
--------------------------------------------------------------------------------------------------------------------------
      7,450,000   West Villages, FL Improvement District                            5.800     05/01/2036       6,220,601
--------------------------------------------------------------------------------------------------------------------------
      5,055,000   Westridge, FL Community Devel. District                           5.800     05/01/2037       4,211,674
--------------------------------------------------------------------------------------------------------------------------
      5,925,000   Westside, FL Community Devel. District                            5.650     05/01/2037       4,697,044
--------------------------------------------------------------------------------------------------------------------------
      1,480,000   Winter Garden Village at Fowler Groves, FL Community Devel.
                  District Special Tax                                              5.650     05/01/2037       1,255,040
--------------------------------------------------------------------------------------------------------------------------
        690,000   World Commerce, FL Community Devel. District Special Assessment   5.500     05/01/2038         552,745
--------------------------------------------------------------------------------------------------------------------------
      5,530,000   World Commerce, FL Community Devel. District Special Assessment   6.125     05/01/2035       5,011,452
--------------------------------------------------------------------------------------------------------------------------
      2,800,000   World Commerce, FL Community Devel. District Special Assessment   6.500     05/01/2036       2,598,512
--------------------------------------------------------------------------------------------------------------------------
      2,250,000   Wyld Palms, FL Community Devel. District                          5.400     05/01/2015       2,057,445
--------------------------------------------------------------------------------------------------------------------------
      1,465,000   Wyld Palms, FL Community Devel. District                          5.500     05/01/2038       1,164,250
--------------------------------------------------------------------------------------------------------------------------
        500,000   Zephyr Ridge, FL Community Devel. District                        5.250     05/01/2013         460,920
--------------------------------------------------------------------------------------------------------------------------
        990,000   Zephyr Ridge, FL Community Devel. District                        5.625     05/01/2037         791,733
                                                                                                            --------------
                                                                                                             566,972,906
GEORGIA--7.1%
     13,140,000   Athens, GA Area Facilities Corp. COP (Georgia Dept. of Labor) 1   5.000     06/15/2037      12,429,323
--------------------------------------------------------------------------------------------------------------------------
        270,000   Athens, GA Area Facilities Corp. COP (Georgia Dept. of Labor)     5.000     06/15/2037         255,393
--------------------------------------------------------------------------------------------------------------------------
     12,990,000   Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU Partners)      6.000     07/01/2036      11,421,458
--------------------------------------------------------------------------------------------------------------------------
      2,470,000   Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU Partners)      6.250     07/01/2036       2,247,379
--------------------------------------------------------------------------------------------------------------------------
         15,000   Atlanta, GA HDC (Bedford Tower)                                   6.250     01/01/2015          15,204
--------------------------------------------------------------------------------------------------------------------------
         20,000   Chatham County, GA Hospital Authority (Memorial Health
                  University Medical Center)                                        5.500     01/01/2034          16,558
--------------------------------------------------------------------------------------------------------------------------
         10,000   Clark County, GA Hospital Authority (Athens Regional Medical)     5.250     01/01/2029          10,189
--------------------------------------------------------------------------------------------------------------------------
         50,000   Columbus, GA Building Authority                                   5.500     04/01/2013          50,613
--------------------------------------------------------------------------------------------------------------------------
         15,000   Dalton, GA Devel. Authority (Hamilton Health Care System)         5.000     08/15/2028          15,088
--------------------------------------------------------------------------------------------------------------------------
         30,000   Dalton, GA Devel. Authority (Hamilton Health Care
                  System/Hamilton Medical Center Obligated Group)                   5.375     08/15/2016          30,361
--------------------------------------------------------------------------------------------------------------------------
         20,000   De Kalb County, GA Devel. Authority (General Motors Corp.)        6.000     03/15/2021          16,685
--------------------------------------------------------------------------------------------------------------------------

                      15 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $    9,330,000   De Kalb County, GA Devel. Authority Public Purpose                5.500%    12/10/2023    $  8,761,896
--------------------------------------------------------------------------------------------------------------------------
         10,000   De Kalb County, GA Hsg. Authority (Spring Chase Apartments)       5.400     11/01/2030          10,060
--------------------------------------------------------------------------------------------------------------------------
      3,795,000   East Point, GA (Camp Creek), Series B                             8.000     02/01/2026       4,091,124
--------------------------------------------------------------------------------------------------------------------------
      5,670,000   East Point, GA (Camp Creek), Series B 2                           8.000     02/01/2026       6,112,430
--------------------------------------------------------------------------------------------------------------------------
        100,000   Fulton County, GA Hospital Authority (Northside Hospital)         5.125     10/01/2016         100,177
--------------------------------------------------------------------------------------------------------------------------
         10,000   Fulton County, GA Hospital Authority (Northside Hospital)         5.375     10/01/2012          10,021
--------------------------------------------------------------------------------------------------------------------------
         25,000   GA Hsg. & Finance Authority (Hunters Grove)                       5.850     01/01/2017          25,259
--------------------------------------------------------------------------------------------------------------------------
     22,000,000   GA Main Street Natural Gas 1                                      5.500     09/15/2026      20,783,840
--------------------------------------------------------------------------------------------------------------------------
     13,000,000   GA Main Street Natural Gas 1                                      5.500     09/15/2027      12,189,710
--------------------------------------------------------------------------------------------------------------------------
      5,000,000   GA Main Street Natural Gas 1                                      5.500     09/15/2028       4,652,430
--------------------------------------------------------------------------------------------------------------------------
     35,000,000   GA Main Street Natural Gas 8                                      6.250     07/15/2028      34,836,900
--------------------------------------------------------------------------------------------------------------------------
     10,000,000   GA Main Street Natural Gas 2                                      6.250     07/15/2033       9,923,600
--------------------------------------------------------------------------------------------------------------------------
      5,000,000   GA Main Street Natural Gas                                        6.375     07/15/2038       5,022,800
--------------------------------------------------------------------------------------------------------------------------
        120,000   GA Municipal Electric Authority, Series A                         5.000     11/01/2024         120,108
--------------------------------------------------------------------------------------------------------------------------
        410,000   GA Municipal Electric Authority, Series X                         6.500     01/01/2012         440,721
--------------------------------------------------------------------------------------------------------------------------
      2,340,000   Northwestern Gwinnett County, GA Facilities Corp. 1               5.000     06/15/2021       2,304,257
--------------------------------------------------------------------------------------------------------------------------
        930,000   Northwestern Gwinnett County, GA Facilities Corp. 1               5.000     06/15/2021         915,795
--------------------------------------------------------------------------------------------------------------------------
      4,465,000   Northwestern Gwinnett County, GA Facilities Corp. 1               5.000     06/15/2028       4,396,799
--------------------------------------------------------------------------------------------------------------------------
      1,770,000   Northwestern Gwinnett County, GA Facilities Corp. 1               5.000     06/15/2028       1,742,964
--------------------------------------------------------------------------------------------------------------------------
      3,160,000   Northwestern Gwinnett County, GA Facilities Corp. 1               5.000     06/15/2029       3,111,732
--------------------------------------------------------------------------------------------------------------------------
         50,000   Private Colleges & Universities Authority, GA (Emory University)  5.125     11/01/2027          50,334
--------------------------------------------------------------------------------------------------------------------------
        860,000   Private Colleges & Universities Authority, GA (Mercer
                  University)                                                       5.375     10/01/2029         829,754
--------------------------------------------------------------------------------------------------------------------------
          5,000   Private Colleges & Universities Authority, GA (Mercer
                  University)                                                       5.375     06/01/2031           4,494
--------------------------------------------------------------------------------------------------------------------------
        500,000   Savannah, GA EDA (Skidway Health & Living Services)               7.400     01/01/2024         516,575
--------------------------------------------------------------------------------------------------------------------------
         30,000   Savannah, GA EDA (University Financing Foundation)                6.750     11/15/2020          33,223
--------------------------------------------------------------------------------------------------------------------------
        290,000   Savannah, GA EDA (University Financing Foundation)                6.750     11/15/2031         321,152
--------------------------------------------------------------------------------------------------------------------------
         20,000   Savannah, GA Resource Recovery Devel. Authority                   5.100     08/01/2014          20,039
--------------------------------------------------------------------------------------------------------------------------
         25,000   Smyrna, GA Hospital Authority (Emory-Adventist Hospital)          5.500     08/01/2016          25,167
--------------------------------------------------------------------------------------------------------------------------
         30,000   Smyrna, GA Hospital Authority (Emory-Adventist Hospital)          5.500     08/01/2026          30,119
--------------------------------------------------------------------------------------------------------------------------
         40,000   Ware County, GA Hospital Authority (Southeast Health Unit)        6.625     03/01/2017          41,421
                                                                                                            --------------
                                                                                                             147,933,152
HAWAII--0.3%
      4,200,000   HI Dept. of Budget & Finance Special Purpose (Kahala Nui)         8.000     11/15/2033       4,587,996
--------------------------------------------------------------------------------------------------------------------------
        500,000   HI Dept. of Budget & Finance Special Purpose (Kahala Senior
                  Living Community)                                                 7.875     11/15/2023         546,745
--------------------------------------------------------------------------------------------------------------------------

                      16 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
HAWAII CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $      170,000   HI HFDC (Single Family Mtg.)                                      5.450%    07/01/2017    $    173,638
                                                                                                            --------------
                                                                                                               5,308,379
IDAHO--0.9%
     11,520,000   ID Health Facilities Authority (Portneuf Medical Center) 2        5.000     09/01/2035      10,587,686
--------------------------------------------------------------------------------------------------------------------------
         65,000   ID Hsg. Agency (Multifamily Hsg.)                                 6.700     07/01/2024          65,056
--------------------------------------------------------------------------------------------------------------------------
         20,000   ID Hsg. Agency (Single Family Mtg.)                               5.800     07/01/2025          20,014
--------------------------------------------------------------------------------------------------------------------------
      5,360,000   Pocatello, ID Devel. Authority Revenue Allocation Tax
                  Increment, Series A                                               6.000     08/01/2028       4,899,737
--------------------------------------------------------------------------------------------------------------------------
      2,980,000   Twin Falls, ID Urban Renewal Agency, Series A                     5.450     08/01/2022       2,803,763
                                                                                                            --------------
                                                                                                              18,376,256
ILLINOIS--5.9%
        600,000   Annawan, IL Tax Increment (Patriot Renewable Fuels) 2             5.625     01/01/2018         555,414
--------------------------------------------------------------------------------------------------------------------------
      1,825,000   Bedford Park, IL Tax                                              5.125     12/30/2018       1,713,365
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Bryant, IL Pollution Control (Central Illinois Light Company) 2   5.900     08/01/2023       1,000,090
--------------------------------------------------------------------------------------------------------------------------
        355,000   Carol Stream, IL Tax (Geneva Crossing)                            5.000     12/30/2021         321,719
--------------------------------------------------------------------------------------------------------------------------
     20,035,000   Chicago, IL Board of Education 1                                  5.000     12/01/2035      20,497,623
--------------------------------------------------------------------------------------------------------------------------
         40,000   Chicago, IL GO                                                    5.125     01/01/2029          40,306
--------------------------------------------------------------------------------------------------------------------------
        235,000   Chicago, IL Midway Airport, Series B                              5.000     01/01/2035         235,334
--------------------------------------------------------------------------------------------------------------------------
      5,000,000   Chicago, IL O'Hare International Airport (Delta Airlines)         6.450     05/01/2018       4,493,900
--------------------------------------------------------------------------------------------------------------------------
         10,000   Chicago, IL Sales Tax                                             5.250     01/01/2028          10,178
--------------------------------------------------------------------------------------------------------------------------
      5,000,000   Chicago, IL Tax (Pilsen Redevel.)                                 6.750     06/01/2022       5,263,850
--------------------------------------------------------------------------------------------------------------------------
        195,000   Chicago, IL Waterworks                                            5.000     11/01/2025         195,517
--------------------------------------------------------------------------------------------------------------------------
         20,000   Cook County, IL (Jewish Federation)                               6.000     08/15/2022          20,123
--------------------------------------------------------------------------------------------------------------------------
      2,400,000   Cook County, IL Community School District GO                      7.125     06/01/2024       2,652,312
--------------------------------------------------------------------------------------------------------------------------
        962,000   Cortland, IL Special Tax (Sheaffer System)                        5.500     03/01/2017         909,802
--------------------------------------------------------------------------------------------------------------------------
        500,000   Deerfield, IL Educational Facilities (Chicagoland Jewish High
                  School)                                                           6.000     05/01/2041         475,610
--------------------------------------------------------------------------------------------------------------------------
        270,000   Du Page County, IL Special Service Area No. 31 Special Tax
                  (Monarch Landing)                                                 5.400     03/01/2016         260,375
--------------------------------------------------------------------------------------------------------------------------
        320,000   Du Page County, IL Special Service Area No. 31 Special Tax
                  (Monarch Landing)                                                 5.625     03/01/2036         275,930
--------------------------------------------------------------------------------------------------------------------------
      1,250,000   Gilberts, IL Special Service Area No. 19 Special Tax
                  (Conservancy) 2                                                   5.375     03/01/2016         940,025
--------------------------------------------------------------------------------------------------------------------------
      1,100,000   Hampshire, IL Special Service Area No. 16 (Crown Devel.-Prairie
                  Ridge)                                                            6.000     03/01/2046         926,079
--------------------------------------------------------------------------------------------------------------------------
      2,500,000   Hampshire, IL Special Service Area No. 17 (Crown
                  Devel.-Oakstead)                                                  6.000     03/01/2045       2,106,875
--------------------------------------------------------------------------------------------------------------------------
      1,500,000   Hampshire, IL Special Service Area No. 19 (Crown Devel.-Prairie
                  Ridge East)                                                       6.000     03/01/2046       1,262,835
--------------------------------------------------------------------------------------------------------------------------
        310,000   IL Devel. Finance Authority (Community Rehabilitation Providers)  5.700     07/01/2019         312,988
--------------------------------------------------------------------------------------------------------------------------
         10,000   IL Devel. Finance Authority (Geneva School District School 304)   6.300     06/01/2010          10,026
--------------------------------------------------------------------------------------------------------------------------
        145,000   IL Devel. Finance Authority Pollution Control (Central Illinois
                  Public Service Company)                                           5.700     08/15/2026         145,223
--------------------------------------------------------------------------------------------------------------------------

                      17 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008  / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $      745,000   IL Devel. Finance Authority Pollution Control (Illinois Power
                  Company) 2                                                        5.400%    03/01/2028    $    745,879
--------------------------------------------------------------------------------------------------------------------------
        485,000   IL Devel. Finance Authority Pollution Control (Illinois Power
                  Company) 2                                                        5.400     03/01/2028         485,572
--------------------------------------------------------------------------------------------------------------------------
      1,625,000   IL Educational Facilities Authority (Augustana College)           5.625     10/01/2022       1,647,409
--------------------------------------------------------------------------------------------------------------------------
      3,000,000   IL Educational Facilities Authority (Augustana College)           5.700     10/01/2032       2,999,850
--------------------------------------------------------------------------------------------------------------------------
         35,000   IL Educational Facilities Authority (University of Chicago)       5.125     07/01/2038          35,290
--------------------------------------------------------------------------------------------------------------------------
      1,920,000   IL Finance Authority (Bethel Terrace Apartments) 2                5.125     09/01/2025       1,742,246
--------------------------------------------------------------------------------------------------------------------------
        400,000   IL Finance Authority (Central Baptist Village)                    5.375     11/15/2039         324,364
--------------------------------------------------------------------------------------------------------------------------
        750,000   IL Finance Authority (Franciscan Communities)                     5.500     05/15/2027         671,355
--------------------------------------------------------------------------------------------------------------------------
        750,000   IL Finance Authority (Franciscan Communities)                     5.500     05/15/2037         642,653
--------------------------------------------------------------------------------------------------------------------------
      2,000,000   IL Finance Authority (Friendship Village Schaumburg) 2            5.625     02/15/2037       1,630,040
--------------------------------------------------------------------------------------------------------------------------
      3,440,000   IL Finance Authority (Illinois Charter Schools)                   5.375     09/01/2027       2,921,523
--------------------------------------------------------------------------------------------------------------------------
      2,450,000   IL Finance Authority (Illinois Charter Schools)                   5.375     09/01/2032       1,998,588
--------------------------------------------------------------------------------------------------------------------------
        500,000   IL Finance Authority (Luther Oaks)                                5.700     08/15/2028         447,710
--------------------------------------------------------------------------------------------------------------------------
        500,000   IL Finance Authority (Luther Oaks)                                6.000     08/15/2039         454,045
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   IL Finance Authority (Lutheran Social Services of
                  Illinois/Vesper Management Corp. Obligated Group) 2               5.125     08/15/2028         822,700
--------------------------------------------------------------------------------------------------------------------------
      1,750,000   IL Finance Authority (Noble Network Charter Schools)              5.000     09/01/2027       1,414,543
--------------------------------------------------------------------------------------------------------------------------
      2,000,000   IL Finance Authority (Noble Network Charter Schools)              5.000     09/01/2031       1,555,460
--------------------------------------------------------------------------------------------------------------------------
      3,495,000   IL Finance Authority (Noble Network Charter Schools)              5.000     09/01/2032       2,698,350
--------------------------------------------------------------------------------------------------------------------------
      3,000,000   IL Finance Authority Student Hsg. (MJH Education Assistance)      5.125     06/01/2035       2,295,210
--------------------------------------------------------------------------------------------------------------------------
         30,000   IL GO                                                             5.125     12/01/2010          30,062
--------------------------------------------------------------------------------------------------------------------------
         15,000   IL GO                                                             5.125     12/01/2011          15,028
--------------------------------------------------------------------------------------------------------------------------
      5,000,000   IL Health Facilities Authority (Covenant Retirement Communities)  5.625     12/01/2032       5,034,800
--------------------------------------------------------------------------------------------------------------------------
         60,000   IL Health Facilities Authority (Decatur Memorial Hospital)        5.375     11/15/2021          60,488
--------------------------------------------------------------------------------------------------------------------------
         60,000   IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)    5.625     01/01/2028          60,916
--------------------------------------------------------------------------------------------------------------------------
         10,000   IL Health Facilities Authority (Holy Family Medical Center)       5.000     08/15/2027          10,010
--------------------------------------------------------------------------------------------------------------------------
         35,000   IL Health Facilities Authority (Holy Family Medical Center)       5.125     08/15/2022          35,124
--------------------------------------------------------------------------------------------------------------------------
         75,000   IL Health Facilities Authority (Loyola University)                5.000     07/01/2024          75,434
--------------------------------------------------------------------------------------------------------------------------
         15,000   IL Health Facilities Authority (Northwestern Medical Faculty
                  Foundation)                                                       5.125     11/15/2028          15,143
--------------------------------------------------------------------------------------------------------------------------
         80,000   IL Health Facilities Authority (Rockford Memorial
                  Hospital/Rockford Memorial Health Services Corp. Obligated
                  Group)                                                            5.000     08/15/2021          80,238
--------------------------------------------------------------------------------------------------------------------------
         25,000   IL Health Facilities Authority (Sarah Bush Lincoln Health
                  Center)                                                           5.500     02/15/2016          25,214
--------------------------------------------------------------------------------------------------------------------------

                      18 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON    MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
---------------------------------------------------------------------------------------------------------------------------
 $       85,000   IL Health Facilities Authority (Sarah Bush Lincoln Health
                  Center)                                                            5.750%    02/15/2022    $     85,564
---------------------------------------------------------------------------------------------------------------------------
        250,000   IL Health Facilities Authority (Sherman Health System)             5.500     08/01/2012         253,043
---------------------------------------------------------------------------------------------------------------------------
     10,500,000   IL Health Facilities Authority (Sinai Health System) 1             5.100     08/15/2033      10,518,480
---------------------------------------------------------------------------------------------------------------------------
        100,000   IL Metropolitan Pier & Exposition Authority                        5.250     06/15/2012         100,188
---------------------------------------------------------------------------------------------------------------------------
        810,000   IL Metropolitan Pier & Exposition Authority                        6.500     06/15/2027         811,806
---------------------------------------------------------------------------------------------------------------------------
         95,000   Lake County, IL HFC, Series A                                      6.700     11/01/2014          95,174
---------------------------------------------------------------------------------------------------------------------------
      2,130,000   Lakemoor Village, IL Special Tax                                   5.000     03/01/2027       2,074,088
---------------------------------------------------------------------------------------------------------------------------
      2,725,000   Lincolnshire, IL Special Service Area No. 1 Special Tax
                  (Sedgebrook) 2                                                     6.250     03/01/2034       2,635,021
---------------------------------------------------------------------------------------------------------------------------
      1,455,000   Manhattan, IL Special Service Area Special Tax (Groebe
                  Farm-Stonegate)                                                    6.125     03/01/2040       1,256,436
---------------------------------------------------------------------------------------------------------------------------
        180,000   Markham, IL GO                                                     5.750     02/01/2028         176,753
---------------------------------------------------------------------------------------------------------------------------
     10,000,000   Metropolitan Pier & Exposition Authority IL (McCormick Place
                  Expansion) 1                                                       5.000     12/15/2028      10,203,150
---------------------------------------------------------------------------------------------------------------------------
      1,250,000   Plano, IL Special Service Area No. 5 2                             6.000     03/01/2036       1,122,100
---------------------------------------------------------------------------------------------------------------------------
        495,000   Schaumburg, IL Multifamily Hsg. (Plum Grove)                       6.050     02/01/2031         513,434
---------------------------------------------------------------------------------------------------------------------------
        500,000   Southwestern IL Devel. Authority (Eden Retirement Center)          5.850     12/01/2036         451,080
---------------------------------------------------------------------------------------------------------------------------
      6,015,000   Southwestern IL Devel. Authority (Local Government Programming) 2  7.000     10/01/2022       5,842,189
---------------------------------------------------------------------------------------------------------------------------
      1,150,000   Southwestern IL Devel. Authority (Village of Sauget)               5.625     11/01/2026       1,033,471
---------------------------------------------------------------------------------------------------------------------------
         30,000   Springfield, IL Water                                              5.400     03/01/2015          30,217
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Vernon Hills, IL Tax Increment (Town Center)                       6.250     12/30/2026         964,190
---------------------------------------------------------------------------------------------------------------------------
      1,000,000   Volo Village, IL Special Service Area (Lancaster Falls) 2          5.750     03/01/2036         866,710
---------------------------------------------------------------------------------------------------------------------------
      3,998,000   Volo Village, IL Special Service Area (Remington Pointe) 2         6.450     03/01/2034       3,821,288
---------------------------------------------------------------------------------------------------------------------------
      1,820,000   Yorkville, IL United City Special Services Area Special Tax
                  (Bristol Bay) 2                                                    5.875     03/01/2036       1,605,586
---------------------------------------------------------------------------------------------------------------------------
      1,734,000   Yorkville, IL United City Special Services Area Special Tax
                  (Raintree Village II) 2                                            6.250     03/01/2035       1,632,075
                                                                                                             --------------
                                                                                                              121,692,786
INDIANA--1.1%
      4,080,000   Dekalb City, IN Hospital Authority (Dekalb Memorial Hospital) 2    5.000     08/01/2016       3,800,724
---------------------------------------------------------------------------------------------------------------------------
      1,600,000   Hamilton County, IN Redevel. District (Thomas Electrics)           5.100     02/01/2031       1,300,640
---------------------------------------------------------------------------------------------------------------------------
         55,000   IN Devel. Finance Authority (USX Corp.)                            5.600     12/01/2032          54,598
---------------------------------------------------------------------------------------------------------------------------
        330,000   IN Devel. Finance Authority (USX Corp.)                            6.150     07/15/2022         331,016
---------------------------------------------------------------------------------------------------------------------------
         30,000   IN Health Facility Financing Authority (Ancilla System)            5.250     07/01/2022          30,339
---------------------------------------------------------------------------------------------------------------------------
         45,000   IN Health Facility Financing Authority (Community Hospital of
                  Anderson)                                                          6.000     01/01/2023          45,033
---------------------------------------------------------------------------------------------------------------------------
         15,000   IN Health Facility Financing Authority (Deaconess Hospital)        5.500     03/01/2029          15,126
---------------------------------------------------------------------------------------------------------------------------
         20,000   IN Health Facility Financing Authority (Hancock Memorial
                  Hospital & Health Services)                                        6.125     08/15/2017          20,070
---------------------------------------------------------------------------------------------------------------------------
         70,000   IN Health Facility Financing Authority (Kings Daughters
                  Hospital Assoc.)                                                   5.625     08/15/2027          70,344
---------------------------------------------------------------------------------------------------------------------------

                      19 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
INDIANA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $       50,000   IN Municipal Power Agency, Series A                               5.300%    01/01/2023    $     50,023
--------------------------------------------------------------------------------------------------------------------------
         10,000   Indianapolis, IN Gas Utility (Distribution System)                5.000     08/15/2024          10,012
--------------------------------------------------------------------------------------------------------------------------
         70,000   Marion County, IN Convention & Recreational Facilities Authority  5.000     06/01/2027          70,107
--------------------------------------------------------------------------------------------------------------------------
         55,000   Marion County, IN Convention & Recreational Facilities Authority  5.000     06/01/2027          55,160
--------------------------------------------------------------------------------------------------------------------------
      4,750,000   North Manchester, IN (Estelle Peabody Memorial Home)              7.125     07/01/2022       4,790,850
--------------------------------------------------------------------------------------------------------------------------
         65,000   Petersburg, IN Pollution Control (Indianapolis Power & Light
                  Company)                                                          5.400     08/01/2017          64,189
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Portage, IN Economic Devel. (Ameriplex)                           5.000     01/15/2027         893,040
--------------------------------------------------------------------------------------------------------------------------
      2,250,000   Shelbyville, IN Redevel. District Tax Increment (Central
                  Shelbyville Economic)                                             6.500     07/01/2022       2,168,190
--------------------------------------------------------------------------------------------------------------------------
        240,000   St. Joseph County, IN Economic Devel. (Holy Cross Village Notre
                  Dame)                                                             6.000     05/15/2038         215,402
--------------------------------------------------------------------------------------------------------------------------
        100,000   St. Joseph County, IN Economic Devel. (Madison Center)            5.500     02/15/2021         100,137
--------------------------------------------------------------------------------------------------------------------------
     13,000,000   St. Joseph County, IN Hospital Authority 1                        2.924 5   08/15/2046       9,685,665
                                                                                                            --------------
                                                                                                              23,770,665
IOWA--2.4%
        400,000   Bremer County, IA Retirement Facilities (Bartels Lutheran)        5.125     11/15/2020         351,744
--------------------------------------------------------------------------------------------------------------------------
        700,000   Bremer County, IA Retirement Facilities (Bartels Lutheran)        5.375     11/15/2027         596,484
--------------------------------------------------------------------------------------------------------------------------
        200,000   Coralville, IA Urban Renewal                                      5.000     06/01/2047         171,312
--------------------------------------------------------------------------------------------------------------------------
        250,000   Coralville, IA Urban Renewal                                      5.750     06/01/2028         236,203
--------------------------------------------------------------------------------------------------------------------------
      1,050,000   Coralville, IA Urban Renewal                                      6.000     06/01/2036         997,448
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Dickinson County, IA Hsg. (Spirit Lake) 2                         5.875     12/01/2036         860,390
--------------------------------------------------------------------------------------------------------------------------
        450,000   Dubuque County, IA Private College Facility (Clarke College of
                  Dubuque Iowa)                                                     5.250     09/01/2013         450,014
--------------------------------------------------------------------------------------------------------------------------
         25,000   Hills, IA (Mercy Hospital)                                        5.000     08/15/2028          25,197
--------------------------------------------------------------------------------------------------------------------------
        750,000   IA Finance Authority (Amity Fellowserve)                          6.500     10/01/2036         710,565
--------------------------------------------------------------------------------------------------------------------------
        400,000   IA Finance Authority (Boys & Girls Home and Family Services)      5.900     12/01/2028         367,640
--------------------------------------------------------------------------------------------------------------------------
        325,000   IA Finance Authority (Mercy Health Services)                      5.250     08/15/2027         328,647
--------------------------------------------------------------------------------------------------------------------------
         50,000   IA Finance Authority Health Care Facilities (Genesis Medical
                  Center)                                                           5.200     07/01/2017          50,088
--------------------------------------------------------------------------------------------------------------------------
        500,000   IA Finance Authority Retirement Community (Friendship Haven)      5.750     11/15/2019         469,670
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   IA Finance Authority Retirement Community (Friendship Haven) 2    6.000     11/15/2024         950,230
--------------------------------------------------------------------------------------------------------------------------
        900,000   IA Finance Authority Retirement Community (Friendship Haven)      6.125     11/15/2032         838,053
--------------------------------------------------------------------------------------------------------------------------
        350,000   IA Finance Authority Senior Hsg. (Bethany Manor)                  5.450     11/01/2026         308,102
--------------------------------------------------------------------------------------------------------------------------
        500,000   IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)             5.375     06/01/2025         451,270
--------------------------------------------------------------------------------------------------------------------------
     46,257,219   IA Tobacco Settlement Authority (TASC) 1                          5.625     06/01/2046      40,167,891
--------------------------------------------------------------------------------------------------------------------------
        405,000   Iowa City, IA Sewer                                               5.500     07/01/2022         405,579
--------------------------------------------------------------------------------------------------------------------------
         30,000   Iowa City, IA Sewer                                               5.750     07/01/2021          30,059
                                                                                                            --------------
                                                                                                              48,766,586

                      20 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
KANSAS--0.3%
 $    1,640,000   Hays, KS Sales Tax                                                6.000%    01/01/2025    $  1,621,976
--------------------------------------------------------------------------------------------------------------------------
      1,850,000   KS Independent College Finance Authority (Newman University)      4.875     10/01/2023       1,656,176
--------------------------------------------------------------------------------------------------------------------------
        550,000   KS Independent College Finance Authority (Newman University)      5.000     10/01/2028         475,547
--------------------------------------------------------------------------------------------------------------------------
         95,000   La Cygne, KS Pollution Control (Kansas Gas & Electric Company)    5.100     03/01/2023          95,096
--------------------------------------------------------------------------------------------------------------------------
        300,000   Labette County, KS Hospital Revenue                               5.750     09/01/2029         284,454
--------------------------------------------------------------------------------------------------------------------------
        275,000   Labette County, KS Hospital Revenue                               5.750     09/01/2037         258,343
--------------------------------------------------------------------------------------------------------------------------
        735,000   Overland Park, KS Transportation Devel. District (Grass Creek)    4.850     09/01/2016         713,325
--------------------------------------------------------------------------------------------------------------------------
      2,485,000   Pittsburgh, KS Special Obligation (North Broadway Redevel.)       4.900     04/01/2024       2,153,923
                                                                                                            --------------
                                                                                                               7,258,840
KENTUCKY--0.0%
         30,000   Jefferson County, KY Health Facilities (Alliant Health System)    5.125     10/01/2027          30,209
--------------------------------------------------------------------------------------------------------------------------
         75,000   Jefferson County, KY Health Facilities (University Medical
                  Center)                                                           5.250     07/01/2022          75,834
--------------------------------------------------------------------------------------------------------------------------
        970,000   Kenton County, KY Airport (Delta Airlines) 6,7,10                 8.000     12/01/2015          16,490
--------------------------------------------------------------------------------------------------------------------------
          5,000   KY EDFA (Pikeville Medical Center)                                5.700     02/01/2028           5,057
--------------------------------------------------------------------------------------------------------------------------
        215,000   KY EDFA (St. Claire Medical Center)                               5.625     09/01/2021         215,346
--------------------------------------------------------------------------------------------------------------------------
         80,000   KY Hsg. Corp.                                                     5.200     07/01/2022          81,215
--------------------------------------------------------------------------------------------------------------------------
         15,000   Springfield, KY Educational Devel. (St. Catherine College)        5.750     10/01/2035          15,273
                                                                                                            --------------
                                                                                                                 439,424
LOUISIANA--1.9%
        10,000   Calcasieu Parish, LA Industrial Devel. Board Pollution Control
                  (Entergy Gulf States)                                             5.450     07/01/2010          10,018
--------------------------------------------------------------------------------------------------------------------------
         60,000   Epps, LA COP                                                      8.000     06/01/2018          59,577
--------------------------------------------------------------------------------------------------------------------------
     23,355,000   Jefferson Parish, LA Finance Authority (Single Family Mtg.) 1     5.250     12/01/2032      23,999,937
--------------------------------------------------------------------------------------------------------------------------
      2,000,000   LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)    5.250     09/01/2018       1,039,340
--------------------------------------------------------------------------------------------------------------------------
         35,000   LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)    5.250     09/01/2035          17,794
--------------------------------------------------------------------------------------------------------------------------
      3,085,000   LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)    5.500     09/01/2022       1,589,670
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   LA Local Government EF&CD Authority (Bellemont Apartments) 2      6.000     09/01/2022         988,090
--------------------------------------------------------------------------------------------------------------------------
      1,750,000   LA Local Government EF&CD Authority (Bellemont Apartments) 2      6.000     09/01/2027       1,675,590
--------------------------------------------------------------------------------------------------------------------------
      3,925,000   LA Local Government EF&CD Authority (Bellemont Apartments) 2      6.000     09/01/2035       3,658,650
--------------------------------------------------------------------------------------------------------------------------
        765,000   LA Local Government EF&CD Authority (Bellemont Apartments) 2      7.500     09/01/2016         772,604
--------------------------------------------------------------------------------------------------------------------------
      1,355,000   LA Local Government EF&CD Authority (Capital Projects and
                  Equipment)                                                        6.550     09/01/2025       1,317,290
--------------------------------------------------------------------------------------------------------------------------
         25,000   LA Public Facilities Authority (Dillard University)               5.300     08/01/2026          25,696
--------------------------------------------------------------------------------------------------------------------------
         45,000   LA Public Facilities Authority (Touro Infirmary)                  5.500     08/15/2019          44,291
--------------------------------------------------------------------------------------------------------------------------

                      21 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $    2,500,000   Lakeshore Villages, LA Master Community Devel. District           5.250%    07/01/2017    $  2,225,375
--------------------------------------------------------------------------------------------------------------------------
        500,000   Louisiana State University & Agricultural & Mechanical College
                  (State University Alexandria Auxiliary)                           5.500     01/01/2034         517,780
--------------------------------------------------------------------------------------------------------------------------
         75,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)       5.000     07/15/2027          71,091
--------------------------------------------------------------------------------------------------------------------------
        135,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)       5.500     07/15/2018         135,078
--------------------------------------------------------------------------------------------------------------------------
        290,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)       5.600     07/15/2025         290,490
--------------------------------------------------------------------------------------------------------------------------
         40,000   Orleans Parish, LA Parishwide School District                     5.125     09/01/2018          40,032
--------------------------------------------------------------------------------------------------------------------------
         20,000   Orleans Parish, LA Parishwide School District                     5.375     09/01/2021          20,014
--------------------------------------------------------------------------------------------------------------------------
         25,000   Orleans Parish, LA School Board                                   5.300     09/01/2013          25,026
--------------------------------------------------------------------------------------------------------------------------
        170,000   Orleans Parish, LA School Board                                   5.375     09/01/2018         170,094
--------------------------------------------------------------------------------------------------------------------------
        300,000   Pointe Coupee Parish, LA Pollution Control (Gulf State
                  Utilities Company)                                                6.700     03/01/2013         300,069
--------------------------------------------------------------------------------------------------------------------------
        500,000   St. Tammany Parish, LA Hospital Service District (St. Tammany
                  Parish Hospital)                                                  5.000     07/01/2022         469,485
--------------------------------------------------------------------------------------------------------------------------
         25,000   Terrebonne Parish, LA Hospital Service District No. 1
                  (Terrebonne General Medical Center)                               5.375     04/01/2028          25,365
--------------------------------------------------------------------------------------------------------------------------
         25,000   West Feliciana Parish, LA Pollution Control (Entergy Gulf
                  States) 6                                                         7.000     11/01/2015          25,124
                                                                                                            --------------
                                                                                                              39,513,570
MARYLAND--0.7%
         25,000   Anne Arundel County, MD Multifamily Hsg. (Avalon Landing
                  Apartments)                                                       6.150     07/01/2026          25,048
--------------------------------------------------------------------------------------------------------------------------
         10,000   Baltimore, MD Wastewater                                          5.125     07/01/2042          10,018
--------------------------------------------------------------------------------------------------------------------------
        250,000   Frederick, MD (Carrollton Apartments)                             5.850     03/01/2028         259,293
--------------------------------------------------------------------------------------------------------------------------
         25,000   MD EDC Student Hsg. (Allegheny College Hsg.)                      5.750     09/01/2020          23,738
--------------------------------------------------------------------------------------------------------------------------
         40,000   MD EDC Student Hsg. (Allegheny College Hsg.)                      6.000     09/01/2032          35,758
--------------------------------------------------------------------------------------------------------------------------
      4,900,000   MD EDC Student Hsg. (Bowie State University)                      5.375     06/01/2033       4,092,872
--------------------------------------------------------------------------------------------------------------------------
        620,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)                  5.750     06/01/2029         609,925
--------------------------------------------------------------------------------------------------------------------------
        520,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)                  6.000     06/01/2030         522,756
--------------------------------------------------------------------------------------------------------------------------
         50,000   MD EDC Student Hsg. (Morgan State University)                     6.000     07/01/2034          46,721
--------------------------------------------------------------------------------------------------------------------------
        500,000   MD EDC Student Hsg. (Towson University)                           5.000     07/01/2039         428,270
--------------------------------------------------------------------------------------------------------------------------
      2,000,000   MD EDC Student Hsg. (University of Maryland)                      5.625     10/01/2023       1,796,020
--------------------------------------------------------------------------------------------------------------------------
         65,000   MD EDC Student Hsg. (University Village at Sheppard Pratt)        6.000     07/01/2033          60,124
--------------------------------------------------------------------------------------------------------------------------
        625,000   MD H&HEFA (Edenwald)                                              5.200     01/01/2024         586,506
--------------------------------------------------------------------------------------------------------------------------
        200,000   MD H&HEFA (Edenwald)                                              5.400     01/01/2031         183,574
--------------------------------------------------------------------------------------------------------------------------
        200,000   MD H&HEFA (Edenwald)                                              5.400     01/01/2037         180,110
--------------------------------------------------------------------------------------------------------------------------
         65,000   MD H&HEFA (Johns Hopkins Hospital)                                5.375     07/01/2020          65,205
--------------------------------------------------------------------------------------------------------------------------
         20,000   MD H&HEFA (Medstar Health)                                        5.500     08/15/2033          19,944
--------------------------------------------------------------------------------------------------------------------------
        220,000   MD H&HEFA (Montgomery General Hospital)                           5.000     07/01/2023         220,460
--------------------------------------------------------------------------------------------------------------------------
         50,000   MD H&HEFA (S&EPF/SPHS/SPI/SPPP Obligated Group)                   5.250     07/01/2035          49,144
--------------------------------------------------------------------------------------------------------------------------
      3,000,000   MD H&HEFA (Washington County Health System)                       5.750     01/01/2038       2,876,340
--------------------------------------------------------------------------------------------------------------------------
      1,025,000   MD H&HEFA (Washington County Health System)                       6.000     01/01/2043       1,018,532
--------------------------------------------------------------------------------------------------------------------------
        100,000   MD Industrial Devel. Financing Authority (Our Lady of Good
                  Counsel)                                                          5.500     05/01/2020          99,609
--------------------------------------------------------------------------------------------------------------------------

                      22 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
MARYLAND CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $      150,000   MD Industrial Devel. Financing Authority (Our Lady of Good
                  Counsel)                                                          6.000%    05/01/2035    $    147,345
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Prince Georges County, MD Special District (Victoria Falls) 2     5.250     07/01/2035         845,330
--------------------------------------------------------------------------------------------------------------------------
        750,000   Salisbury, MD Special Obligation (Villages at Aydelotte Farm)     5.250     01/01/2037         598,965
                                                                                                            --------------
                                                                                                              14,801,607
MASSACHUSETTS--1.2%
         65,000   Boston, MA Industrial Devel. Financing Authority (Boston
                  Alzheimer's Center)                                               5.900     02/01/2022          65,758
--------------------------------------------------------------------------------------------------------------------------
        100,000   MA Devel. Finance Agency (Boston Biomedical Research)             5.750     02/01/2029          96,071
--------------------------------------------------------------------------------------------------------------------------
        260,000   MA Devel. Finance Agency (Evergreen Center)                       5.500     01/01/2035         226,647
--------------------------------------------------------------------------------------------------------------------------
        610,000   MA Devel. Finance Agency (Loomis House/Loomis Communities
                  Obligated Group)                                                  5.750     07/01/2023         612,044
--------------------------------------------------------------------------------------------------------------------------
         50,000   MA Devel. Finance Agency (Northern Berkshire Community Services)  6.250     08/15/2029          49,444
--------------------------------------------------------------------------------------------------------------------------
        350,000   MA Devel. Finance Agency (Orchard Cove)                           5.250     10/01/2037         298,785
--------------------------------------------------------------------------------------------------------------------------
      3,325,000   MA Devel. Finance Agency (Pacific Rim Charter Public School)      5.125     06/01/2031       2,742,560
--------------------------------------------------------------------------------------------------------------------------
      3,000,000   MA H&EFA (Anna Jaques Hospital)                                   6.875     10/01/2012       3,001,740
--------------------------------------------------------------------------------------------------------------------------
         25,000   MA H&EFA (Beverly Hospital Corp.)                                 5.250     07/01/2023          25,029
--------------------------------------------------------------------------------------------------------------------------
     14,040,000   MA H&EFA (Emerson Hospital) 2                                     5.000     08/15/2025      13,831,366
--------------------------------------------------------------------------------------------------------------------------
      1,400,000   MA H&EFA (Nichols College)                                        6.125     10/01/2029       1,410,612
--------------------------------------------------------------------------------------------------------------------------
        200,000   MA H&EFA (Schepens Eye Research Institute)                        6.500     07/01/2028         193,548
--------------------------------------------------------------------------------------------------------------------------
         60,000   MA H&EFA (VC/TC/FRS/VCS Obligated Group)                          5.300     11/15/2028          52,730
--------------------------------------------------------------------------------------------------------------------------
        270,000   MA Industrial Finance Agency (Avon Associates)                    5.375     04/01/2020         271,547
--------------------------------------------------------------------------------------------------------------------------
        750,000   MA Industrial Finance Agency (Concord Academy)                    5.500     09/01/2027         754,673
--------------------------------------------------------------------------------------------------------------------------
        690,000   MA Industrial Finance Agency (St. John's High School)             5.350     06/01/2028         671,750
--------------------------------------------------------------------------------------------------------------------------
         20,000   MA Turnpike Authority, Series A                                   5.000     01/01/2039          20,018
--------------------------------------------------------------------------------------------------------------------------
        440,000   MA Turnpike Authority, Series A                                   5.125     01/01/2017         445,170
--------------------------------------------------------------------------------------------------------------------------
        100,000   MA Turnpike Authority, Series B                                   5.125     01/01/2023         100,823
--------------------------------------------------------------------------------------------------------------------------
        240,000   Quincy, MA (Quincy Hospital)                                      5.250     01/15/2016         240,478
                                                                                                            --------------
                                                                                                              25,110,793
MICHIGAN--1.8%
         30,000   Clare County, MI Sewer Disposal System                            5.850     11/01/2021          31,150
--------------------------------------------------------------------------------------------------------------------------
         10,000   Detroit, MI Local Devel. Finance Authority                        5.500     05/01/2021           8,909
--------------------------------------------------------------------------------------------------------------------------
         25,000   Detroit, MI Wayne County Stadium Authority                        5.250     02/01/2027          25,226
--------------------------------------------------------------------------------------------------------------------------
         45,000   Detroit, MI Wayne County Stadium Authority                        5.500     02/01/2017          45,544
--------------------------------------------------------------------------------------------------------------------------
      1,190,000   Dickinson County, MI Healthcare System 2                          5.500     11/01/2013       1,213,883
--------------------------------------------------------------------------------------------------------------------------
        200,000   Flint, MI Hospital Building Authority (Hurley Medical Center)     5.375     07/01/2018         187,128
--------------------------------------------------------------------------------------------------------------------------
        130,000   Flint, MI Hospital Building Authority (Hurley Medical Center)     5.375     07/01/2028         111,211
--------------------------------------------------------------------------------------------------------------------------
         50,000   Howell, MI Public Schools                                         5.000     05/01/2025          51,020
--------------------------------------------------------------------------------------------------------------------------
          5,000   Kalamazoo, MI Hospital Finance Authority (Bronson Methodist
                  Hospital)                                                         5.250     05/15/2018           5,056
--------------------------------------------------------------------------------------------------------------------------
        415,000   MI Hospital Finance Authority (Chelsea Community Hospital)        5.000     05/15/2025         378,094
--------------------------------------------------------------------------------------------------------------------------

                      23 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                      COUPON    MATURITY             VALUE
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
---------------------------------------------------------------------------------------------------------------------------
 $   19,000,000   MI Hospital Finance Authority (Detroit Medical Center Obligated
                  Group)                                                             5.500%    08/15/2024    $ 18,480,540
---------------------------------------------------------------------------------------------------------------------------
      2,175,000   MI Hospital Finance Authority (Detroit Medical Group) 2            5.250     08/15/2027       2,020,314
---------------------------------------------------------------------------------------------------------------------------
         20,000   MI Hospital Finance Authority (MidMichigan Obligated Group)        5.375     06/01/2027          20,426
---------------------------------------------------------------------------------------------------------------------------
         10,000   MI Hospital Finance Authority (OHC/OUH Obligated Group)            5.000     08/15/2018          10,138
---------------------------------------------------------------------------------------------------------------------------
         75,000   MI Hospital Finance Authority (OHC/OUH Obligated Group)            5.000     08/15/2031          75,236
---------------------------------------------------------------------------------------------------------------------------
         25,000   MI Hospital Finance Authority (Pontiac Osteopathic Hospital)       6.000     02/01/2014          25,024
---------------------------------------------------------------------------------------------------------------------------
        265,000   MI Hospital Finance Authority (Port Huron Hospital/Marwood
                  Manor Nursing Home)                                                5.500     07/01/2015         265,586
---------------------------------------------------------------------------------------------------------------------------
         10,000   MI Hospital Finance Authority (Sisters of Mercy Health System)     5.250     08/15/2021          10,013
---------------------------------------------------------------------------------------------------------------------------
         15,000   MI Hsg. Devel. Authority (Walled Lake Villa)                       6.000     04/15/2018          15,303
---------------------------------------------------------------------------------------------------------------------------
      2,325,000   MI Job Devel. Authority Pollution Control (General Motors
                  Corp.) 2                                                           5.550     04/01/2009       2,293,403
---------------------------------------------------------------------------------------------------------------------------
        340,000   MI John Tolfree Health System Corp.                                6.000     09/15/2023         340,119
---------------------------------------------------------------------------------------------------------------------------
        385,000   MI Municipal Bond Authority                                        5.500     11/01/2027         385,262
---------------------------------------------------------------------------------------------------------------------------
        150,000   MI Public Educational Facilities Authority (Black River School)    5.800     09/01/2030         135,500
---------------------------------------------------------------------------------------------------------------------------
      1,155,000   MI Public Educational Facilities Authority (Old Redford Academy)   6.000     12/01/2035       1,079,197
---------------------------------------------------------------------------------------------------------------------------
      7,201,527   MI Strategic Fund Limited Obligation (Wolverine Human Services) 2  5.850     08/31/2027       6,614,891
---------------------------------------------------------------------------------------------------------------------------
         50,000   MI Trunk Line Dept. of Treasury                                    5.000     11/01/2026          50,624
---------------------------------------------------------------------------------------------------------------------------
        250,000   Monroe County, MI Hospital Finance Authority (Mercy Memorial
                  Hospital Corp.)                                                    5.500     06/01/2035         215,355
---------------------------------------------------------------------------------------------------------------------------
        120,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A             6.600     06/01/2022         125,446
---------------------------------------------------------------------------------------------------------------------------
         80,000   Northern MI University                                             5.000     12/01/2025          80,785
---------------------------------------------------------------------------------------------------------------------------
         15,000   Oakland County, MI Sewer Disposal (White Lake Township)            6.000     05/01/2013          15,287
---------------------------------------------------------------------------------------------------------------------------
        450,000   Plymouth, MI Educational Center Charter School (Public School
                  Academy)                                                           5.375     11/01/2030         397,094
---------------------------------------------------------------------------------------------------------------------------
      1,325,000   Plymouth, MI Educational Center Charter School (Public School
                  Academy)                                                           5.625     11/01/2035       1,188,207
---------------------------------------------------------------------------------------------------------------------------
        405,000   Pontiac, MI Tax Increment Finance Authority                        6.250     06/01/2022         337,482
---------------------------------------------------------------------------------------------------------------------------
         40,000   Royal Oak, MI Hospital Finance Authority (William Beaumont
                  Hospital)                                                          5.250     11/15/2031          40,488
---------------------------------------------------------------------------------------------------------------------------
         10,000   Royal Oak, MI Hospital Finance Authority (William Beaumont
                  Hospital)                                                          5.250     11/15/2035          10,106
---------------------------------------------------------------------------------------------------------------------------
        100,000   Wayne County, MI Building Authority                                5.250     06/01/2016         100,207
                                                                                                             --------------
                                                                                                               36,389,254
MINNESOTA--0.8%
      1,000,000   Chippewa County, MN Gross Revenue (Montevideo Hospital)            5.500     03/01/2037         874,470
---------------------------------------------------------------------------------------------------------------------------
        885,000   Columbia Heights, MN EDA Tax Increment (Huset Park Area
                  Redevel.)                                                          5.375     02/15/2032         781,207
---------------------------------------------------------------------------------------------------------------------------
        600,000   Cottage Grove, MN Senior Hsg.                                      6.000     12/01/2046         552,594
---------------------------------------------------------------------------------------------------------------------------

                      24 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $      100,000   Golden Valley, MN (CRC/CAH/BCH/ECH Obligated Group)               5.500%    12/01/2029    $     98,382
--------------------------------------------------------------------------------------------------------------------------
        600,000   Minneapolis, MN Tax Increment (Grant Park)                        5.200     02/01/2022         564,684
--------------------------------------------------------------------------------------------------------------------------
        750,000   Minneapolis, MN Tax Increment (St. Anthony Falls)                 5.750     02/01/2027         709,230
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Mound, MN Hsg. & Redevel. Authority (Metroplaines)                5.000     02/15/2027         972,150
--------------------------------------------------------------------------------------------------------------------------
        250,000   Pine City, MN Health Care & Hsg. (North Branch)                   6.000     10/20/2036         234,028
--------------------------------------------------------------------------------------------------------------------------
        400,000   Pine City, MN Health Care & Hsg. (North Branch)                   6.125     10/20/2047         372,892
--------------------------------------------------------------------------------------------------------------------------
        500,000   Redwood Falls, MN (Redwood Area Hospital)                         5.125     12/01/2036         415,395
--------------------------------------------------------------------------------------------------------------------------
      1,615,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)   5.000     02/01/2031       1,360,266
--------------------------------------------------------------------------------------------------------------------------
        250,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)   5.375     08/01/2021         239,910
--------------------------------------------------------------------------------------------------------------------------
        300,000   St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)     6.250     03/01/2029         299,448
--------------------------------------------------------------------------------------------------------------------------
      6,976,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)            7.000     03/01/2029       7,220,648
--------------------------------------------------------------------------------------------------------------------------
        520,000   St. Paul, MN Port Authority (Great Northern)                      6.000     03/01/2030         483,839
--------------------------------------------------------------------------------------------------------------------------
        500,000   St. Paul, MN Port Authority (Healtheast Midway Campus)            6.000     05/01/2030         499,090
                                                                                                            --------------
                                                                                                              15,678,233
MISSISSIPPI--0.1%
         80,000   Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)    5.750     07/01/2031          80,291
--------------------------------------------------------------------------------------------------------------------------
         35,000   Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)    6.200     07/01/2018          35,101
--------------------------------------------------------------------------------------------------------------------------
         60,000   Lowndes County, MS Solid Waste Disposal & Pollution Control
                  (Weyerhaeuser Company)                                            6.800     04/01/2022          62,891
--------------------------------------------------------------------------------------------------------------------------
      5,145,000   MS Home Corp. (Valley State Student Hsg.)                         5.500     12/01/2035       1,765,661
                                                                                                            --------------
                                                                                                               1,943,944
MISSOURI--3.9%
         95,000   Bates County, MO Hospital (Bates County Memorial Hospital)        5.650     03/01/2021          92,749
--------------------------------------------------------------------------------------------------------------------------
         15,000   Bates County, MO Hospital (Bates County Memorial Hospital)        5.750     03/01/2031          13,972
--------------------------------------------------------------------------------------------------------------------------
        200,000   Belton, MO Tax Increment (Belton Town Center)                     5.625     03/01/2025         182,896
--------------------------------------------------------------------------------------------------------------------------
        310,000   Branson Hills, MO Infrastructure Facilities                       5.000     04/01/2013         309,253
--------------------------------------------------------------------------------------------------------------------------
        400,000   Branson Hills, MO Infrastructure Facilities                       5.000     04/01/2014         395,852
--------------------------------------------------------------------------------------------------------------------------
        250,000   Branson Hills, MO Infrastructure Facilities                       5.500     04/01/2027         222,618
--------------------------------------------------------------------------------------------------------------------------
        900,000   Branson, MO IDA (Branson Hills Redevel.) 2                        5.750     05/01/2026         828,531
--------------------------------------------------------------------------------------------------------------------------
        365,000   Branson, MO IDA (Branson Hills Redevel.)                          7.050     05/01/2027         377,476
--------------------------------------------------------------------------------------------------------------------------
      2,305,000   Branson, MO IDA (Branson Landing) 2                               5.250     06/01/2021       2,117,327
--------------------------------------------------------------------------------------------------------------------------
      8,000,000   Branson, MO IDA (Branson Shoppe Redevel.)                         5.950     11/01/2029       7,420,080
--------------------------------------------------------------------------------------------------------------------------
        675,000   Broadway-Fairview, MO Transportation Devel. District (Columbia)   5.875     12/01/2031         578,563
--------------------------------------------------------------------------------------------------------------------------
        400,000   Chillicothe, MO Tax Increment (South U.S. 65)                     5.500     04/01/2021         379,936
--------------------------------------------------------------------------------------------------------------------------
        400,000   Chillicothe, MO Tax Increment (South U.S. 65)                     5.625     04/01/2027         366,044
--------------------------------------------------------------------------------------------------------------------------
        250,000   Cottleville, MO COP 6                                             5.100     08/01/2023         243,773
--------------------------------------------------------------------------------------------------------------------------
        300,000   Cottleville, MO COP 6                                             5.125     08/01/2026         286,452
--------------------------------------------------------------------------------------------------------------------------
        990,000   Hawk Ridge, MO Transportation Devel. District 2                   4.650     02/01/2017         917,443
--------------------------------------------------------------------------------------------------------------------------

                      25 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $    3,840,000   Hawk Ridge, MO Transportation Devel. District 2                   5.000%    02/01/2030    $  3,141,120
--------------------------------------------------------------------------------------------------------------------------
     13,500,000   Hazelwood, MO Transportation Devel. District
                  (370/Missouri Bottom Road/Tausig Road)                            7.200     05/01/2033      14,018,535
--------------------------------------------------------------------------------------------------------------------------
         20,000   Kansas City, MO Airport                                           5.500     09/01/2014          20,327
--------------------------------------------------------------------------------------------------------------------------
      1,385,000   Kansas City, MO Tax Increment (Briarcliff West)                   5.150     06/01/2016       1,344,932
--------------------------------------------------------------------------------------------------------------------------
      1,250,000   Kansas City, MO Tax Increment (Briarcliff West)                   5.400     06/01/2024       1,121,450
--------------------------------------------------------------------------------------------------------------------------
      3,815,000   Kansas City, MO Tax Increment (Southtown)                         6.000     03/01/2017       3,889,278
--------------------------------------------------------------------------------------------------------------------------
        580,000   Lees Summit, MO IDA (Kensington Farms)                            5.500     03/01/2021         553,494
--------------------------------------------------------------------------------------------------------------------------
        250,000   Lees Summit, MO IDA (Kensington Farms)                            5.750     03/01/2029         230,475
--------------------------------------------------------------------------------------------------------------------------
      1,025,000   Liberty, MO Tax Increment (Liberty Triangle)                      5.875     10/01/2029         987,495
--------------------------------------------------------------------------------------------------------------------------
      2,100,000   Maplewood, MO Tax (Maplewood South Redevel.)                      5.750     11/01/2026       1,962,891
--------------------------------------------------------------------------------------------------------------------------
         15,000   MO Environmental Improvement & Energy Resources Authority         5.550     07/01/2010          15,077
--------------------------------------------------------------------------------------------------------------------------
        355,000   MO Grindstone Plaza Transportation Devel. District                5.500     10/01/2031         306,290
--------------------------------------------------------------------------------------------------------------------------
        255,000   MO H&EFA (FHS)                                                    5.500     02/15/2024         255,842
--------------------------------------------------------------------------------------------------------------------------
         15,000   MO H&EFA (FHS/FNH Obligated Group)                                5.375     02/15/2014          15,032
--------------------------------------------------------------------------------------------------------------------------
         10,000   MO H&EFA (Fontbonne College)                                      5.200     10/01/2020           9,691
--------------------------------------------------------------------------------------------------------------------------
        200,000   MO H&EFA (St. Lukes/Shawnee Mission Health System)                5.375     11/15/2026         201,626
--------------------------------------------------------------------------------------------------------------------------
         30,000   MO H&EFA (William Woods University)                               5.150     09/01/2024          30,045
--------------------------------------------------------------------------------------------------------------------------
        750,000   MO Hanley Road and North of Folk Ave. Transportation District 2   5.400     10/01/2031         642,203
--------------------------------------------------------------------------------------------------------------------------
     10,280,678   MO Hanley/Eager Road Transportation Devel. District, Series A     7.750 3   12/01/2023       3,149,794
--------------------------------------------------------------------------------------------------------------------------
         45,000   MO HDC (Single Family Mtg.)                                       5.550     03/01/2029          45,974
--------------------------------------------------------------------------------------------------------------------------
        249,000   Northwoods, MO Transportation Devel. District                     5.850     02/01/2031         189,586
--------------------------------------------------------------------------------------------------------------------------
      1,675,000   Osage Beach, MO Tax Increment (Prewitts Point) 2                  4.800     05/01/2016       1,584,031
--------------------------------------------------------------------------------------------------------------------------
      1,500,000   Osage Beach, MO Tax Increment (Prewitts Point) 2                  5.000     05/01/2023       1,315,830
--------------------------------------------------------------------------------------------------------------------------
        350,000   Ozark Centre, MO Transportation Devel. District                   5.375     09/01/2032         310,531
--------------------------------------------------------------------------------------------------------------------------
      1,500,000   Raymore, MO Tax Increment                                         5.375     03/01/2020       1,421,835
--------------------------------------------------------------------------------------------------------------------------
      2,750,000   Raymore, MO Tax Increment                                         5.625     03/01/2028       2,497,825
--------------------------------------------------------------------------------------------------------------------------
      2,500,000   Richmond Heights, MO Tax Increment & Transportation Sales Tax     5.625     11/01/2025       2,281,825
--------------------------------------------------------------------------------------------------------------------------
        100,000   Southeast Missouri State University                               5.000     04/01/2028         100,247
--------------------------------------------------------------------------------------------------------------------------
      9,000,000   St. Joseph, MO IDA (Living Community of St. Joseph)               7.000     08/15/2032       8,540,190
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   St. Joseph, MO IDA, Series B                                      5.375     11/01/2023         931,290
--------------------------------------------------------------------------------------------------------------------------
      1,005,000   St. Joseph, MO IDA, Series B                                      5.500     11/01/2027         913,877
--------------------------------------------------------------------------------------------------------------------------
        150,000   St. Louis County, MO IDA (Multifamily Hsg.)                       5.950     03/20/2031         150,996
--------------------------------------------------------------------------------------------------------------------------
         35,000   St. Louis County, MO IDA (Waterford)                              5.400     12/01/2028          35,405
--------------------------------------------------------------------------------------------------------------------------
      1,200,000   St. Louis, MO IDA (Southtown Redevel.)                            5.125     05/01/2026       1,133,268
--------------------------------------------------------------------------------------------------------------------------
        481,000   St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.) 2     6.000     08/04/2025         461,024
--------------------------------------------------------------------------------------------------------------------------
        854,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)            6.000     08/21/2026         813,401
--------------------------------------------------------------------------------------------------------------------------
      1,896,000   St. Louis, MO Tax Increment (1619 Washington)                     5.500     03/09/2027       1,698,077
--------------------------------------------------------------------------------------------------------------------------
        700,000   St. Louis, MO Tax Increment (Pet Building Redevel.)               5.500     05/29/2028         621,558
--------------------------------------------------------------------------------------------------------------------------
        545,000   St. Louis, MO Tax Increment (Printers Lofts)                      6.000     08/21/2026         519,091
--------------------------------------------------------------------------------------------------------------------------
        806,000   St. Louis, MO Tax Increment (Washington East Condominiums)        5.500     01/20/2028         715,801
--------------------------------------------------------------------------------------------------------------------------
        500,000   St. Louis, MO Tax Increment (Washington East Condominiums)        5.500     01/20/2028         444,045
--------------------------------------------------------------------------------------------------------------------------

                      26 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $      375,000   St. Louis, MO Tax Increment Financing, Series A                   5.500%    09/02/2028    $    332,400
--------------------------------------------------------------------------------------------------------------------------
      3,525,000   St. Louis, MO Tax Increment, Series A                             6.600     01/21/2028       3,557,536
--------------------------------------------------------------------------------------------------------------------------
        620,000   Stone Canyon, MO Improvement District (Infrastructure)            5.700     04/01/2022         581,721
--------------------------------------------------------------------------------------------------------------------------
        320,000   Stone Canyon, MO Improvement District (Infrastructure)            5.750     04/01/2027         289,392
--------------------------------------------------------------------------------------------------------------------------
         35,000   University of Missouri (System Facilities)                        5.000     11/01/2018          35,044
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   University Place, MO Transportation Devel. District 2             5.000     03/01/2026         840,550
--------------------------------------------------------------------------------------------------------------------------
      2,500,000   University Place, MO Transportation Devel. District 2             5.000     03/01/2032       2,001,075
                                                                                                            --------------
                                                                                                              80,991,987
MONTANA--0.1%
      1,450,000   Hardin, MT Tax Increment Industrial Infrastructure Devel.
                  (Rocky Mountain Power)                                            0.000 4   09/01/2031         913,268
--------------------------------------------------------------------------------------------------------------------------
         15,000   MT Board of Hsg., Series A                                        5.200     08/01/2029          14,337
--------------------------------------------------------------------------------------------------------------------------
        375,000   MT Facilities Finance Authority (St. John's Lutheran)             6.000     05/15/2025         356,764
                                                                                                            --------------
                                                                                                               1,284,369
NEBRASKA--1.2%
     32,600,000   Central Plains, NE Gas Energy 1                                   2.711 5   12/01/2026      22,291,880
--------------------------------------------------------------------------------------------------------------------------
         40,000   Douglas County, NE Hospital Authority (Immanuel Medical Center)   5.250     09/01/2021          40,720
--------------------------------------------------------------------------------------------------------------------------
        450,000   Douglas County, NE Hsg. Authority (Orchard Gardens)               5.150     10/01/2032         410,117
--------------------------------------------------------------------------------------------------------------------------
         25,000   Grand Island, NE Electric                                         5.000     08/15/2009          25,054
--------------------------------------------------------------------------------------------------------------------------
      3,065,000   NE Educational Facilities Authority (Midland Lutheran College)    5.600     09/15/2029       2,731,344
--------------------------------------------------------------------------------------------------------------------------
         40,000   Scotts Bluff County, NE Hospital Authority (Regional West
                  Medical Center)                                                   5.250     11/15/2028          40,018
--------------------------------------------------------------------------------------------------------------------------
         35,000   Scotts Bluff County, NE Hospital Authority (Regional West
                  Medical Center)                                                   6.375     12/15/2008          35,098
                                                                                                            --------------
                                                                                                              25,574,231
NEVADA--1.2%
         30,000   Clark County, NV GO                                               5.000     06/01/2015          30,074
--------------------------------------------------------------------------------------------------------------------------
        325,000   Clark County, NV Improvement District                             5.000     02/01/2026         263,026
--------------------------------------------------------------------------------------------------------------------------
        260,000   Clark County, NV Improvement District                             5.050     02/01/2031         202,069
--------------------------------------------------------------------------------------------------------------------------
         20,000   Director of the State of NV Dept. of Business & Industry (Las
                  Vegas Monorail)                                                   5.625     01/01/2032          17,945
--------------------------------------------------------------------------------------------------------------------------
      1,170,000   Las Vegas, NV Local Improvement Bonds                             6.250     06/01/2024         992,499
--------------------------------------------------------------------------------------------------------------------------
      6,200,000   Las Vegas, NV Paiute Tribe, Series A                              6.625     11/01/2017       6,486,130
--------------------------------------------------------------------------------------------------------------------------
      1,615,000   Las Vegas, NV Special Improvement District (Sumerlin Village)     5.875     06/01/2021       1,538,449
--------------------------------------------------------------------------------------------------------------------------
      9,270,000   Las Vegas, NV Special Improvement District (Sumerlin Village)     6.125     06/01/2031       8,361,911
--------------------------------------------------------------------------------------------------------------------------
         95,000   Mesquite, NV Special Improvement District (Canyon Creek)          5.200     08/01/2016          91,614
--------------------------------------------------------------------------------------------------------------------------
        140,000   Mesquite, NV Special Improvement District (Canyon Creek)          5.250     08/01/2017         133,713
--------------------------------------------------------------------------------------------------------------------------
        290,000   Mesquite, NV Special Improvement District (Canyon Creek)          5.300     08/01/2018         274,062
--------------------------------------------------------------------------------------------------------------------------
        650,000   Mesquite, NV Special Improvement District No. 07-01
                  (Anthem at Mesquite)                                              5.850     08/01/2018         636,467
--------------------------------------------------------------------------------------------------------------------------

                      27 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
NEVADA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $    1,055,000   Mesquite, NV Special Improvement District
                  No. 07-01 (Anthem at Mesquite)                                    6.000%    08/01/2023    $  1,002,841
--------------------------------------------------------------------------------------------------------------------------
        565,000   Mesquite, NV Special Improvement District
                  No. 07-01 (Anthem at Mesquite)                                    6.000     08/01/2027         514,828
--------------------------------------------------------------------------------------------------------------------------
        795,000   Mesquite, NV Special Improvement District
                  No. 07-01 (Anthem at Mesquite)                                    6.150     08/01/2037         708,472
--------------------------------------------------------------------------------------------------------------------------
      5,105,000   NV Director of the State Dept. of Business & Industry (Las
                  Vegas Monorail)                                                   6.850 3   01/01/2019       2,479,345
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   NV Director of the State Dept. of Business & Industry (Las
                  Ventanas Retirement) 2                                            7.000     11/15/2034         798,610
--------------------------------------------------------------------------------------------------------------------------
         25,000   NV GO                                                             5.000     05/15/2022          25,030
                                                                                                            --------------
                                                                                                              24,557,085
NEW HAMPSHIRE--1.2%
        305,000   Manchester, NH Hsg. & Redevel. Authority, Series B                5.650 3   01/01/2029          74,008
--------------------------------------------------------------------------------------------------------------------------
      3,220,000   Manchester, NH Hsg. & Redevel. Authority, Series B                5.700 3   01/01/2030         725,047
--------------------------------------------------------------------------------------------------------------------------
        495,000   Manchester, NH Hsg. & Redevel. Authority, Series B                6.000 3   01/01/2023         189,600
--------------------------------------------------------------------------------------------------------------------------
        125,000   NH Business Finance Authority (Proctor Academy)                   5.400     06/01/2017         126,158
--------------------------------------------------------------------------------------------------------------------------
        120,000   NH H&EFA (Catholic Medical Center)                                6.125     07/01/2032         122,610
--------------------------------------------------------------------------------------------------------------------------
      4,010,000   NH H&EFA (Franklin Pierce College) 2                              6.050     10/01/2034       3,611,005
--------------------------------------------------------------------------------------------------------------------------
      1,980,000   NH H&EFA (Portsmouth Christian Academy)                           5.750     07/01/2023       1,918,521
--------------------------------------------------------------------------------------------------------------------------
      6,115,000   NH H&EFA (Portsmouth Christian Academy) 2                         5.850     07/01/2033       5,649,954
--------------------------------------------------------------------------------------------------------------------------
      4,555,000   NH H&EFA (Southern New Hampshire University)                      5.000     01/01/2030       3,890,881
--------------------------------------------------------------------------------------------------------------------------
      8,410,000   NH H&EFA (Southern New Hampshire University)                      5.000     01/01/2036       6,971,470
--------------------------------------------------------------------------------------------------------------------------
         40,000   NH H&EFA (St. Joseph Hospital/Youville House/Cove)                5.500     07/01/2034          38,443
--------------------------------------------------------------------------------------------------------------------------
         25,000   NH HE&HFA (Dartmouth College)                                     5.450     06/01/2025          25,035
--------------------------------------------------------------------------------------------------------------------------
        985,000   NH HE&HFA (Franklin Pierce College)                               5.300     10/01/2028         821,707
--------------------------------------------------------------------------------------------------------------------------
        265,000   NH HE&HFA (Franklin Pierce Law Center)                            5.500     07/01/2028         241,659
--------------------------------------------------------------------------------------------------------------------------
         10,000   NH HE&HFA (St. Anselm College)                                    5.150     07/01/2029          10,075
                                                                                                            --------------
                                                                                                              24,416,173
NEW JERSEY--4.7%
     66,000,000   NJ Tobacco Settlement Financing Corp. 1                           5.000     06/01/2029      57,166,230
--------------------------------------------------------------------------------------------------------------------------
     13,320,000   NJ Tobacco Settlement Financing Corp. 2                           4.625     06/01/2026      11,380,342
--------------------------------------------------------------------------------------------------------------------------
     22,275,000   NJ Tobacco Settlement Financing Corp.                             4.750     06/01/2034      17,617,743
--------------------------------------------------------------------------------------------------------------------------
     13,740,000   NJ Tobacco Settlement Financing Corp.                             5.000     06/01/2029      11,900,901
                                                                                                            --------------
                                                                                                              98,065,216
NEW MEXICO--0.7%
         10,000   Albuquerque, NM Airport                                           5.000     07/01/2019          10,021
--------------------------------------------------------------------------------------------------------------------------
         35,000   Albuquerque, NM Gross Receipts                                    5.000     07/01/2021          35,312
--------------------------------------------------------------------------------------------------------------------------
      1,495,000   Cabezon, NM Public Improvement District                           6.300     09/01/2034       1,449,133
--------------------------------------------------------------------------------------------------------------------------
      7,085,000   Eldorado, NM Area Water and Sanitation District                   6.000     02/01/2023       6,741,590
--------------------------------------------------------------------------------------------------------------------------
         20,000   Farmington, NM Hospital (San Juan Medical Center/Interface,
                  Inc. Obligated Group)                                             5.000     06/01/2016          20,033
--------------------------------------------------------------------------------------------------------------------------
        150,000   Farmington, NM Pollution Control                                  5.800     04/01/2022         149,780
--------------------------------------------------------------------------------------------------------------------------
        210,000   Farmington, NM Pollution Control (Public Service Company of New
                  Mexico)                                                           5.800     04/01/2022         209,691
--------------------------------------------------------------------------------------------------------------------------
        250,000   Farmington, NM Pollution Control (Public Service Company of New
                  Mexico)                                                           5.800     04/01/2022         249,633
--------------------------------------------------------------------------------------------------------------------------

                      28 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
NEW MEXICO CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $    2,125,000   Farmington, NM Pollution Control (Public Service Company of New
                  Mexico) 2                                                         6.300%    12/01/2016    $  2,125,659
--------------------------------------------------------------------------------------------------------------------------
         30,000   Farmington, NM Pollution Control (Public Service Company of New
                  Mexico)                                                           6.375     04/01/2022          30,060
--------------------------------------------------------------------------------------------------------------------------
         25,000   Hobbs, NM Health Facilities (Evangelical Lutheran Good
                  Samaritan Society)                                                5.500     05/01/2026          25,003
--------------------------------------------------------------------------------------------------------------------------
        500,000   Mariposa East, NM Public Improvement District                     6.000     09/01/2032         441,640
--------------------------------------------------------------------------------------------------------------------------
        300,000   Montecito Estates, NM Public Improvement District                 7.000     10/01/2037         280,590
--------------------------------------------------------------------------------------------------------------------------
      3,365,000   NM Educational Assistance Foundation 2                            5.900     09/01/2031       3,427,757
--------------------------------------------------------------------------------------------------------------------------
         25,000   NM Finance Authority (Workers Compensation Administration
                  Building)                                                         5.600     09/01/2014          25,058
--------------------------------------------------------------------------------------------------------------------------
         15,000   NM Mtg. Finance Authority (Single Family Mtg.)                    5.150     09/01/2028          15,443
--------------------------------------------------------------------------------------------------------------------------
         25,000   Santa Fe County, NM (El Castillo Retirement Residences)           5.750 5   05/15/2028          25,037
--------------------------------------------------------------------------------------------------------------------------
          5,000   Santa Fe, NM Educational Facilities (St. John's College)          5.500     03/01/2024           5,000
--------------------------------------------------------------------------------------------------------------------------
        100,000   Santa Fe, NM Educational Facilities (St. John's College)          5.500     03/01/2024         100,114
                                                                                                            --------------
                                                                                                              15,366,554
NEW YORK--0.0%
         50,000   NYC GO RIBS 9                                                     6.781     08/27/2015          50,259
NORTH CAROLINA--0.0%
        165,000   NC Eastern Municipal Power Agency, Series B                       5.500     01/01/2017         165,102
--------------------------------------------------------------------------------------------------------------------------
         20,000   NC Eastern Municipal Power Agency, Series B                       6.250     01/01/2023          20,017
--------------------------------------------------------------------------------------------------------------------------
         20,000   NC Medical Care Commission (ARC/HDS Alamance Hsg. Corp.)          5.800     10/01/2034          19,537
--------------------------------------------------------------------------------------------------------------------------
        130,000   NC Medical Care Commission (Glenaire/The Presbyterian Homes
                  Obligated Group)                                                  5.600     10/01/2036         124,978
--------------------------------------------------------------------------------------------------------------------------
        200,000   NC Medical Care Commission (United Methodist)                     5.500     10/01/2032         192,838
--------------------------------------------------------------------------------------------------------------------------
        625,000   NC Medical Care Commission Retirement Facilities (Village at
                  Brookwood)                                                        5.250     01/01/2032         512,688
                                                                                                            --------------
                                                                                                               1,035,160
NORTH DAKOTA--0.0%
         10,000   Grand Forks, ND Sewer                                             5.850     12/01/2015          10,018
--------------------------------------------------------------------------------------------------------------------------
         35,000   Mercer County, ND Pollution Control (Northwestern Public
                  Service Company)                                                  5.850     06/01/2023          35,048
--------------------------------------------------------------------------------------------------------------------------
         25,000   Parshall, ND Water                                                5.500     09/01/2024          25,012
--------------------------------------------------------------------------------------------------------------------------
         20,000   Ward County, ND Health Care Facilities (Trinity Medical Center)   6.000     07/01/2010          20,435
--------------------------------------------------------------------------------------------------------------------------
         40,000   Williston, ND Water Utility                                       5.100     05/01/2013          40,047
                                                                                                            --------------
                                                                                                                 130,560
OHIO--5.1%
        650,000   Blue Ash, OH Tax Increment Financing (Duke Realty)                5.000     12/01/2035         577,200
--------------------------------------------------------------------------------------------------------------------------
      5,000,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)         0.000 4   06/01/2037       3,301,250
--------------------------------------------------------------------------------------------------------------------------
        395,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)         5.125     06/01/2024         372,062
--------------------------------------------------------------------------------------------------------------------------
      1,105,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)         6.500     06/01/2047       1,078,922
--------------------------------------------------------------------------------------------------------------------------

                      29 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $1,063,100,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)         7.251% 3  06/01/2047    $ 60,490,390
--------------------------------------------------------------------------------------------------------------------------
    743,000,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)         7.501 3   06/01/2052      25,789,530
--------------------------------------------------------------------------------------------------------------------------
      2,165,000   Centerville, OH Health Care (Bethany Lutheran Village)            6.000     11/01/2038       1,929,513
--------------------------------------------------------------------------------------------------------------------------
         35,000   Clermont County, OH Hospital Facilities (Mercy Health System)     5.625     09/01/2021          35,743
--------------------------------------------------------------------------------------------------------------------------
         40,000   Cleveland, OH Airport System                                      5.000     01/01/2031          40,216
--------------------------------------------------------------------------------------------------------------------------
        225,000   Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside
                  Apartments)                                                       7.000     06/01/2018         228,152
--------------------------------------------------------------------------------------------------------------------------
        305,000   Cleveland-Cuyahoga County, OH Port Authority (Myers University)   5.600     05/15/2025         298,604
--------------------------------------------------------------------------------------------------------------------------
        850,000   Cleveland-Cuyahoga County, OH Port Authority (Perrysburg) 2       4.800     11/15/2035         705,900
--------------------------------------------------------------------------------------------------------------------------
         15,000   Cuyahoga County, OH Hospital (Metro Health System)                5.500     02/15/2027          15,169
--------------------------------------------------------------------------------------------------------------------------
        695,000   Glenwillow Village, OH GO                                         5.875     12/01/2024         742,385
--------------------------------------------------------------------------------------------------------------------------
         25,000   Greene County, OH Economic Devel. (YMCA)                          6.000     12/01/2023          23,040
--------------------------------------------------------------------------------------------------------------------------
      1,500,000   Greene County, OH University Hsg. (Central State University)      5.625     09/01/2032       1,315,695
--------------------------------------------------------------------------------------------------------------------------
      1,880,000   Grove City, OH Tax Increment Financing                            5.125     12/01/2016       1,791,358
--------------------------------------------------------------------------------------------------------------------------
      2,500,000   Grove City, OH Tax Increment Financing                            5.375     12/01/2031       2,060,100
--------------------------------------------------------------------------------------------------------------------------
      1,180,000   Jeffrey Place, OH New Community Authority (Jeffrey Place
                  Redevel.)                                                         5.000     12/01/2022       1,064,702
--------------------------------------------------------------------------------------------------------------------------
         15,000   Lorain County, OH Hospital (Catholic Healthcare Partners)         5.500     09/01/2027          15,311
--------------------------------------------------------------------------------------------------------------------------
         75,000   Lucas County, OH Health Care Facilities (Sunset Retirement
                  Communities)                                                      6.625     08/15/2030          77,093
--------------------------------------------------------------------------------------------------------------------------
         10,000   Muskingum County, OH Hospital Facilities
                  (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group)      5.400     12/01/2016          10,099
--------------------------------------------------------------------------------------------------------------------------
        500,000   Port of Greater Cincinnati, OH Devel. Authority (Public Parking
                  Infrastructure)                                                   6.300     02/15/2024         510,260
--------------------------------------------------------------------------------------------------------------------------
      1,260,000   Port of Greater Cincinnati, OH Devel. Authority (Public Parking
                  Infrastructure)                                                   6.400     02/15/2034       1,267,132
--------------------------------------------------------------------------------------------------------------------------
         10,000   Reynoldsburg, OH Health Care Facilities (Wesley Ridge)            5.950     10/20/2017          10,223
--------------------------------------------------------------------------------------------------------------------------
        655,000   Summit County, OH Port Authority (Twinsburg Township)             5.125     05/15/2025         597,602
--------------------------------------------------------------------------------------------------------------------------
        110,000   Sylvania, OH Area Joint Recreational District                     6.000     12/01/2020         110,255
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Toledo-Lucas County, OH Port Authority (Preston) 2                4.800     11/15/2035         830,470
                                                                                                            --------------
                                                                                                             105,288,376
OKLAHOMA--1.3%
      4,000,000   Chickasaw Nation, OK Health System                                6.250     12/01/2032       3,992,240
--------------------------------------------------------------------------------------------------------------------------
         15,000   Grady County, OK Industrial Authority (Correctional Facilities)   6.000     11/01/2029          15,160
--------------------------------------------------------------------------------------------------------------------------
        500,000   Grady County, OK Industrial Authority (Correctional Facilities)   7.800     11/01/2014         340,745
--------------------------------------------------------------------------------------------------------------------------
      4,000,000   Langston, OK EDA (Langston University)                            5.000     05/01/2030       3,566,360
--------------------------------------------------------------------------------------------------------------------------
      5,675,000   Langston, OK EDA (Langston University)                            5.000     05/01/2035       4,944,684
--------------------------------------------------------------------------------------------------------------------------
      1,870,000   Langston, OK EDA (Langston University)                            5.250     05/01/2026       1,773,022
--------------------------------------------------------------------------------------------------------------------------

                      30 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
OKLAHOMA CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $    2,575,000   OK Devel. Finance Authority Student Hsg. (Seminole State
                  College)                                                          5.125%    09/01/2036    $  2,396,887
--------------------------------------------------------------------------------------------------------------------------
        185,000   OK HFA (Single Family Homeownership Loan Program)                 5.403 3   03/01/2029          60,242
--------------------------------------------------------------------------------------------------------------------------
         20,000   Texas County, OK Devel Authority Student Hsg. (OPSU-Goodwell)     5.450     11/01/2034          16,908
--------------------------------------------------------------------------------------------------------------------------
      9,070,000   Tulsa, OK Municipal Airport Trust (American Airlines) 2           7.350     12/01/2011       9,008,868
                                                                                                            --------------
                                                                                                              26,115,116
OREGON--0.0%
         10,000   Clackamas County, OR Hospital Facility Authority (Legacy
                  Health System)                                                    5.500     02/15/2014          10,410
--------------------------------------------------------------------------------------------------------------------------
         25,000   Clackamas County, OR Hospital Facility Authority (Williamette
                    Falls Hospital)                                                 6.000     04/01/2019          25,356
--------------------------------------------------------------------------------------------------------------------------
         10,000   OR GO (Elderly & Disabled Hsg.)                                   5.500     08/01/2026          10,004
--------------------------------------------------------------------------------------------------------------------------
         10,000   OR GO (Veterans Welfare)                                          5.250     10/01/2042          10,032
--------------------------------------------------------------------------------------------------------------------------
         50,000   OR GO (Veterans Welfare)                                          6.000     04/01/2032          50,783
--------------------------------------------------------------------------------------------------------------------------
        100,000   OR Health & Science University, Series A                          5.250     07/01/2028         100,043
--------------------------------------------------------------------------------------------------------------------------
         25,000   OR Hsg. & Community Services Dept. (Single Family Mtg.)           6.400     07/01/2018          25,359
                                                                                                            --------------
                                                                                                                 231,987
PENNSYLVANIA--0.4%
         75,000   Blair County, PA IDA (The Village at Penn State Retirement
                  Community)                                                        6.900     01/01/2022          76,612
--------------------------------------------------------------------------------------------------------------------------
         55,000   Northeastern PA Hospital & Education Authority (WVHCS)            5.250     01/01/2026          55,461
--------------------------------------------------------------------------------------------------------------------------
         25,000   Northumberland County, PA IDA (NHS Youth Services)                5.500     02/15/2033          21,677
--------------------------------------------------------------------------------------------------------------------------
      3,800,000   Northumberland County, PA IDA (NHS Youth Services)                7.750     02/15/2029       3,956,560
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Philadelphia, PA H&HEFA (Centralized Comprehensive Human
                  Services)                                                         7.250     01/01/2021       1,019,550
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Philadelphia, PA Redevel. Authority (Beech Student Hsg.
                  Complex), Series A                                                5.625     07/01/2023         937,820
--------------------------------------------------------------------------------------------------------------------------
      1,500,000   Philadelphia, PA Redevel. Authority (Beech Student Hsg.
                  Complex), Series A                                                5.625     07/01/2028       1,338,060
                                                                                                            --------------
                                                                                                               7,405,740
RHODE ISLAND--0.8%
      5,000,000   Central Falls, RI Detention Facility                              7.250     07/15/2035       5,174,100
--------------------------------------------------------------------------------------------------------------------------
         50,000   Providence, RI HDC (Barbara Jordan Apartments)                    6.750     07/01/2025          52,168
--------------------------------------------------------------------------------------------------------------------------
         25,000   Providence, RI Public Building Authority                          5.400     12/15/2012          25,302
--------------------------------------------------------------------------------------------------------------------------
        110,000   RI Health & Educational Building Corp. (Johnson & Wales
                  University)                                                       6.100     04/01/2026         110,216
--------------------------------------------------------------------------------------------------------------------------
         40,000   RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)          6.500     04/01/2027          41,300
--------------------------------------------------------------------------------------------------------------------------
     33,305,000   RI Tobacco Settlement Financing Corp. (TASC)                      6.125 3   06/01/2052       1,108,057
--------------------------------------------------------------------------------------------------------------------------
        175,000   RI Tobacco Settlement Financing Corp. (TASC)                      6.250     06/01/2042         169,017
--------------------------------------------------------------------------------------------------------------------------
    211,125,000   RI Tobacco Settlement Financing Corp. (TASC)                      6.580 3   06/01/2052       7,978,414
--------------------------------------------------------------------------------------------------------------------------
     10,375,000   RI Tobacco Settlement Financing Corp. (TASC)                      6.750 3   06/01/2052         266,638
--------------------------------------------------------------------------------------------------------------------------

                      31 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $    1,500,000   Tiverton, RI Special Obligation Tax (Mount Hope Bay Village)      6.875%    05/01/2022    $  1,569,720
                                                                                                            --------------
                                                                                                              16,494,932
SOUTH CAROLINA--2.0%
         30,000   Charleston County, SC (Care Alliance Health Services)             5.000     08/15/2019          30,789
--------------------------------------------------------------------------------------------------------------------------
         45,000   Edgefield County, SC Water and Sewer Authority                    5.000     01/01/2028          45,248
--------------------------------------------------------------------------------------------------------------------------
         25,000   Greer, SC Combined Utility System                                 5.000     09/01/2025          25,127
--------------------------------------------------------------------------------------------------------------------------
         35,000   Horry County, SC Airport                                          5.500     07/01/2027          35,652
--------------------------------------------------------------------------------------------------------------------------
         35,000   Horry County, SC Hospital Facilities (Conway Hospital)            5.000     07/01/2028          35,190
--------------------------------------------------------------------------------------------------------------------------
      1,460,000   Lancaster County, SC (Edenmoor Improvement District)              5.375     12/01/2016       1,404,578
--------------------------------------------------------------------------------------------------------------------------
      1,500,000   Lancaster County, SC (Edenmoor Improvement District)              5.750     12/01/2037       1,261,335
--------------------------------------------------------------------------------------------------------------------------
      2,200,000   Lancaster County, SC (Sun City Carolina Lakes)                    5.450     12/01/2037       1,761,430
--------------------------------------------------------------------------------------------------------------------------
      8,915,000   Lee County, SC School Facilities, Series 2006 2                   6.000     12/01/2027       9,399,352
--------------------------------------------------------------------------------------------------------------------------
      3,370,000   Lee County, SC School Facilities, Series 2007                     6.000     12/01/2031       3,509,350
--------------------------------------------------------------------------------------------------------------------------
      1,265,000   Newberry County, SC Special Source Revenue (Newberry County
                  Memorial Hospital)                                                5.250     12/01/2029       1,211,402
--------------------------------------------------------------------------------------------------------------------------
         35,000   Piedmont, SC Municipal Power Agency                               5.000     01/01/2018          35,014
--------------------------------------------------------------------------------------------------------------------------
         15,000   Piedmont, SC Municipal Power Agency                               5.000     01/01/2022          15,001
--------------------------------------------------------------------------------------------------------------------------
      6,000,000   Richland County, SC Assessment Revenue (Village at Sandhill
                  Improvement District)                                             6.200     11/01/2036       5,200,860
--------------------------------------------------------------------------------------------------------------------------
        600,000   SC Connector 2000 Assoc. Toll Road, Series B                      5.535 3   01/01/2020         212,514
--------------------------------------------------------------------------------------------------------------------------
      6,565,000   SC Connector 2000 Assoc. Toll Road, Series B 2                    5.781 3   01/01/2021       2,127,388
--------------------------------------------------------------------------------------------------------------------------
     11,240,000   SC Connector 2000 Assoc. Toll Road, Series B 2                    6.697 3   01/01/2026       2,597,452
--------------------------------------------------------------------------------------------------------------------------
      5,285,000   SC Educational Facilities Authority (Benedict College) 2          5.600     07/01/2022       5,392,127
--------------------------------------------------------------------------------------------------------------------------
      2,320,000   SC Educational Facilities Authority (Benedict College)            5.625     07/01/2031       2,320,394
--------------------------------------------------------------------------------------------------------------------------
      1,100,000   SC Educational Facilities Authority (Southern Wesleyan
                  University)                                                       5.000     03/01/2020       1,047,475
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   SC Educational Facilities Authority (Southern Wesleyan
                  University)                                                       5.750     03/01/2029         966,360
--------------------------------------------------------------------------------------------------------------------------
         50,000   SC Hsg. Finance & Devel. Authority, Series A-1                    5.300     07/01/2031          50,118
--------------------------------------------------------------------------------------------------------------------------
        500,000   SC Jobs-EDA (Lutheran Homes)                                      5.500     05/01/2028         423,950
--------------------------------------------------------------------------------------------------------------------------
        500,000   SC Jobs-EDA (Lutheran Homes)                                      5.625     05/01/2042         413,015
--------------------------------------------------------------------------------------------------------------------------
         25,000   SC Public Service Authority                                       5.000     01/01/2029          25,165
--------------------------------------------------------------------------------------------------------------------------
         30,000   SC State Budget & Control Board (Harden Street Facilities)        6.000     12/01/2011          30,083
--------------------------------------------------------------------------------------------------------------------------
        320,000   SC Tobacco Settlement Management Authority, Series B              6.375     05/15/2028         321,939
--------------------------------------------------------------------------------------------------------------------------
        245,000   SC Tobacco Settlement Management Authority, Series B              6.375     05/15/2030         241,149
--------------------------------------------------------------------------------------------------------------------------
        115,000   Spartanburg County, SC Health Services                            5.300     04/15/2025         115,124
--------------------------------------------------------------------------------------------------------------------------
        240,000   Spartanburg County, SC Health Services, Series A                  5.500     04/15/2027         242,705
--------------------------------------------------------------------------------------------------------------------------
         80,000   Spartanburg County, SC Health Services, Series B                  5.125     04/15/2022          80,082
                                                                                                            --------------
                                                                                                              40,577,368

                      32 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.4%
 $    2,190,000   Mobridge, SD Health Care Facilities (Mobridge Regional
                  Hospital) 2                                                       5.000%    12/01/2022    $  1,827,862
--------------------------------------------------------------------------------------------------------------------------
      6,010,000   SD Educational Enhancement Funding Corp. Tobacco Settlement       6.500     06/01/2032       6,017,272
--------------------------------------------------------------------------------------------------------------------------
         10,000   SD H&EFA (Prairie Lakes Health Care System)                       5.650     04/01/2022          10,076
                                                                                                            --------------
                                                                                                               7,855,210
TENNESSEE--2.4%
      7,710,000   Chattanooga, TN HE&HFB (Campus Devel. Foundation Phase I)         5.000     10/01/2025       6,972,307
--------------------------------------------------------------------------------------------------------------------------
      9,000,000   Chattanooga, TN HE&HFB (Campus Devel. Foundation Phase I)         5.125     10/01/2035       7,800,480
--------------------------------------------------------------------------------------------------------------------------
         10,000   Jackson, TN Health Educational & Hsg. Facilities Board
                  (Lambuth University)                                              5.900     09/01/2015          10,026
--------------------------------------------------------------------------------------------------------------------------
         15,000   Johnson City, TN H&EFB (Johnson City Medical Center)              5.250     07/01/2028          15,293
--------------------------------------------------------------------------------------------------------------------------
         15,000   Knox County, TN First Utility District Water & Sewer              5.625     12/01/2019          15,177
--------------------------------------------------------------------------------------------------------------------------
      5,980,000   Smyrna, TN Hsg. Assoc. (Imperial Garden Apartments)               6.450     10/20/2035       6,349,205
--------------------------------------------------------------------------------------------------------------------------
     30,000,000   TN Energy Acquisition Gas Corp. 1                                 5.000     02/01/2025      28,275,300
--------------------------------------------------------------------------------------------------------------------------
         30,000   TN Metropolitan Government Nashville & Davidson County H&EFB
                  (Vanderbilt University)                                           5.375     07/01/2018          30,349
                                                                                                            --------------
                                                                                                              49,468,137
TEXAS--13.4%
        300,000   Abilene, TX HFDC (Hendrick Medical Center)                        6.100     09/01/2015         300,834
--------------------------------------------------------------------------------------------------------------------------
        130,000   Alice, TX GO                                                      5.200     02/01/2011         130,251
--------------------------------------------------------------------------------------------------------------------------
      1,305,000   Anson, TX Education Facilities Corp. Student Hsg. (University
                  of Texas/Waterview Park)                                          5.100     01/01/2034       1,015,708
--------------------------------------------------------------------------------------------------------------------------
      9,585,000   Beasley, TX Higher Education Finance Corp., Series A              5.125     12/01/2034       8,124,150
--------------------------------------------------------------------------------------------------------------------------
     10,765,000   Bexar County, TX HFC (American Opportunity Hsg.)                  6.750     12/01/2037       9,910,582
--------------------------------------------------------------------------------------------------------------------------
      3,090,000   Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill
                  Apartments)                                                       6.000     06/01/2021       2,525,673
--------------------------------------------------------------------------------------------------------------------------
      6,625,000   Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill
                  Apartments)                                                       6.000     06/01/2031       5,017,510
--------------------------------------------------------------------------------------------------------------------------
      5,765,000   Bexar County, TX HFC (American Opportunity
                  Hsg.-Waterford/Kingswood)                                         7.000     12/01/2036       5,972,655
--------------------------------------------------------------------------------------------------------------------------
        400,000   Bexar County, TX HFC (Doral Club)                                 8.750     10/01/2036         352,896
--------------------------------------------------------------------------------------------------------------------------
         40,000   Brazoria County, TX Municipal Utility District No. 18             5.300     09/01/2028          40,004
--------------------------------------------------------------------------------------------------------------------------
         20,000   Brazos County, TX HFDC (Franciscan Services Corp.)                5.375     01/01/2032          19,566
--------------------------------------------------------------------------------------------------------------------------
        150,000   Chimney Hill, TX Municipal Utility District                       5.500     10/01/2011         150,212
--------------------------------------------------------------------------------------------------------------------------
         60,000   Collin County, TX HFC (Community College District Foundation)     5.250     06/01/2031          47,800
--------------------------------------------------------------------------------------------------------------------------
        250,000   Commerce, TX Independent School District                          5.000     08/15/2029         250,203
--------------------------------------------------------------------------------------------------------------------------
          5,000   Cypress Hill, TX Municipal Utility District No. 1                 5.250     09/01/2025           5,004
--------------------------------------------------------------------------------------------------------------------------
         30,000   Dallas, TX Civic Center (Convention Complex)                      5.000     08/15/2028          30,152
--------------------------------------------------------------------------------------------------------------------------
         25,000   Dallas-Fort Worth, TX International Airport Facility              5.200     01/15/2031          25,229
--------------------------------------------------------------------------------------------------------------------------
      1,550,000   Dallas-Fort Worth, TX International Airport Facility (American
                  Airlines) 2                                                       6.000     11/01/2014       1,269,977
--------------------------------------------------------------------------------------------------------------------------
        355,000   Danbury, TX Higher Education Authority (AW Brown Fellowship
                  Charter)                                                          5.000     08/15/2026         335,443
--------------------------------------------------------------------------------------------------------------------------
        700,000   Danbury, TX Higher Education Finance Corp. (Island Foundation)    6.250     02/15/2036         645,995
--------------------------------------------------------------------------------------------------------------------------

                      33 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $    7,650,000   Donna, TX GO 2                                                     6.250%   02/15/2037    $  7,316,307
--------------------------------------------------------------------------------------------------------------------------
        305,000   El Paso County, TX HFC (American Village Communities), Series A    6.250    12/01/2020         312,717
--------------------------------------------------------------------------------------------------------------------------
        335,000   El Paso County, TX HFC (El Paso American Hsg. Foundation),
                  Series A                                                           6.375    12/01/2032         339,013
--------------------------------------------------------------------------------------------------------------------------
      2,460,000   Folk, TX Avenue South Transportation District 2                    5.625    11/01/2031       1,809,379
--------------------------------------------------------------------------------------------------------------------------
        200,000   Fort Bend County, TX Municipal Utility District                    5.250    09/01/2021         200,202
--------------------------------------------------------------------------------------------------------------------------
         20,000   Fort Bend, TX Independent School District                          5.375    02/15/2024          20,272
--------------------------------------------------------------------------------------------------------------------------
      1,050,000   Grand Prairie, TX Metropolitan Utility & Reclamation District      6.500    04/01/2012       1,051,313
--------------------------------------------------------------------------------------------------------------------------
         20,000   Harris County, TX HFDC (Memorial Hermann Hospital System)          5.125    06/01/2022          20,249
 --------------------------------------------------------------------------------------------------------------------------
       125,000   Harris County, TX HFDC (Memorial Hermann Hospital System)           5.250    06/01/2027         126,571
--------------------------------------------------------------------------------------------------------------------------
         20,000   Harris County, TX HFDC (Texas Children's Hospital)                 5.250    10/01/2029          20,606
--------------------------------------------------------------------------------------------------------------------------
         45,000   Harris County-Houston, TX Sports Authority                         5.000    11/15/2025          45,044
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Hidalgo County, TX Health Services Corp. (Mission Hospital) 8      5.000    08/15/2022         930,260
--------------------------------------------------------------------------------------------------------------------------
        490,000   Keller, TX Independent School District                             5.125    08/15/2027         490,206
--------------------------------------------------------------------------------------------------------------------------
         65,000   Leander, TX Independent School District                            5.457 3  08/15/2018          37,096
--------------------------------------------------------------------------------------------------------------------------
        200,000   Lewisville, TX GO                                                  5.700    09/01/2028         178,942
--------------------------------------------------------------------------------------------------------------------------
        650,000   Lewisville, TX GO                                                  6.000    10/01/2015         677,781
--------------------------------------------------------------------------------------------------------------------------
      1,325,000   Lewisville, TX GO 2                                                6.000    10/01/2025       1,247,898
--------------------------------------------------------------------------------------------------------------------------
      5,510,000   Lewisville, TX GO                                                  6.000    10/01/2034       4,950,515
--------------------------------------------------------------------------------------------------------------------------
      2,425,000   Lewisville, TX GO 2                                                6.125    09/01/2029       2,474,422
--------------------------------------------------------------------------------------------------------------------------
      2,345,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments) 2             6.000    07/01/2022       2,062,310
--------------------------------------------------------------------------------------------------------------------------
      1,530,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments) 2             6.000    07/01/2025       1,318,829
--------------------------------------------------------------------------------------------------------------------------
        770,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)               6.000    07/01/2032         641,518
--------------------------------------------------------------------------------------------------------------------------
         50,000   Lubbock, TX HFDC (St. Joseph Health System)                        5.000    07/01/2023          50,231
--------------------------------------------------------------------------------------------------------------------------
        130,000   Maverick County, TX Public Facility Corp.                          6.375    02/01/2029         115,271
--------------------------------------------------------------------------------------------------------------------------
        270,000   Metro, TX HFDC (Wilson N. Jones Memorial Hospital)                 5.375    01/01/2023         270,356
--------------------------------------------------------------------------------------------------------------------------
        580,000   Metro, TX HFDC (Wilson N. Jones Memorial Hospital)                 5.600    01/01/2017         581,241
--------------------------------------------------------------------------------------------------------------------------
        240,000   Midlothian, TX Devel. Authority Tax Increment                      5.125    11/15/2026         207,516
--------------------------------------------------------------------------------------------------------------------------
         75,000   Mission, TX EDC                                                    6.600    01/01/2020          75,364
--------------------------------------------------------------------------------------------------------------------------
         15,000   North TX Tollway Authority (Dallas North Tollway System)           5.000    01/01/2023          15,001
--------------------------------------------------------------------------------------------------------------------------
         55,000   Nueces County, TX HFC (Dolphins Landing Apartments)                8.000    07/01/2030          60,980
--------------------------------------------------------------------------------------------------------------------------
        245,000   Odessa, TX Junior College District                                 5.000    12/01/2019         245,113
--------------------------------------------------------------------------------------------------------------------------
        250,000   Pantego, TX EDC (Sales Tax)                                        5.850    02/15/2022         251,023
--------------------------------------------------------------------------------------------------------------------------
         50,000   Port of Corpus Christi, TX (Union Pacific Corp.)                   5.350    11/01/2010          50,072
--------------------------------------------------------------------------------------------------------------------------
         55,000   Port of Corpus Christi, TX IDC (Valero Energy Corp.)               5.450    04/01/2027          50,560
--------------------------------------------------------------------------------------------------------------------------
      1,680,000   Retama, TX Devel. Corp. (Retama Racetrack) 2                      10.000    12/15/2019       2,414,546
--------------------------------------------------------------------------------------------------------------------------
         50,000   Richardson, TX Hospital Authority (Baylor/Richardson)              5.625    12/01/2028          47,515
--------------------------------------------------------------------------------------------------------------------------
        500,000   Ridge Parc, TX Devel. Corp. (Multifamily)                          6.100    06/20/2033         530,600
--------------------------------------------------------------------------------------------------------------------------

                      34 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
--------------------------------------------------------------------------------------------------------------------------
 $    3,695,000   Sabine, TX River Authority Pollution Control (TXU Electric
                  Company) 2                                                        6.150%    08/01/2022    $  3,165,543
--------------------------------------------------------------------------------------------------------------------------
         35,000   San Marcos, TX GO                                                 5.000     08/15/2019          35,153
--------------------------------------------------------------------------------------------------------------------------
        980,000   Tom Green County, TX HFDC (Shannon Health System/Shannon
                  Medical Center)                                                   6.750     05/15/2021       1,023,561
--------------------------------------------------------------------------------------------------------------------------
         25,000   Tomball, TX Hospital Authority (Tomball Regional Hospital)        6.000     07/01/2029          25,062
--------------------------------------------------------------------------------------------------------------------------
      7,000,000   Trophy Club, TX Public Improvement (Highlands Trophy Club)        7.750     10/01/2037       6,784,610
--------------------------------------------------------------------------------------------------------------------------
     15,130,000   TX Affordable Hsg. Corp. (American Opportunity for Hsg.) 2        5.400     09/01/2022      14,495,297
--------------------------------------------------------------------------------------------------------------------------
     29,340,000   TX Affordable Hsg. Corp. (American Opportunity for Hsg.) 6        5.550     03/01/2032      27,375,687
--------------------------------------------------------------------------------------------------------------------------
        445,000   TX Affordable Hsg. Corp. (Ashton Place & Woodstock
                  Apartments) 7                                                     6.300     08/01/2033         308,341
--------------------------------------------------------------------------------------------------------------------------
        320,000   TX Affordable Hsg. Corp. (Worthing Oaks Apartments)               6.600     07/20/2037         341,386
--------------------------------------------------------------------------------------------------------------------------
        110,000   TX Dormitory Finance Authority (Temple Junior College
                  Foundation)                                                       5.750     09/01/2027          81,380
--------------------------------------------------------------------------------------------------------------------------
        485,000   TX Dormitory Finance Authority (Temple Junior College
                  Foundation)                                                       6.000     09/01/2033         356,999
--------------------------------------------------------------------------------------------------------------------------
         35,000   TX GO                                                             5.375     08/01/2019          35,854
--------------------------------------------------------------------------------------------------------------------------
     10,000,000   TX Multifamily Housing Options (Affordable Hsg.) 6                3.308 5   01/01/2039       9,982,000
--------------------------------------------------------------------------------------------------------------------------
    179,775,000   TX Municipal Gas Acquisition & Supply Corp. 1                     2.576 5   12/15/2026     118,660,489
--------------------------------------------------------------------------------------------------------------------------
      5,000,000   TX Municipal Gas Acquisition & Supply Corp. 6                     3.326 5   12/15/2026       3,795,450
--------------------------------------------------------------------------------------------------------------------------
        545,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 7                     6.625     03/01/2020         391,381
--------------------------------------------------------------------------------------------------------------------------
      3,065,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 2,7                   6.750     03/01/2031       2,193,406
--------------------------------------------------------------------------------------------------------------------------
        660,000   TX Public Finance Authority Charter School Finance Corp.
                  (Ed-Burnham Wood)                                                 6.250     09/01/2036         624,439
--------------------------------------------------------------------------------------------------------------------------
      5,000,000   TX Public Finance Authority Charter School Finance Corp. (Idea
                  Academy)                                                          5.000     08/15/2030       4,203,000
--------------------------------------------------------------------------------------------------------------------------
      7,000,000   TX Public Finance Authority Charter School Finance Corp. (Idea
                  Academy)                                                          5.000     08/15/2037       5,651,310
--------------------------------------------------------------------------------------------------------------------------
      7,000,000   TX Public Finance Authority Charter School Finance Corp.
                  (Kipp) 2                                                          5.000     02/15/2036       5,653,130
--------------------------------------------------------------------------------------------------------------------------
      4,445,000   Wichita County, TX HFDC (Wichita Falls Retirement Foundation)     6.250     01/01/2028       4,319,740
--------------------------------------------------------------------------------------------------------------------------
      1,930,000   Winkler County, TX GO 2                                           5.250     02/15/2031       1,892,133
                                                                                                            --------------
                                                                                                             278,802,034
--------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.0%
         65,000   Puerto Rico Infrastructure                                        5.000     07/01/2041          60,813
--------------------------------------------------------------------------------------------------------------------------
UTAH--0.1%
        420,000   Emery County, UT Pollution Control (Pacificorp)                   5.650     11/01/2023         420,630
--------------------------------------------------------------------------------------------------------------------------
         15,000   Sandy City, UT Industrial Devel. (King Properties)                6.125     08/01/2016          15,029
--------------------------------------------------------------------------------------------------------------------------
        335,000   Utah County, UT Charter School (Lincoln Academy)                  5.875     06/15/2037         300,438
--------------------------------------------------------------------------------------------------------------------------
        275,000   Utah County, UT Charter School (Renaissance Academy)              5.625     07/15/2037         237,284
--------------------------------------------------------------------------------------------------------------------------
      1,500,000   West Valley City, UT Sewer (East Hollywood High School)           5.625     06/15/2037       1,294,500
                                                                                                            --------------
                                                                                                               2,267,881

                      35 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
VERMONT--0.6%
--------------------------------------------------------------------------------------------------------------------------
 $       30,000   VT E&HBFA (Mary Hitchcock Memorial Hospital/Cooley Dickenson
                  Hospital Obligated Group)                                         5.000%    11/15/2022    $     29,938
--------------------------------------------------------------------------------------------------------------------------
        600,000   VT EDA (Wake Robin Corp.)                                         5.250     05/01/2026         519,378
--------------------------------------------------------------------------------------------------------------------------
        350,000   VT EDA (Wake Robin Corp.)                                         6.000     03/01/2022         334,919
--------------------------------------------------------------------------------------------------------------------------
        285,000   VT EDA (Wake Robin Corp.)                                         6.300     03/01/2033         272,822
--------------------------------------------------------------------------------------------------------------------------
     10,000,000   VT Educational & Health Buildings Financing Agency (Fletcher
                  Allen Health Care)                                                6.125     12/01/2027      10,258,800
--------------------------------------------------------------------------------------------------------------------------
        945,137   VT Educational & Health Buildings Financing Agency (Marlboro
                  College)                                                          3.570     04/01/2019         828,942
--------------------------------------------------------------------------------------------------------------------------
        225,000   VT Student Assistance Corp.                                       5.000     03/01/2026         225,081
                                                                                                            --------------
                                                                                                              12,469,880
VIRGINIA--3.2%
        345,000   Alexandria, VA IDA Pollution Control (Potomac Electric Power
                  Company)                                                          5.375     02/15/2024         345,480
--------------------------------------------------------------------------------------------------------------------------
      2,300,000   Buena Vista, VA Public Recreational Facilities Authority (Golf
                  Course) 2                                                         5.250     07/15/2025       2,078,487
--------------------------------------------------------------------------------------------------------------------------
        825,000   Buena Vista, VA Public Recreational Facilities Authority (Golf
                  Course)                                                           5.500     07/15/2035         703,106
--------------------------------------------------------------------------------------------------------------------------
        100,000   Danville, VA IDA Educational Facilities (Averett University)      6.000     03/15/2016         102,212
--------------------------------------------------------------------------------------------------------------------------
      3,000,000   Farms New Kent, VA Community Devel. Authority Special Assessment  5.450     03/01/2036       2,112,090
--------------------------------------------------------------------------------------------------------------------------
        750,000   Farms New Kent, VA Community Devel. Authority Special Assessment  5.800     03/01/2036         550,328
--------------------------------------------------------------------------------------------------------------------------
         25,000   Greensville County, VA IDA (Georgia-Pacific Corp.)                5.300     08/01/2014          22,668
--------------------------------------------------------------------------------------------------------------------------
         25,000   Hampton Roads, VA Regional Jail Authority                         5.000     07/01/2028          25,002
--------------------------------------------------------------------------------------------------------------------------
        515,000   Hampton, VA Redevel. and Hsg. Authority (Olde Hampton) 2          6.500     07/01/2016         481,839
--------------------------------------------------------------------------------------------------------------------------
        900,000   New Port, VA CDA                                                  5.600     09/01/2036         704,277
--------------------------------------------------------------------------------------------------------------------------
      4,000,000   Norfolk, VA Water 2                                               5.875     11/01/2020       4,023,360
--------------------------------------------------------------------------------------------------------------------------
         65,000   Norton, VA IDA (Norton Community Hospital)                        6.000     12/01/2022          66,120
--------------------------------------------------------------------------------------------------------------------------
      5,000,000   Peninsula, VA Town Center Community Devel. Authority Special
                  Obligation                                                        6.350     09/01/2028       4,677,900
--------------------------------------------------------------------------------------------------------------------------
      3,225,000   Peninsula, VA Town Center Community Devel. Authority Special
                  Obligation                                                        6.450     09/01/2037       2,976,772
--------------------------------------------------------------------------------------------------------------------------
      1,000,000   Stafford County & Staunton, VA IDA (Virginia Municipal
                  League/Mt. Rogers) 2                                              6.500     08/01/2028         994,860
--------------------------------------------------------------------------------------------------------------------------
      3,000,000   Stafford County & Staunton, VA IDA (Virginia Municipal
                  League/Mt. Rogers)                                                6.500     08/01/2038       2,974,110
--------------------------------------------------------------------------------------------------------------------------
        675,000   Suffolk, VA IDA (Lake Prince Center)                              5.300     09/01/2031         587,284
--------------------------------------------------------------------------------------------------------------------------
      3,700,000   VA Celebrate South CDA Special Assessment                         6.250     03/01/2037       3,228,731
--------------------------------------------------------------------------------------------------------------------------
      5,590,000   VA College Building Authority Educational Facilities (Regent
                  University)                                                       5.000     06/01/2036       5,073,819
--------------------------------------------------------------------------------------------------------------------------
         25,000   VA Hsg. Devel. Authority, Series B                                5.950     05/01/2016          25,548
--------------------------------------------------------------------------------------------------------------------------
     30,000,000   VA Tobacco Settlement Authority 1                                 5.000     06/01/2047      23,748,300
--------------------------------------------------------------------------------------------------------------------------
     35,170,000   VA Tobacco Settlement Authority                                   5.670 3   06/01/2047       2,157,680
--------------------------------------------------------------------------------------------------------------------------
    162,770,000   VA Tobacco Settlement Authority                                   5.770 3   06/01/2047       9,191,622
--------------------------------------------------------------------------------------------------------------------------
         10,000   West Point, VA IDA Solid Waste (Chesapeake Corp.)                 6.250     03/01/2019           7,825
                                                                                                            --------------
                                                                                                              66,859,420

                      36 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
WASHINGTON--4.5%
 $       10,000   Bothell, WA GO                                                    5.300%    12/01/2017    $     10,019
--------------------------------------------------------------------------------------------------------------------------
      2,330,000   Bremerton, WA Hsg. Authority                                      5.300     06/01/2026       2,008,973
--------------------------------------------------------------------------------------------------------------------------
      4,145,000   Bremerton, WA Hsg. Authority                                      5.500     06/01/2037       3,458,795
--------------------------------------------------------------------------------------------------------------------------
        125,000   Kitsap County, WA Consolidated Hsg. Authority                     5.600     12/01/2028         119,085
--------------------------------------------------------------------------------------------------------------------------
         20,000   Pierce County, WA Hsg. Authority                                  5.800     12/01/2023          20,003
--------------------------------------------------------------------------------------------------------------------------
        100,000   Port Camas, WA Public Industrial Corp. (James River Corp. of
                  Virginia)                                                         6.700     04/01/2023          93,774
--------------------------------------------------------------------------------------------------------------------------
      2,460,000   Seattle, WA Hsg. Authority (Gamelin House & Genesee)2             5.700     11/01/2035       2,332,400
--------------------------------------------------------------------------------------------------------------------------
         50,000   Seattle, WA Municipal Light & Power                               5.125     07/01/2022          50,766
--------------------------------------------------------------------------------------------------------------------------
        500,000   Skagit County, WA Public Hospital District (Skagit Valley
                  Hospital)                                                         5.500     12/01/2030         472,215
--------------------------------------------------------------------------------------------------------------------------
        165,000   Skagit Valley, WA College                                         5.625     11/01/2017         166,130
--------------------------------------------------------------------------------------------------------------------------
        140,000   Skagit Valley, WA College                                         5.750     11/01/2023         141,060
--------------------------------------------------------------------------------------------------------------------------
        500,000   Snohomish County, WA Hsg. Authority                               6.400     04/01/2026         503,840
--------------------------------------------------------------------------------------------------------------------------
        500,000   Vancouver, WA Downtown Redevel. Authority (Conference Center)     5.250     01/01/2028         437,905
--------------------------------------------------------------------------------------------------------------------------
      2,050,000   Vancouver, WA Downtown Redevel. Authority (Conference Center)     5.250     01/01/2034       1,742,049
--------------------------------------------------------------------------------------------------------------------------
         25,000   Vancouver, WA Downtown Redevel. Authority (Conference Center)     6.000     01/01/2028          24,063
--------------------------------------------------------------------------------------------------------------------------
      3,260,000   Vancouver, WA Downtown Redevel. Authority (Conference Center)     6.000     01/01/2034       3,038,613
--------------------------------------------------------------------------------------------------------------------------
        220,000   Vancouver, WA Hsg. Authority                                      5.500     03/01/2028         220,079
--------------------------------------------------------------------------------------------------------------------------
         25,000   WA COP (Dept. of General Administration)                          5.300     10/01/2010          25,052
--------------------------------------------------------------------------------------------------------------------------
        500,000   WA COP (Dept. of General Administration) 2                        5.625     10/01/2020         500,965
--------------------------------------------------------------------------------------------------------------------------
         30,000   WA GO                                                             5.000     01/01/2024          30,234
--------------------------------------------------------------------------------------------------------------------------
     20,000,000   WA Health Care Facilities Authority                               5.500     08/15/2042      19,545,800
--------------------------------------------------------------------------------------------------------------------------
         20,000   WA Health Care Facilities Authority (Multicare Health System)     5.000     08/15/2022          20,262
--------------------------------------------------------------------------------------------------------------------------
     17,020,000   WA Health Care Facilities Authority (Overlake Hospital Medical
                  Center) 1                                                         5.000     07/01/2025      14,860,689
--------------------------------------------------------------------------------------------------------------------------
      7,340,000   WA Health Care Facilities Authority (Overlake Hospital Medical
                  Center) 1                                                         5.000     07/01/2030       6,408,781
--------------------------------------------------------------------------------------------------------------------------
     18,500,000   WA Health Care Facilities Authority (Overlake Hospital Medical
                  Center) 1                                                         5.000     07/01/2038      16,152,922
--------------------------------------------------------------------------------------------------------------------------
         10,000   WA Health Care Facilities Authority (Overlake Hospital Medical
                  Center)                                                           5.000     07/01/2025           8,971
--------------------------------------------------------------------------------------------------------------------------
         15,000   WA Health Care Facilities Authority (Overlake Hospital Medical
                  Center)                                                           5.000     07/01/2030          12,805
--------------------------------------------------------------------------------------------------------------------------
      4,445,000   WA Health Care Facilities Authority (Overlake Hospital Medical
                  Center)                                                           5.000     07/01/2038       3,817,322
--------------------------------------------------------------------------------------------------------------------------
     15,000,000   WA Health Care Facilities Authority (Providence Health
                  System-Washington) 1,8                                            5.250     10/01/2033      15,510,375
--------------------------------------------------------------------------------------------------------------------------
         15,000   WA Health Care Facilities Authority (Swedish Health System)       5.125     11/15/2022          15,249
--------------------------------------------------------------------------------------------------------------------------
         90,000   WA Health Care Facilities Authority (Yakima Valley Memorial
                  Hospital Assoc.)                                                  5.250     12/01/2020          92,002
--------------------------------------------------------------------------------------------------------------------------
        145,000   WA Health Care Facilities Authority (Yakima Valley Memorial
                  Hospital Assoc.)                                                  5.375     12/01/2027         133,615
--------------------------------------------------------------------------------------------------------------------------
         10,000   WA HFC (Gonzaga University)                                       5.850     07/01/2014          10,023
--------------------------------------------------------------------------------------------------------------------------

                      37 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL
         AMOUNT                                                                     COUPON    MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------
Washington Continued
----------------------------------------------------------------------------------------------------------------------------
 $       10,000   WA HFC (Nickerson Area Properties)                                5.250%    01/01/2023    $        9,686
----------------------------------------------------------------------------------------------------------------------------
         45,000   WA HFC (Presbyterian Ministries)                                  5.450     01/01/2029            39,977
----------------------------------------------------------------------------------------------------------------------------
         55,000   WA State University (Recreation Center)                           5.000     04/01/2032            55,174
----------------------------------------------------------------------------------------------------------------------------
        205,000   WA Tobacco Settlement Authority (TASC)                            6.500     06/01/2026           209,153
----------------------------------------------------------------------------------------------------------------------------
         25,000   WA Tobacco Settlement Authority (TASC)                            6.625     06/01/2032            25,169
                                                                                                            ----------------
                                                                                                                92,323,995
WEST VIRGINIA--0.3%
----------------------------------------------------------------------------------------------------------------------------
         60,000   Buckhannon, WV Sewer System                                       5.250     10/01/2025            60,408
----------------------------------------------------------------------------------------------------------------------------
      1,260,000   Morgantown, WV Tax Increment (Parking Garage)                     5.000     06/01/2033         1,105,713
----------------------------------------------------------------------------------------------------------------------------
      1,000,000   Ohio County, WV Commission Tax Increment (Fort Henry Centre
                  Financing District)                                               5.850     06/01/2034         1,003,080
----------------------------------------------------------------------------------------------------------------------------
         50,000   Pleasants County, WV Pollution Control (Monongahela Power
                  Company)                                                          6.150     05/01/2015            50,140
----------------------------------------------------------------------------------------------------------------------------
        500,000   Wheeling, WV Tax Increment (Stone Building Renovation)            5.200     06/01/2025           451,790
----------------------------------------------------------------------------------------------------------------------------
      1,500,000   Wheeling, WV Tax Increment (Stone Building Renovation)            5.500     06/01/2033         1,362,750
----------------------------------------------------------------------------------------------------------------------------
      1,540,000   WV West Liberty State College, Series A                           6.000     06/01/2023         1,552,289
----------------------------------------------------------------------------------------------------------------------------
      1,695,000   WV West Liberty State College, Series A                           6.125     06/01/2028         1,700,017
                                                                                                            ----------------
                                                                                                                 7,286,187
WISCONSIN--0.4%
          5,000   Grant County, WI Hsg. Authority (Orchard Manor)                   5.250     07/01/2018             5,006
----------------------------------------------------------------------------------------------------------------------------
      1,750,000   Sokaogon, WI Chippewa Community (Gaming) 2                        7.000     01/01/2026         1,598,293
 ----------------------------------------------------------------------------------------------------------------------------
       500,000   Waupun, WI Hsg. Authority (Christian Home & Rehabilitation)        5.000     12/01/2029           406,380
----------------------------------------------------------------------------------------------------------------------------
         20,000   WI GO                                                             5.350     11/01/2016            20,045
----------------------------------------------------------------------------------------------------------------------------
      2,000,000   WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group) 2                    5.875     08/15/2026         2,011,640
----------------------------------------------------------------------------------------------------------------------------
          5,000   WI H&EFA (Froedert & Community)                                   5.375     10/01/2030             5,129
----------------------------------------------------------------------------------------------------------------------------
        265,000   WI H&EFA (Kenosha Hospital & Medical Center)                      5.625     05/15/2029           267,173
----------------------------------------------------------------------------------------------------------------------------
        185,000   WI H&EFA (Medical College of Wisconsin)                           5.500     12/01/2026           186,809
----------------------------------------------------------------------------------------------------------------------------
      2,140,000   WI H&EFA (Richland Hospital)                                      5.375     06/01/2028         1,907,125
----------------------------------------------------------------------------------------------------------------------------
        550,000   WI H&EFA (St. Clare Terrance)                                     5.750     12/01/2036           473,605
----------------------------------------------------------------------------------------------------------------------------
        870,000   WI H&EFA (Three Pillars Senior Living)                            5.500     08/15/2034           825,943
----------------------------------------------------------------------------------------------------------------------------
      1,075,000   WI H&EFA (WMA/MHCC/MVS Obligated Group) 2                         5.600     08/15/2023         1,081,644
                                                                                                            ----------------
                                                                                                                 8,788,792
WYOMING--0.0%
        645,000   Cheyenne, WY Hsg. Authority (Foxcrest II)                         5.400     06/01/2027           610,726
                                                                                                            ----------------
Total Municipal Bonds and Notes (Cost $3,015,715,086)                                                        2,678,310,421
----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.0%
----------------------------------------------------------------------------------------------------------------------------

        142,962   Delta Air Lines, Inc., Sr. Unsec. Nts. 6 (Cost $141,533)          8.000     12/01/2015           123,305
----------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $3,015,856,619)-129.2%                                                     2,678,433,726
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(29.2)                                                                  (605,214,219)
                                                                                                            ----------------
NET ASSETS-100.0%                                                                                           $2,073,219,507
                                                                                                            ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

2. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.


                      38 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Represents the current interest rate for a variable or increasing rate security.

6. Illiquid security. The aggregate value of illiquid securities as of April 30, 2008 was $76,426,579, which represents 3.69% of the Fund's net assets. See accompanying Notes.

7. Issue is in default. See accompanying Notes.

8. When-issued security or delayed delivery to be delivered and settled after April 30, 2008. See accompanying Notes.

9. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

10. Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA               Atlanta Devel. Authority
AHC               Aurora Healthcare
AHF               American Housing Foundation
AMCS              Aurora Medical Center of Sheboygan County
ARC               Assoc. of Retarded Citizens
BCC               Bethesda Company Care, Inc.
BCG               Bethesda Care Givers
BCH               Bethany Covenant Home
BHA               Bethesda Hospital Assoc.
BHC               Bethesda Home Care
CAH               Colonial Acres Home
CAU               Clark Atlanta University
CDA               Communities Devel. Authority
CFGH              Central Florida Group Homes
CHHC              Community Health & Home Care
COP               Certificates of Participation
CRC               Covenant Retirement Communities
DDC               Dual Devel. Corp.
DKH               Day Kimball Hospital
E&HBFA            Educational Health Buildings Financing Agency
ECH               Ebenezer Covenant Home
EDA               Economic Devel. Authority
EDC               Economic Devel. Corp.
EDFA              Economic Devel. Finance Authority
EF&CD             Environmental Facilities and Community Devel.
EMH               Elmhurst Memorial Hospital
EMHH              Elmhurst Memorial Home Health
EMHS              Elmhurst Memorial Health System
FHA               Federal Housing Agency
FHS               Freeman Health System
FNH               Freeman Neosho Hospital
FRS               Family Rehabilitation Services (Hancock Manor)
GO                General Obligation
H&EFA             Health and Educational Facilities Authority
H&EFB             Health and Educational Facilities Board
H&HEFA            Hospitals and Higher Education Facilities Authority
HDC               Housing Devel. Corp.
HE&HFA            Higher Education and Health Facilities Authority
HE&HFB            Health Educational and Housing Facility Board
HFA               Housing Finance Agency
HFC               Housing Finance Corp.
HFDC              Health Facilities Devel. Corp.
HMH               Hartford Memorial Hospital
HNE               Healthnet of New England
HSC               Hospital for Special Care
IDA               Industrial Devel. Agency
IDC               Industrial Devel. Corp.
MCAS              Medlantic Center for Ambulatory Surgery
MEDE              Medlantic Enterprises
MH                Memorial Hospital

                      39 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

MHCC              Masonic Health Care Center
MLTCC             Medlantic Long Term Care Corp.
MRI               Medlantic Research Institutes
MVS               Masonic Village on the Square
NAC               Nanticoke Alternative Care
NMH               Nanticoke Memorial Hospital
NRH               National Rehabilitation Hospital
NYC               New York City
OHC               Oakwood Hospital Corp.
OPSU              Oklahoma Panhandle State University
OUH               Oakwood United Hospitals
PP                Professionals PRN, Inc.
RIBS              Residual Interest Bonds
RITES             Residual Interest Tax Exempt Security
ROLs              Residual Option Longs
S&EPF             Sheppard & Enoch Pratt Foundation
SAVRS             Select Auction Variable Rate Securities
SLMC              St. Luke's Medical Center
SPHS              Sheppard Pratt Health System
SPI               Sheppard Pratt Investments
SPPP              Sheppard Pratt Physicians Pennsylvania
SSNH              Sunny Slope Nursing Home
TASC              Tobacco Settlement Asset-Backed Bonds
TC                Travis Corp. (People Care)
VC                VinFen Corp.
VCS               VinFen Clinical Services
WMA               Wisconsin Masonic Home
WVHCS             Wyoming Valley Health Care System
YMCA              Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or

                      40 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                 WHEN-ISSUED OR DELAYED DELIVERY BASIS
                                 TRANSACTIONS
                                 ----------------------------------------
        Purchased securities     $26,926,505
        Sold securities           27,162,543

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $439,260,587 as of April 30, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2008, municipal bond holdings with a value of $604,559,390 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $526,317,219 in short-term floating rate notes issued and outstanding at that date.

At April 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                                           COUPON       MATURITY
AMOUNT            INVERSE FLOATER 1                                                 RATE 2           DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------
$   2,000,000     AK HFC ROLs                                                       12.083%       12/1/33   $  1,908,680
    2,500,000     AK HFC ROLs 3                                                     11.570         6/1/32      2,527,750
    3,285,000     Athens, GA Area Facilities Corp. COP ROLs                         12.373        6/15/37      2,574,323
   11,500,000     CA Golden State Tobacco Securitization Corp. ROLs 3                7.050         6/1/33      8,139,240
    6,520,000     Central Plains, NE Gas Energy ROLs 3                               2.845        12/1/26     (3,788,120)
    5,010,000     Chicago, IL Board of Education ROLs                               11.618        12/1/35      5,472,623

                      41 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

 4,400,000     GA Main Street Natural Gas ROLs 3                                 15.890        9/15/26         3,183,840
 2,600,000     GA Main Street Natural Gas ROLs 3                                 15.890        9/15/27         1,789,710
 1,000,000     GA Main Street Natural Gas ROLs 3                                 15.890        9/15/28           652,430
 9,800,000     IA Tobacco Settlement Authority ROLs 3                            16.902         6/1/46         3,710,672
 2,625,000     IL Health Facilities Authority ROLs                               12.490        8/15/33         2,643,480
 2,500,000     IL Metropolitan Pier & Exposition Authority RITES                 11.698       12/15/28         2,703,150
 5,845,000     Jefferson Parish, LA Finance Authority (Single Family
               Mtg.) ROLs                                                        13.409        12/1/32         6,489,937
33,000,000     NJ Tobacco Settlement Authority ROLs 3                             7.080         6/1/29        24,166,230
 3,175,000     Northwestern Gwinnett County, GA Facilities Corp. COP ROLs        12.335        6/15/29         2,981,547
 3,750,000     NY Austin Trust Various States Inverse Certificates                0.000 4      10/1/33         4,260,375
 7,260,000     Salt Verde, AZ Financial Corp. ROLs                               14.433        12/1/37         4,000,841
14,500,000     Salt Verde, AZ Financial Corp. ROLs 3                             12.343        12/1/37         8,573,270
 3,675,000     St. Joseph County, IN Hospital Authority ROLs 3                    3.379        8/15/46           360,665
 7,500,000     TN Energy Acquisition Corp. ROLs 3                                11.710         2/1/25         5,775,300
35,955,000     TX Municipal Gas Acquisition & Supply Corp. ROLs 3                 1.180       12/15/26       (25,159,511)
15,000,000     VA Tobacco Settlement Authority ROLs 3                             7.080         6/1/47         8,748,300
 9,815,000     WA Health Care Facilities Authority ROLs 3                        13.322         7/1/38         4,377,392
 2,105,000     West Palm Beach, FL Community Redevel Agency ROLs 3               10.557         3/1/26         2,150,047
                                                                                                          --------------
                                                                                                            $ 78,242,171
                                                                                                          ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 39-40 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater".

3. Security is subject to a shortfall and forbearance agreement.

4. The underlying bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest rate will be determined upon settlement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $420,042,219.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2008, securities with an aggregate market value of $10,314,455, representing 0.50% of the Fund's net assets, were in default.

ILLIQUID SECURITIES
As of April 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary

                      42 | OPPENHEIMER AMT-FREE MUNICIPALS

Oppenheimer AMT-Free Municipals
STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

And emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.9709% as of April 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of April 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.9709%. Details of the borrowings for the period ended April 30, 2008 are as follows:

Average Daily Loan Balance                $ 83,351,460
Average Daily Interest Rate                      4.690%
Fees Paid                                 $    277,766
Interest Paid                             $  2,859,258

RECENT ACCOUNTING PRONOUNCEMENT
In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $ 3,024,998,625
                                        =================
Gross unrealized appreciation             $    11,467,766
Gross unrealized depreciation                (358,032,665)
                                        -----------------
Net unrealized depreciation               $  (346,564,899)
                                        =================

                      43 | OPPENHEIMER AMT-FREE MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free Municipals

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/10/2008